UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02354

Name of Fund: BlackRock Liquidity Funds

California Money Fund

Federal Trust Fund

FedFund

MuniCash

MuniFund

New York Money Fund

TempCash

TempFund

T-Fund

Treasury Trust Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:   John M. Perlowski, Chief Executive Officer, BlackRock Liquidity Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock Liquidity Funds

▶     Federal Trust Fund

▶    FedFund

▶     TempCash

▶     TempFund

▶     T-Fund

▶     Treasury Trust Fund

▶    MuniCash

▶    MuniFund

▶    California Money Fund

▶    New York Money Fund

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bill (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended April 30, 2016

After seven years of near-zero interest rate policy, the Federal Open Market Committee (the “FOMC”) in a unanimous decision raised the target range for the federal funds rate by 25 basis points (0.25%) to 0.25-0.50% at its December 2015 meeting. The FOMC was clear in its expectation that the future removal of monetary accommodation would likely be gradual and dependent on incoming data. Following broader financial market turmoil in early 2016, the FOMC left rates unchanged for the remainder of the six-month period ended April 30, 2016 and tempered its outlook for the future path of interest rates.

We believe at least one 25 basis point (0.25%) rate hike in 2016 is possible should recent upward pressure on inflation prove lasting and labor market and financial conditions remain supportive of such an action. This possibility, combined with the expectation that money market reform to be implemented in 2016 may cause a shift in flows from prime to government money funds, is likely to keep demand skewed toward shorter tenors in fixed rate securities as investors maintain a defensive posture.

In the Eurozone, the European Central Bank (“ECB”) provided additional stimulus on multiple occasions during the period. The deposit rate was reduced by 20 basis points (0.20%) to a negative 0.40%, while the refinancing and marginal lending rates were each lowered by five basis points (0.05%) to 0.00% and 0.25%, respectively. The size and scope of the ECB’s bond-buying program were also expanded, with the inclusion of non-financial Eurozone corporate bonds. At the ECB’s most recent meeting, President Draghi offered guidance that rates would stay low (or move lower) for an extended period of time.

The Bank of England left its benchmark rate unchanged at 0.50%. On June 23, 2016, the United Kingdom will vote on its continued membership or a “Brexit” from the European Union. The upcoming referendum has been a key focus for investors and has served as a deterrent to the further normalization of monetary policy.

London Interbank Offered Rates (“LIBOR”) moved higher over the period as a result of the hike in rates by the FOMC and speculation of another possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.637%, which is just over 30 basis points (0.30%) higher than it had been six months prior.

The short-term tax-exempt market ended the six-month period with the SIFMA Index, which represents the average yield on 7-day variable rate demand note (“VRDN”) securities, at a multi-year high of 0.41%, well above the six-month average of 0.10%. VRDN new issuance remained light as municipal issuers continued to lock in low fixed rates through longer-dated bond deals. However, over the past six months, the tax-exempt industry experienced outflows of approximately 11%, or $27 billion, due to pending money fund reform. Roughly half of those outflows occurred during the month of March 2016, which caused dealer VRDN inventories to increase substantially, forcing dealers to reset levels aggressively higher in order to attract the interest of taxable crossover buyers. Overall, variable rates in the tax-exempt space, which had been overdue for an adjustment higher since the Committee voted to increase the target range for the overnight federal funds rate to 0.25% to 0.50% in December 2015, are now anticipated to be more closely aligned with short-term taxable rates.

In the primary note market, the Municipal Market Advisors AAA General Obligation One-Year Index ended the six-month period at 0.56%, reflective of the selectivity of investors with regard to purchases of one-year maturities. Ahead of “note season” in June, when municipalities issue the bulk of their one-year tax and revenue anticipation notes, municipal note issuance is anticipated to remain light as municipalities continue to assess their operating cash needs and formulate their budgets for the upcoming fiscal year. However, we expect one-year levels to continue to move higher throughout the summer as issuers will need to offer greater yield premiums to entice buyers to extend out to the full year maturity. Also, short-term tax-exempt industry assets are expected to decrease further over the coming months as money continues to move out of municipal money funds and into government funds as a result of technical provisions of the money fund reform that becomes effective in October. Due to this widespread uncertainty over shareholder activity, and in addition to the possibility of a further hike in short-term rates by the Fed, we expect an upward bias on short-term municipal rates throughout the remainder of 2016 as municipal money fund investors remain defensively positioned, favoring higher levels of liquidity and shorter weighted average maturities.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Fund Information as of April 30, 2016

Federal Trust Fund

Federal Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.17%	0.17%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Cash Reserve	0.00%	0.00%
Administration	0.07%	0.07%

Portfolio Composition	Percent of Net Assets
U.S. Government Sponsored Agency Obligations	81%
U.S. Treasury Obligations	19

Total	100%

FedFund

FedFund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.25%	0.25%
Dollar	0.04%	0.04%
Cash Management	0.04%	0.04%
Cash Reserve	0.04%	0.04%
Administration	0.14%	0.14%
Select	0.04%	0.04%
Private Client	0.04%	0.04%
Premier	0.04%	0.04%

Portfolio Composition	Percent of Net Assets
Repurchase Agreements	59%
U.S. Government Sponsored Agency Obligations	37
U.S. Treasury Obligations	3
Other Assets Less Liabilities	1

Total	100%

TempCash

TempCash’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.35%	0.35%
Dollar	0.11%	0.11%

Portfolio Composition	Percent of Net Assets
Time Deposits	41%
Repurchase Agreements	20
Commercial Paper	18
Municipal Bonds	13
Certificates of Deposit	8

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	5

Fund Information (continued) as of April 30, 2016

TempFund

TempFund’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.42%	0.42%
Dollar	0.17%	0.17%
Cash Management	0.00%	0.00%
Cash Reserve	0.02%	0.02%
Administration	0.32%	0.32%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Time Deposits	35%
Certificates of Deposit	34
Commercial Paper	25
Repurchase Agreements	6
Municipal Bonds	—*
U.S.Treasury Obligations	—*
Corporate Notes	—*

Total	100%

*	Representing less than 0.5% of the Fund’s net assets.

T-Fund

T-Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.20%	0.20%
Dollar	0.04%	0.04%
Cash Management	0.04%	0.04%
Cash Reserve	0.04%	0.04%
Administration	0.10%	0.10%
Select	0.04%	0.04%
Premier	0.04%	0.04%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	54%
Repurchase Agreements	45
Other Assets Less Liabilities	1

Total	100%

Treasury Trust Fund

Treasury Trust Fund’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.17%	0.17%
Dollar	0.04%	0.04%
Cash Management	0.04%	0.04%
Cash Reserve	0.04%	0.04%
Administration	0.07%	0.07%
Select	0.04%	0.04%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	104%
Liabilities in Excess of Other Assets	(4)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Fund Information (continued) as of April 30, 2016

MuniCash

MuniCash’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.18%	0.18%
Dollar	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Municipal Bonds	18
Commercial Paper	9
Other Assets less Liabilities	1

Total	100%

MuniFund

MuniFund’s (the “Fund”) investment objective is to seek as high a level of current income exempt from federal income tax as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.19%	0.19%
Dollar	0.00%	0.00%
Cash Management	0.00%	0.00%
Administration	0.09%	0.09%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	75%
Commercial Paper	12
Municipal Bonds	11
Closed-Ended Investment Companies	2

Total	100%

California Money Fund

California Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from California State personal income tax, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.23%	0.23%
Dollar	0.00%	0.00%
Administration	0.13%	0.13%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	66%
Municipal Bonds	24
Commercial Paper	4
Closed-Ended Investment Companies	2
Municipal Put Bonds	2
Other Assets Less Liabilities	2

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	7

Fund Information (concluded) as of April 30, 2016

New York Money Fund

New York Money Fund’s (the “Fund”) investment objective is to seek as high a level of current income that is exempt from federal income tax and, to the extent possible, from New York State and New York City personal income taxes, as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.19%	0.19%
Cash Management	0.00%	0.00%
Administration	0.09%	0.09%
Select	0.00%	0.00%
Private Client	0.00%	0.00%
Premier	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	83%
Municipal Bonds	11
Closed-End Investment Companies	6

Total	100%

On July 28, 2015, the Board of Trustees of the Trust (the “Board”) approved the following:

•

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund revised its investment policy to meet the definition of a “government money market fund” under Rule 2a-7 under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Fund’s weekly liquid assets. These changes became effective on October 1, 2015.

•

Effective October 1, 2015, TempCash may invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

•

The Board and the Board of Trustees of Funds For Institutions Series (the “Target Trust”), approved the reorganization of FFI Institutional Tax-Exempt Fund (the “Target Fund”), a series of the Target Trust, with and into MuniCash (the “Acquiring Fund”), with the Acquiring Fund continuing as the surviving fund after the reorganization. At a special shareholder meeting on December 17, 2015, the requisite shareholders of the Target Fund approved the reorganization, which was completed on January 25, 2016.

On November 2, 2015, Bank of America reached an agreement to transfer the investment management responsibilities of BofA Global Capital Management (“BofA”) and its affiliates to BlackRock Advisors, LLC (the “Manager”). In connection with this transaction, the Manager proposed to reorganize (the “Reorganizations”) certain series of the BofA Funds Series Trust (the “Target Funds”) into certain funds managed by the Manager (the “Acquiring Funds”).

The Board of Trustees of the Target Funds at a meeting held on December 10, 2015 and the Board of the Acquiring Funds at a meeting held on December 14-15, 2015 approved the Reorganizations. At a special shareholder meeting on March 31, 2016, the requisite shareholders of the Target Funds approved each Reorganization, which was completed on April 18, 2016.

Target Funds	Acquiring Funds
BofA Government Reserves	Federal Trust Fund
BofA Government Plus Reserves	FedFund
BofA Cash Reserves	TempFund
BofA Money Market Reserves	TempFund
BofA Treasury Reserves	T-Fund

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

8	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including advisory fees, service and distribution fees, including 12b-1 fees, and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the headings entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
Federal Trust Fund
Institutional	$1,000.00	$1,000.50	$0.95	$1,000.00	$1,023.92	$0.96	0.19%
Dollar	$1,000.00	$1,000.00	$1.79	$1,000.00	$1,023.07	$1.81	0.36%
Cash Management	$1,000.00	$1,000.00	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Cash Reserve	$1,000.00	$1,000.00	$0.79	$1,000.00	$1,024.08	$0.80	0.16%
Administration	$1,000.00	$1,000.10	$1.49	$1,000.00	$1,023.37	$1.51	0.30%

FedFund
Institutional	$1,000.00	$1,000.80	$0.95	$1,000.00	$1,023.92	$0.96	0.19%
Dollar	$1,000.00	$1,000.10	$1.69	$1,000.00	$1,023.17	$1.71	0.34%
Cash Management	$1,000.00	$1,000.10	$1.84	$1,000.00	$1,023.02	$1.86	0.37%
Cash Reserve	$1,000.00	$1,000.10	$1.64	$1,000.00	$1,023.22	$1.66	0.33%
Administration	$1,000.00	$1,000.40	$1.29	$1,000.00	$1,023.57	$1.31	0.26%
Select	$1,000.00	$1,000.10	$1.64	$1,000.00	$1,023.22	$1.66	0.33%
Private Client	$1,000.00	$1,000.10	$1.64	$1,000.00	$1,023.22	$1.66	0.33%
Premier	$1,000.00	$1,000.10	$1.64	$1,000.00	$1,023.22	$1.66	0.33%

TempCash
Institutional	$1,000.00	$1,001.10	$0.80	$1,000.00	$1,024.07	$0.81	0.16%
Dollar	$1,000.00	$1,000.20	$1.64	$1,000.00	$1,023.22	$1.66	0.33%

TempFund
Institutional	$1,000.00	$1,001.60	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Dollar	$1,000.00	$1,000.50	$1.99	$1,000.00	$1,022.87	$2.01	0.40%
Cash Management	$1,000.00	$1,000.00	$2.49	$1,000.00	$1,022.38	$2.51	0.50%
Cash Reserve	$1,000.00	$1,000.10	$2.24	$1,000.00	$1,022.63	$2.26	0.45%
Administration	$1,000.00	$1,001.10	$1.39	$1,000.00	$1,023.47	$1.41	0.28%
Select	$1,000.00	$1,000.00	$2.39	$1,000.00	$1,022.48	$2.41	0.48%
Private Client	$1,000.00	$1,000.00	$2.44	$1,000.00	$1,022.43	$2.46	0.49%
Premier	$1,000.00	$1,000.00	$2.19	$1,000.00	$1,022.68	$2.21	0.44%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	9

Expense Examples (concluded)

	Actual			Hypothetical[2]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[1]	Annualized Expense Ratio
T-Fund
Institutional	$1,000.00	$1,000.60	$0.90	$1,000.00	$1,023.97	$0.91	0.18%
Dollar	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Cash Management	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Cash Reserve	$1,000.00	$1,000.10	$1.49	$1,000.00	$1,023.37	$1.51	0.30%
Administration	$1,000.00	$1,000.20	$1.29	$1,000.00	$1,023.57	$1.31	0.26%
Select	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%
Premier	$1,000.00	$1,000.10	$1.44	$1,000.00	$1,023.42	$1.46	0.29%

Treasury Trust Fund
Institutional	$1,000.00	$1,000.50	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Dollar	$1,000.00	$1,000.10	$1.14	$1,000.00	$1,023.72	$1.16	0.23%
Cash Management	$1,000.00	$1,000.10	$1.29	$1,000.00	$1,023.57	$1.31	0.26%
Cash Reserve	$1,000.00	$1,000.10	$0.98	$1,000.00	$1,017.73	$0.99	0.26%
Administration	$1,000.00	$1,000.20	$1.14	$1,000.00	$1,023.72	$1.16	0.23%
Select	$1,000.00	$1,000.10	$1.30	$1,000.00	$1,023.57	$1.31	0.26%

MuniCash
Institutional	$1,000.00	$1,000.30	$0.55	$1,000.00	$1,024.32	$0.55	0.11%
Dollar	$1,000.00	$1,000.10	$0.70	$1,000.00	$1,024.17	$0.70	0.14%

MuniFund
Institutional	$1,000.00	$1,000.30	$0.35	$1,000.00	$1,024.52	$0.35	0.07%
Dollar	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Cash Management	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Administration	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Select	$1,000.00	$1,000.20	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Private Client	$1,000.00	$1,000.20	$0.45	$1,000.00	$1,024.42	$0.45	0.09%
Premier	$1,000.00	$1,000.20	$0.35	$1,000.00	$1,024.52	$0.35	0.07%

California Money Fund
Institutional	$1,000.00	$1,000.30	$0.50	$1,000.00	$1,024.37	$0.50	0.10%
Dollar	$1,000.00	$1,000.00	$0.20	$1,000.00	$1,024.66	$0.20	0.04%
Administration	$1,000.00	$1,000.20	$0.65	$1,000.00	$1,024.22	$0.65	0.13%
Select	$1,000.00	$1,000.00	$0.99	$1,000.00	$1,023.87	$1.01	0.20%
Private Client	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.12	$0.75	0.15%
Premier	$1,000.00	$1,000.00	$0.75	$1,000.00	$1,024.12	$0.75	0.15%

New York Money Fund
Institutional	$1,000.00	$1,000.30	$0.55	$1,000.00	$1,024.32	$0.55	0.11%
Cash Management	$1,000.00	$1,000.10	$0.85	$1,000.00	$1,024.02	$0.86	0.17%
Administration	$1,000.00	$1,000.20	$0.60	$1,000.00	$1,024.27	$0.60	0.12%
Select	$1,000.00	$1,000.10	$0.70	$1,000.00	$1,024.17	$0.70	0.14%
Private Client	$1,000.00	$1,000.10	$0.70	$1,000.00	$1,024.17	$0.70	0.14%
Premier	$1,000.00	$1,000.10	$0.70	$1,000.00	$1,024.17	$0.70	0.14%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

10	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	Federal Trust Fund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Bonds:
0.50%, 5/04/16	$500	$500,004
0.45%, 5/06/16	3,588	3,588,013
0.45%, 6/20/16	20,000	20,001,256
0.46%, 7/12/16	1,000	1,000,062
0.55%, 8/16/16	3,000	3,000,658
Federal Farm Credit Bank Discount Notes: (a)
0.20%, 5/04/16	64,711	64,709,814
0.20%, 5/05/16	40,567	40,566,008
0.33%, 5/09/16	864	863,937
0.24%, 5/24/16	200,000	199,969,334
0.24%, 5/31/16	75,000	74,985,000
0.24%, 6/03/16	10,000	9,997,867
0.49%, 6/03/16	15,000	14,993,263
0.44%, 6/16/16	3,599	3,596,931
0.35%, 6/17/16	5,660	5,657,414
0.36%, 7/01/16	9,880	9,873,973
0.39%, 7/12/16	10,860	10,851,312
0.39%, 7/14/16	5,000	4,996,046
0.55%, 7/14/16	7,000	6,992,032
0.39%, 7/19/16	16,394	16,379,610
0.48%, 7/27/16	20,095	20,071,204
0.49%, 8/02/16	17,997	17,973,754
0.48%, 8/03/16	17,854	17,831,157
0.49%, 8/05/16	17,000	16,977,333
0.48%, 8/08/16	32,237	32,193,560
0.42%, 8/12/16	18,100	18,077,508
0.62%, 8/12/16	13,000	12,977,163
0.46%, 8/19/16	17,901	17,875,292
0.48%, 8/29/16	10,852	10,834,275
0.51%, 9/13/16	10,000	9,980,500
0.56%, 2/09/17	2,125	2,115,612
0.55%, 2/10/17	1,160	1,154,949
Federal Farm Credit Bank Variable Rate Notes: (b)
0.47%, 6/02/16	8,030	8,030,253
0.45%, 6/17/16	500	500,007
0.42%, 8/01/16	43,000	42,999,473
0.46%, 8/26/16	1,970	1,970,161
0.43%, 9/06/16	19,935	19,934,503
0.47%, 9/12/16	11,607	11,608,518
0.46%, 9/14/16	20,539	20,541,118
0.41%, 10/03/16	6,640	6,639,183
0.46%, 10/03/16	16,800	16,801,661
0.46%, 10/11/16	9,595	9,595,657
0.47%, 10/11/16	800	800,038
0.42%, 10/20/16	30,000	29,996,468
0.44%, 11/10/16	10,000	9,999,466
0.45%, 11/14/16	5,984	5,984,016
0.44%, 11/29/16	785	785,093
0.54%, 12/06/16	3,090	3,091,834
0.55%, 12/16/16	3,047	3,047,000
0.47%, 12/28/16	14,945	14,950,028
0.47%, 1/03/17	24,065	24,067,681

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Variable Rate Notes: (continued) (b)
0.49%, 1/17/17	$6,515	$6,518,122
0.42%, 1/24/17	15,680	15,679,478
0.45%, 2/06/17	46,409	46,416,097
0.48%, 2/13/17	4,115	4,116,776
0.44%, 2/23/17	8,599	8,599,575
0.49%, 2/27/17	16,434	16,443,121
0.44%, 3/02/17	40,745	40,750,311
0.46%, 3/16/17	17,699	17,692,780
0.41%, 3/20/17	61,750	61,746,090
0.48%, 3/24/17	1,500	1,500,550
0.46%, 3/29/17	12,700	12,706,347
0.43%, 4/04/17	30,300	30,298,558
0.49%, 4/17/17	30,258	30,278,805
0.47%, 4/26/17	4,980	4,977,188
0.48%, 5/24/17	1,155	1,153,852
0.47%, 6/05/17	39,835	39,820,899
0.43%, 6/15/17	30,000	29,993,144
0.47%, 6/20/17	28,085	28,099,547
0.46%, 7/13/17	39,125	39,120,250
0.47%, 7/14/17	10,000	10,006,090
0.48%, 8/04/17	2,055	2,054,229
0.48%, 8/29/17	250	249,599
0.45%, 10/13/17	16,675	16,650,624
0.47%, 11/13/17	5,940	5,932,983
0.57%, 12/04/17	3,000	3,000,000
0.47%, 12/08/17	1,880	1,876,188
0.48%, 1/02/18	658	656,672
Federal Home Loan Bank Bonds:
2.03%, 6/06/16	4,520	4,527,129
0.38%, 6/10/16	1,205	1,204,887
0.38%, 6/24/16	21,115	21,112,353
0.41%, 8/05/16	8,190	8,188,363
0.46%, 8/19/16	44,475	44,470,248
0.47%, 8/26/16	5,435	5,433,973
0.49%, 8/26/16	25,465	25,463,730
1.36%, 9/06/16	800	802,290
2.00%, 9/09/16	8,480	8,523,070
3.75%, 9/09/16	4,165	4,212,124
0.53%, 9/16/16	7,745	7,744,940
Federal Home Loan Bank Discount Notes: (a)
0.25%, 5/13/16	16,900	16,898,575
0.27%, 5/13/16	2,250	2,249,818
0.39%, 5/25/16	20,000	19,994,867
0.37%, 5/27/16	28,000	27,992,114
0.42%, 6/01/16	626	625,770
0.47%, 6/01/16	17,650	17,642,545
0.38%, 6/10/16	65,276	65,247,714
0.59%, 6/22/16	5,000	4,995,775
0.49%, 7/05/16	678	677,388
0.49%, 7/13/16	1,856	1,854,144
0.53%, 7/13/16	31,430	31,395,559
0.53%, 7/15/16	12,572	12,557,663

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	HDA	Housing Development Authority	PCRB	Pollution Control Revenue	TAN	Tax Anticipation Notes
	Corp.	HFA	Housing Finance Agency		Bonds	TECP	Tax-Exempt Commercial Paper
AMT	Alternative Minimum Tax	IDA	Industrial Development Authority	PUTTERS	Puttable Tax-Exempt Receipts	VRDN	Variable Rate Demand Notes
	(subject to)	IDRB	Industrial Development Revenue	RB	Revenue Bonds	VRDP	Variable Rate Demand Preferred
BAN	Bond Anticipation Notes		Bonds	ROC	Reset Option Certificates
CalSTRS	California State Teachers’	ISD	Independent School District	SBPA	Stand-by Bond Purchase
	Retirement System	LOC	Letter of Credit		Agreement
COP	Certificates of Participation	MB	Municipal Bonds
GO	General Obligation Bonds

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	11

Schedule of Investments (concluded)	Federal Trust Fund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (continued) (a)
0.55%, 7/15/16	$12,258	$12,243,713
0.34%, 7/18/16	78,350	78,292,282
0.34%, 7/20/16	50,000	49,961,921
0.49%, 7/20/16	5,262	5,256,226
0.51%, 7/20/16	15,791	15,772,981
0.49%, 7/22/16	140,794	140,632,697
0.42%, 7/27/16	44,000	43,954,276
0.48%, 8/10/16	30,000	29,958,378
0.48%, 8/10/16	13,000	12,982,306
0.49%, 8/10/16	15,000	14,979,583
0.46%, 8/12/16	75,000	74,900,433
0.39%, 8/17/16	2,810	2,806,628
0.48%, 8/19/16	39,795	39,735,418
0.48%, 8/24/16	15,000	14,976,725
0.49%, 8/24/16	54,000	53,914,408
0.49%, 8/26/16	15,094	15,069,767
0.49%, 9/02/16	15,000	14,974,167
0.51%, 9/09/16	26,396	26,346,053
0.49%, 9/14/16	5,000	4,990,719
0.57%, 9/14/16	17,712	17,672,932
0.57%, 9/14/16	11,808	11,782,318
0.43%, 9/23/16	1,000	998,268
0.49%, 9/28/16	5,350	5,339,077
Federal Home Loan Bank Variable Rate Notes: (b)
0.46%, 5/13/16	5,000	4,999,991
0.58%, 11/25/16	5,000	5,000,000
0.59%, 1/06/17	6,000	6,000,000
0.39%, 1/09/17	78,910	78,908,567
0.54%, 1/17/17	5,000	5,000,143
0.49%, 2/10/17	5,000	4,999,381
0.41%, 2/14/17	40,585	40,585,000
0.53%, 3/28/17	3,000	2,999,252

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Variable Rate Notes: (continued) (b)
0.46%, 4/21/17	$22,715	$22,707,209
0.44%, 8/17/17	28,200	28,200,000
Tennessee Valley Authority Discount Notes: (a)
0.26%, 5/03/16	35,000	34,999,494
0.24%, 5/10/16	354,000	353,978,760
0.24%, 5/17/16	97,620	97,609,568
0.25%, 5/17/16	14,720	14,718,467
0.28%, 5/17/16	500	499,942
Total U.S. Government Sponsored Agency Obligations — 81.1%		3,100,826,963

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.05% - 0.19%, 5/05/16	200,854	200,851,937
0.15% - 0.21%, 5/12/16	65,605	65,601,842
0.18%, 5/19/16	47,490	47,485,844
0.31%, 6/09/16	6,233	6,230,905
0.48%, 9/01/16	1,620	1,617,343
U.S. Treasury Notes:
0.32%, 4/30/16 (b)	250,000	250,000,020
0.38%, 4/30/16	89,063	89,063,073
0.25%, 5/15/16	40,000	39,997,568
3.25%, 5/31/16	20,000	20,047,357
0.42%, 10/31/17 (b)	3,000	2,997,816
0.52%, 1/31/18 (b)	5,005	5,003,164
Total U.S. Treasury Obligations — 19.1%		728,896,869
Total Investments (Cost — $3,829,723,832*) — 100.2%		3,829,723,832
Liabilities in Excess of Other Assets — (0.2)%		(9,293,687)

Net Assets — 100.0%		$3,820,430,145

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$3,829,723,832	—	$3,829,723,832

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $12,026 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	FedFund
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Fannie Mae Benchmark Notes:
0.38%, 7/05/16	$1,309	$1,308,695
0.63%, 8/26/16	6,455	6,457,719
Fannie Mae Bonds, 5.38%, 7/15/16	22,622	22,849,830
Fannie Mae Discount Notes: (a)
0.57%, 6/22/16	25,000	24,979,598
0.54%, 7/06/16	23,000	22,977,230
0.38%, 7/12/16	70,000	69,946,800
0.44%, 7/20/16	50,000	49,951,111
Fannie Mae Variable Rate Notes: (b)
0.45%, 7/25/16	17,000	17,000,926
0.45%, 8/15/16	8,952	8,952,384
0.46%, 8/26/16	1,935	1,935,079
0.53%, 10/21/16	50,000	49,999,130
0.45%, 1/26/17	13,907	13,904,411
0.45%, 8/16/17	25,000	24,996,731
0.45%, 10/05/17	730	729,055
Federal Farm Credit Bank Bonds:
0.45%, 5/06/16	1,412	1,412,005
5.13%, 8/25/16	3,514	3,565,419
Federal Farm Credit Bank Discount Notes: (a)
0.44%, 6/16/16	1,401	1,400,194
0.44%, 6/27/16	5,000	4,996,438
0.39%, 7/12/16	4,140	4,136,688
0.39%, 7/14/16	20,000	19,983,829
0.55%, 7/14/16	9,000	8,989,963
0.48%, 7/27/16	7,905	7,895,639
0.49%, 8/02/16	7,003	6,993,955
0.48%, 8/03/16	7,146	7,136,857
0.49%, 8/05/16	8,000	7,989,333
0.48%, 8/08/16	12,763	12,745,802
0.42%, 8/12/16	6,900	6,891,511
0.46%, 8/19/16	7,099	7,088,805
0.45%, 9/13/16	78,295	78,162,877
0.45%, 10/21/16	40,000	39,913,500
0.42%, 10/24/16	50,000	49,897,334
0.56%, 2/09/17	94,620	94,201,990
0.55%, 2/10/17	42,345	42,160,623
Federal Farm Credit Bank Variable Rate Notes: (b)
0.47%, 6/02/16	500	500,013
0.45%, 6/03/16	317	316,988
0.45%, 6/17/16	2,350	2,350,044
0.51%, 6/30/16	163,500	163,494,134
0.46%, 7/08/16	1,500	1,500,000
0.42%, 8/01/16	20,000	19,999,759
0.41%, 8/12/16	75,000	74,998,446
0.46%, 8/26/16	530	530,043
0.43%, 9/06/16	5,065	5,064,874
0.43%, 9/09/16	80,000	79,998,024
0.47%, 9/12/16	3,643	3,643,428
0.46%, 9/14/16	5,800	5,800,585
0.41%, 10/03/16	11,935	11,933,270
0.46%, 10/03/16	3,045	3,045,219
0.46%, 10/11/16	2,105	2,105,166
0.45%, 11/14/16	2,295	2,295,002
0.44%, 11/29/16	215	215,026
0.43%, 12/01/16	8,618	8,618,019
0.54%, 12/06/16	1,855	1,856,023
0.55%, 12/16/16	182,015	182,015,000
0.47%, 12/28/16	4,055	4,056,364
0.47%, 1/03/17	6,950	6,950,773
0.49%, 1/17/17	2,430	2,431,051
0.42%, 1/24/17	4,320	4,319,856
0.45%, 2/06/17	7,866	7,867,959
0.48%, 2/13/17	885	885,420
0.44%, 2/23/17	1,701	1,701,142

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Farm Credit Bank Variable Rate Notes: (a) (continued)
0.49%, 2/27/17	$1,680	$1,680,543
0.44%, 3/02/17	10,845	10,846,315
0.46%, 3/16/17	7,558	7,555,344
0.41%, 3/20/17	16,995	16,993,925
0.43%, 4/04/17	9,700	9,699,539
0.49%, 4/17/17	3,442	3,444,343
0.57%, 4/24/17	112,000	111,994,254
0.47%, 4/26/17	2,730	2,728,935
0.47%, 5/08/17	205	204,713
0.48%, 5/24/17	440	439,559
0.47%, 6/05/17	17,130	17,124,019
0.51%, 6/19/17	50,000	49,998,304
0.47%, 6/20/17	9,805	9,810,079
0.46%, 7/13/17	10,875	10,873,680
0.48%, 8/04/17	845	844,683
0.48%, 8/29/17	100	99,840
0.55%, 9/21/17	45,000	45,000,000
0.45%, 10/13/17	5,775	5,766,558
0.50%, 11/06/17	835	834,049
0.47%, 11/13/17	2,265	2,262,552
0.57%, 12/04/17	97,000	97,000,000
0.47%, 12/08/17	740	738,499
0.48%, 1/02/18	259	258,477
0.62%, 4/04/18	158,970	158,945,872
Federal Home Loan Bank Bonds:
2.03%, 6/06/16	1,745	1,747,752
2.13%, 6/10/16	1,000	1,001,794
0.38%, 6/24/16	8,100	8,099,050
0.75%, 7/18/16	1,000	1,000,530
0.50%, 7/26/16	10,000	10,000,168
0.35%, 7/29/16	1,500	1,499,437
0.46%, 8/19/16	30,590	30,586,731
0.47%, 8/26/16	1,410	1,409,733
0.49%, 8/26/16	9,820	9,819,510
3.75%, 9/09/16	1,785	1,805,196
Federal Home Loan Bank Discount Notes: (a)
0.42%, 6/01/16	247	246,910
0.47%, 6/01/16	7,540	7,536,816
0.44%, 6/06/16	21,000	20,990,760
0.45%, 6/13/16	50,000	49,973,125
0.59%, 6/22/16	111,000	110,905,931
0.36%, 6/24/16	39,175	39,153,845
0.34%, 6/29/16	40,000	39,977,711
0.49%, 7/05/16	268	267,758
0.49%, 7/13/16	733	732,267
0.53%, 7/13/16	12,447	12,433,360
0.53%, 7/15/16	4,979	4,973,322
0.55%, 7/15/16	4,854	4,848,343
0.49%, 7/20/16	2,038	2,035,764
0.51%, 7/20/16	6,122	6,114,897
0.49%, 7/22/16	38,341	38,297,112
0.51%, 7/27/16	20,000	19,974,915
0.34%, 7/29/16	100,000	99,915,945
0.48%, 8/10/16	10,000	9,986,253
0.46%, 8/12/16	10,000	9,986,724
0.48%, 8/19/16	15,000	14,977,973
0.48%, 8/19/16	15,780	15,756,171
0.55%, 8/22/16	75,000	74,870,518
0.49%, 9/02/16	5,000	4,991,389
0.49%, 9/06/16	50,000	49,912,888
0.49%, 9/08/16	75,000	74,867,292
0.51%, 9/09/16	11,855	11,832,568
0.57%, 9/14/16	13,385	13,355,672
0.50%, 9/19/16	145,000	144,716,042
0.51%, 9/21/16	64,000	63,870,601
0.43%, 9/23/16	40,000	39,931,200

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	13

Schedule of Investments (continued)	FedFund

U.S. Government Sponsored Agency Obligations	Par (000)	Value
Federal Home Loan Bank Discount Notes: (a) (continued)
0.51%, 9/23/16	$150,000	$149,691,397
0.45%, 10/05/16	100,000	99,803,750
0.59%, 12/05/16	39,000	38,860,662
Federal Home Loan Bank Variable Rate Notes: (b)
0.52%, 5/20/16	125,000	124,999,009
0.54%, 5/27/16	89,300	89,299,035
0.58%, 11/25/16	89,500	89,500,000
0.59%, 1/06/17	119,500	119,500,000
0.39%, 1/09/17	23,035	23,034,566
0.49%, 2/07/17	204,000	203,975,034
0.48%, 2/13/17	200,000	199,976,101
0.41%, 2/14/17	14,170	14,170,000
0.48%, 2/17/17	50,000	49,993,942
0.48%, 2/17/17	50,000	49,986,790
0.55%, 4/05/17	92,095	92,095,000
0.46%, 4/21/17	8,485	8,482,267
0.44%, 8/17/17	9,670	9,670,000
0.63%, 3/08/18	53,925	53,935,089
Freddie Mac Bonds:
0.50%, 5/13/16	1,050	1,050,024
5.50%, 7/18/16	2,615	2,643,050
2.00%, 8/25/16	12,754	12,813,599
0.88%, 2/22/17	48,426	48,471,196
Freddie Mac Discount Notes: (a)
0.37%, 7/05/16	90,000	89,939,875
0.37%, 7/06/16	65,000	64,905,804
0.54%, 7/06/16	90,705	90,665,306
0.38%, 7/07/16	25,000	24,982,583
0.50%, 7/07/16	75,000	74,929,941
0.38%, 7/08/16	100,000	99,928,222
0.46%, 7/22/16	300,000	299,685,667
0.43%, 8/03/16	50,000	49,943,861
0.47%, 8/05/16	75,000	74,905,649
0.47%, 8/05/16	12,505	12,489,193
0.48%, 8/05/16	14,000	13,982,414
0.44%, 8/08/16	160,000	159,806,400
0.44%, 9/08/16	128,954	128,749,106
0.48%, 9/09/16	40,000	39,930,134
0.43%, 9/12/16	125,000	124,799,931
0.40%, 9/23/16	30,000	29,951,667
0.40%, 10/17/16	50,000	49,905,779
0.41%, 10/17/16	50,000	49,904,800
Freddie Mac Variable Rate Notes: (b)
0.43%, 9/16/16	50,000	50,000,000
0.44%, 1/13/17	138,505	138,500,590
0.44%, 4/20/17	18,190	18,185,180
0.48%, 4/27/17	125,000	124,974,828
0.57%, 7/21/17	137,000	136,982,778
0.65%, 3/08/18	84,000	84,000,000
Total U.S. Government Sponsored Agency Obligations — 36.9%		6,453,591,363

U.S. Treasury Obligations
U.S. Treasury Bills: (a)
0.51%, 9/15/16	300,000	299,417,751
0.61%, 4/27/17	191,700	190,536,993
U.S. Treasury Notes, 0.42%, 10/31/17 (b)	32,363	32,288,840
Total U.S. Treasury Obligations — 3.0%		522,243,584

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.27%, 5/02/16	$10,000	$10,000,000

(Purchased on 4/29/16 to be repurchased at $10,000,225, collateralized by various U.S. Treasury obligations, 0.75% to 4.38% due from 6/30/17 to 5/15/45, aggregate original par and fair value of $9,568,700 and $10,200,095, respectively)

Total Value of Bank of Montreal (collateral value of $10,200,095)		10,000,000
Bank of Nova Scotia, 0.28%, 5/02/16	100,000	100,000,000

(Purchased on 4/29/16 to be repurchased at $100,002,333, collateralized by various U.S. government sponsored agency obligations, 0.90% to 6.63% due from 4/25/17 to 4/01/46, aggregate original par and fair value of $99,945,314 and $102,033,696, respectively)

Bank of Nova Scotia, 0.27%, 5/02/16	60,000	60,000,000

(Purchased on 4/29/16 to be repurchased at $60,001,350, collateralized by various U.S. Treasury obligations, 0.38% to 1.88% due from 10/31/22 to 7/15/23, aggregate original par and fair value of $58,696,900 and $61,201,417, respectively)

Total Value of Bank of Nova Scotia (collateral value of $163,235,113)		160,000,000
BNP Paribas Securities Corp., 0.59%, 5/02/16 (c)	100,000	100,000,000

(Purchased on 4/29/16 to be repurchased at $100,004,917, collateralized by various U.S. government sponsored agency obligations, 0.00% to 106.71% due from 1/01/17 to 3/25/46, aggregate original par and fair value of $1,484,964,678 and $107,191,017, respectively)

BNP Paribas Securities Corp., 0.30%, 5/02/16	39,000	39,000,000

(Purchased on 4/29/16 to be repurchased at $39,000,975, collateralized by various U.S. government sponsored agency obligations, 2.66% to 7.00% due from 1/01/18 to 5/01/48, aggregate original par and fair value of $165,483,754 and $40,170,000, respectively)

BNP Paribas Securities Corp., 0.36%, 5/02/16 (c)	540,000	540,000,000

(Purchased on 4/29/16 to be repurchased at $540,016,200, collateralized by various U.S. government sponsored agency obligations, 0.00% to 14.24% due from 10/01/16 to 7/25/46, aggregate original par and fair value of $13,847,595,072 and $582,700,731, respectively)

See Notes to Financial Statements.

14	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
BNP Paribas Securities Corp., 0.28%, 5/02/16	$741,462	$741,462,000

(Purchased on 4/29/16 to be repurchased at $741,479,301, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 5/15/16 to 5/15/33, aggregate original par and fair value of $751,307,340 and $756,291,315, respectively)

Total Value of BNP Paribas Securities Corp. (collateral value of $1,486,353,063)		1,420,462,000
Citigroup Global Markets, Inc., 0.28%, 5/02/16 (d)	100,000	100,000,000

(Purchased on 4/29/16 to be repurchased at $100,002,333, collateralized by various U.S. Treasury obligations, 0.88% to 1.38% due from 11/30/18 to 7/31/19, aggregate original par and fair value of $101,296,150 and $102,000,005, respectively)

Citigroup Global Markets, Inc., 0.30%, 5/02/16	81,000	81,000,000

(Purchased on 4/29/16 to be repurchased at $81,002,025, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 7.00% due from 2/03/17 to 10/01/45, aggregate original par and fair value of $160,415,341 and $82,736,889, respectively)

Total Value of Citigroup Global Markets, Inc. (collateral value of $184,736,894)		181,000,000
Credit Agricole Corporate & Investment Bank, 0.29%, 5/02/16	140,000	140,000,000

(Purchased on 4/25/16 to be repurchased at $140,007,894, collateralized by various U.S. Treasury obligations, 1.63% to 2.50% due from 5/15/22 to 2/15/45, aggregate original par and fair value of $145,673,900 and $142,800,037, respectively)

Credit Agricole Corporate & Investment Bank, 0.31%, 5/02/16	300,000	300,000,000

(Purchased on 4/25/16 to be repurchased at $300,018,083, collateralized by various U.S. Treasury obligations, 3.00% to 3.75% due from 11/15/43 to 5/15/45, aggregate original par and fair value of $266,982,300 and $306,000,028, respectively)

Credit Agricole Corporate & Investment Bank, 0.30%, 5/02/16	1,435,000	1,435,000,000

(Purchased on 4/29/16 to be repurchased at $1,435,035,875, collateralized by various U.S. government sponsored agency obligations, 2.00% to 7.00% due from 3/01/18 to 12/31/50, aggregate original par and fair value of $2,480,698,510 and $1,477,721,347, respectively)

Repurchase Agreements	Par (000)	Value
Credit Agricole Corporate & Investment Bank, 0.28%, 5/02/16	$115,000	$115,000,000
(Purchased on 4/29/16 to be repurchased at $115,002,683, collateralized by U.S. Treasury obligation, 1.38% due at 1/31/20, original par and fair value of $115,837,900 and $117,300,000, respectively)
Total Value of Credit Agricole Corporate & Investment Bank (collateral value of $2,043,821,412)		1,990,000,000
Goldman Sachs & Co., 0.28%, 5/02/16	1,500	1,500,000

(Purchased on 4/29/16 to be repurchased at $1,500,035, collateralized by various corporate/debt obligations, 3.00% due at 4/01/46, aggregate original par and fair value of $1,505,411 and $1,545,001, respectively)

Goldman Sachs & Co., 0.27%, 5/02/16	140,000	140,000,000

(Purchased on 4/29/16 to be repurchased at $140,003,150, collateralized by various U.S. government sponsored agency obligations, 0.88% to 5.50% due from 5/24/17 to 8/25/41, aggregate original par and fair value of $204,314,616 and $142,800,000, respectively)

Goldman Sachs & Co., 0.37%, 5/05/16	104,000	104,000,000

(Purchased on 4/28/16 to be repurchased at $104,007,482, collateralized by various U.S. government sponsored agency obligations, 2.61% to 5.66% due from 5/01/22 to 4/20/46, aggregate original par and fair value of $194,517,682 and $114,522,042, respectively)

Total Value of Goldman Sachs & Co. (collateral value of $258,867,042)		245,500,000
HSBC Securities (USA) Inc., 0.29%, 5/02/16 (b)	295,000	295,000,000

(Purchased on 4/29/16 to be repurchased at $295,007,129, collateralized by various U.S. government sponsored agency obligations, 3.00% to 5.00% due from 2/01/23 to 6/01/45, aggregate original par and fair value of $578,222,147 and $303,851,047, respectively)

HSBC Securities (USA) Inc., 0.29%, 5/02/16	30,000	30,000,000
(Purchased on 4/29/16 to be repurchased at $30,000,725, collateralized by U.S. Treasury obligation, 3.13% due at 11/15/41, original par and fair value of $27,530,000 and $30,602,113, respectively)

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	15

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.27%, 5/02/16 (b) (Purchased on 4/29/16 to be repurchased at $316,975,000, collateralized by U.S. Treasury obligation, 3.00% due at 11/15/44, original par and fair value of $293,300,000 and $316,204,203, respectively)	$310,000	$310,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $650,657,363)		635,000,000
JPMorgan Securities LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,242, collateralized by various U.S. Treasury obligations, 0.00% due from 2/15/19 to 2/15/27, aggregate original par and fair value of $12,135,000 and $10,201,740, respectively)	10,000	10,000,000
JPMorgan Securities LLC, 0.38%, 5/02/16 (b) (Purchased on 4/29/16 to be repurchased at $310,009,817, collateralized by various U.S. government sponsored agency obligations, 0.00% to 8.26% due from 3/15/27 to 11/20/45, aggregate original par and fair value of $5,747,534,803 and $344,100,196, respectively)	310,000	310,000,000
JPMorgan Securities LLC, 0.44%, 5/03/16 (c) (Purchased on 4/29/16 to be repurchased at $500,018,125, collateralized by various U.S. government sponsored agency obligations, 1.75% to 12.91% due from 7/25/22 to 12/31/50, aggregate original par and fair value of $631,491,062 and $546,702,975, respectively)	500,000	500,000,000
Total Value of JPMorgan Securities LLC (collateral value of $901,004,911)		820,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $245,005,717, collateralized by various U.S. Treasury obligations, 0.00% to 3.75% due from 12/31/19 to 8/15/41, aggregate original par and fair value of $234,193,066 and $249,900,024, respectively)	245,000	245,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $26,000,607, collateralized by U.S. Treasury obligation, 3.75% due at 11/15/43, original par and fair value of $21,351,000 and $26,520,112, respectively)	26,000	26,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $38,000,950, collateralized by U.S. Treasury obligation, 5.50% due at 2/15/36, original par and fair value of $50,676,087 and $40,660,001, respectively)	38,000	38,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $64,181,498, collateralized by U.S. Treasury obligation, 1.38% due at 9/30/20, original par and fair value of $65,039,600 and $65,463,624, respectively)	64,180	64,180,000

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.37%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $95,006,835, collateralized by various U.S. government sponsored agency obligations, 0.93% to 6.21% due from 1/15/32 to 12/31/50, aggregate original par and fair value of $1,847,654,039 and $103,732,160, respectively)	$95,000	$95,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $486,275,921)		468,180,000
Mitsubishi UFJ Securities (USA), Inc., 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $200,004,500, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligation, 0.00% to 6.22% due from 5/17/16 to 8/15/44, aggregate original par and fair value of $268,015,692 and $204,260,856, respectively)	200,000	200,000,000
Mitsubishi UFJ Securities (USA), Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $551,232,862, collateralized by various U.S. government sponsored agency obligations, 3.00% to 6.00% due from 5/01/25 to 5/01/45, aggregate original par and fair value of $860,337,651 and $562,515,455, respectively)	551,220	551,220,000
Total Value of Mitsubishi UFJ Securities (USA), Inc. (collateral value of $766,776,311)		751,220,000
PNC Bank N.A., 0.30%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $21,400,535, collateralized by U.S. government sponsored agency obligation, 3.50% due at 1/01/45, original par and fair value of $30,830,000 and $26,796,238, respectively)	21,400	21,400,000
Total Value of PNC Bank N.A. (collateral value of $26,796,238)		21,400,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $22,488,062, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/33, original par and fair value of $35,000,000 and $22,937,250, respectively)	22,488	22,487,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $23,313,083, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/43, original par and fair value of $50,000,000 and $23,778,500, respectively)	23,312	23,312,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $29,625,741, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/35, original par and fair value of $50,000,000 and $30,217,500, respectively)	29,625	29,625,000

See Notes to Financial Statements.

16	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	FedFund

Repurchase Agreements	Par (000)	Value
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $30,063,252, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/35, original par and fair value of $50,000,000 and $30,664,000, respectively)	$30,062	$30,062,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $39,040,976, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/34, original par and fair value of $64,000,000 and $39,820,800, respectively)	39,040	39,040,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $46,819,920, collateralized by U.S. Treasury obligation, 0.00% due at 2/15/37, original par and fair value of $82,500,000 and $47,755,125, respectively)	46,819	46,818,750
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $46,993,050, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/36, original par and fair value of $80,500,000 and $47,931,310, respectively)	46,992	46,991,875
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $59,676,492, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/38, original par and fair value of $110,000,000 and $60,868,500, respectively)	59,675	59,675,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $61,526,538, collateralized by U.S. Treasury obligation, 0.00% due at 5/15/39, original par and fair value of $115,000,000 and $62,755,500, respectively)	61,525	61,525,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $69,189,230, collateralized by U.S. Treasury obligation, 0.00% due at 11/15/43, original par and fair value of $150,000,000 and $70,570,500, respectively)	69,188	69,187,500
Total Value of Prudential Insurance Company of America (collateral value of $437,298,985)		428,725,625
RBC Capital Markets LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $108,002,610, collateralized by various U.S. government sponsored agency obligations, 0.00% to 21.21% due from 9/15/24 to 4/20/46, aggregate original par and fair value of $660,478,077 and $112,853,475, respectively)	108,000	108,000,000
RBC Capital Markets LLC, 0.51%, 5/02/16 (c) (Purchased on 4/29/16 to be repurchased at $325,013,813, collateralized by various U.S. government sponsored agency obligations, 0.00% to 7.50% due from 7/15/18 to 6/01/46, aggregate original par and fair value of $829,726,903 and $336,396,937, respectively)	325,000	325,000,000

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $41,000,991, collateralized by various U.S. government sponsored agency obligations, 0.00% to 49.41% due from 9/15/21 to 4/01/46, aggregate original par and fair value of $744,409,476 and $43,272,412, respectively)	$41,000	$41,000,000
RBC Capital Markets LLC, 0.42%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $200,016,333, collateralized by various U.S. government sponsored agency obligations, 0.00% to 49.45% due from 4/01/18 to 5/01/46, aggregate original par and fair value of $1,243,677,645 and $212,583,840, respectively)	200,000	200,000,000
Total Value of RBC Capital Markets LLC (collateral value of $705,106,664)		674,000,000
Societe Generale SA, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $50,001,208, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 4/27/17 to 2/15/44, aggregate original par and fair value of $49,596,500 and $51,000,067, respectively)	50,000	50,000,000
Societe Generale SA, 0.33%, 5/06/16 (c) (Purchased on 4/05/16 to be repurchased at $150,042,625, collateralized by U.S. Treasury obligation, 0.00% to 8.13% due from 8/31/16 to 8/15/41, original par and fair value of $128,811,286 and $153,000,000, respectively)	150,000	150,000,000
Total Value of Societe Generale SA (collateral value of $204,000,067)		200,000,000
TD Securities, Inc., 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $341,508,253, collateralized by various U.S. government sponsored agency obligations and U.S. Treasury obligation, 1.75% to 7.00% due from 4/01/18 to 1/01/46, aggregate original par and fair value of $463,709,176 and $351,215,395, respectively)	341,500	341,500,000
Total Value of TD Securities, Inc. (collateral value of $351,215,395)		341,500,000
Wells Fargo Bank NA, 0.29%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $100,002,417, collateralized by U.S. Treasury obligation, 1.50% due at 11/30/19, original par and fair value of $99,917,866 and $102,000,007, respectively)	100,000	100,000,000
Total Value of Wells Fargo Bank NA (collateral value of $102,000,007)		100,000,000
Wells Fargo Securities LLC, 0.29%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $120,002,900, collateralized by various U.S. Treasury obligations, 0.00% to 5.13% due from 5/12/16 to 2/15/46, aggregate original par and fair value of $118,340,316 and $122,400,001, respectively)	120,000	120,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	17

Schedule of Investments (concluded)	FedFund

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.31%, 5/02/16 (b) (Purchased on 4/29/16 to be repurchased at $400,010,333, collateralized by U.S. government sponsored agency obligation, 3.50% due at 3/01/46, original par and fair value of $393,454,499 and $412,000,001, respectively)	$400,000	$400,000,000
Wells Fargo Securities LLC, 0.31%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $900,023,250, collateralized by various U.S. government sponsored agency obligations, 2.49% to 4.00% due from 3/01/31 to 3/01/46, aggregate original par and fair value of $885,022,654 and $927,000,000, respectively)	900,000	900,000,000
Wells Fargo Securities LLC, 0.31%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $100,005,167, collateralized by U.S. government sponsored agency obligation, 3.50% due at 3/01/46, original par and fair value of $98,363,625 and $103,000,000, respectively)	100,000	100,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.29%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $420,023,683, collateralized by various U.S. government sponsored agency obligations, 3.00% to 3.50% due from 4/01/31 to 3/01/46, aggregate original par and fair value of $413,142,032 and $432,600,001, respectively)	$420,000	$420,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $1,997,000,003)		1,940,000,000
Total Repurchase Agreements — 59.4%		10,386,987,625
Total Investments (Cost — $17,362,822,572*) — 99.3%		17,362,822,572
Other Assets Less Liabilities — 0.7%		124,529,171

Net Assets — 100.0%		$17,487,351,743

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Traded in a joint account.

(e)	During the year ended April 30, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Par held at October 31, 2015	Par Purchased	Par Sold	Par held at April 30, 2016	FedFund Portfolio
PNC Bank N.A.	$27,800,000	$18,811,900,000	$36,117,500,000	$21,400,000,000	$326,552

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,362,822,572	—	$17,362,822,572

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $126,197,175 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

18	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	TempCash
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Yankee — 7.8% (a)
KBC Bank N.V., New York, 0.36%, 5/06/16	$40,000	$40,000,000
Sumitomo Mitsui Banking Corp., New York, 0.40%, 5/04/16	40,000	40,000,000
Total Certificates of Deposit — 7.8%		80,000,000

Commercial Paper (b)
Antalis SA, 0.40%, 5/06/16	45,000	44,997,500
Bank Nederlandse Gemeenen, 0.42%, 5/02/16	40,000	39,999,533
BNP Paribas Fortis SA NV (New York), 0.36%, 5/04/16	40,000	39,998,800
Old Line Funding LLC, 0.34%, 5/02/16	18,000	17,999,830
United Overseas Bk Ltd., 0.36%, 5/02/16	12,000	11,999,880
Working Capital Management, 0.38%, 5/03/16	28,000	27,999,409
Total Commercial Paper — 17.8%		182,994,952

Municipal Bonds (c)
Illinois Housing Development Authority Revenue Single Family Housing RB Series 2014 VRDN:
0.52%, 5/06/16	20,000	20,000,000
0.52%, 5/06/16	10,675	10,675,000
Jets Stadium Development LLC Series 2007A-4C VRDN, 0.46%, 5/06/16	25,200	25,200,000
Macon-Bibb County Industrial Authority RB Series 2015 VRDN (Korea Development Bank LOC), 0.65%, 5/06/16	30,000	30,000,000
Tennessee Montgomery County IDRB (Hancock Tire Manufacturing Project) Series 2015A VRDN (Kookmin Bank LOC), 0.60%, 5/06/16	30,000	30,000,000
Triborough Bridge & Tunnel Authority RB Series 2013 VRDN (Bank of America N.A. LOC), 0.40%, 5/06/16	13,000	13,000,000
Wisconsin Housing & Economic Development Authority RB Series 2007B VRDN, 0.40%, 5/06/16	3,630	3,630,000
Total Municipal Bonds — 12.9%		132,505,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 5/02/16	40,000	40,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 5/02/16	35,000	35,000,000
DNB Bank ASA, 0.30%, 5/02/16	45,000	45,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.30%, 5/02/16	40,000	40,000,000
ING Bank NV (Amsterdam Branch), 0.39%, 5/02/16	5,000	5,000,000
National Australia Bank Ltd., 0.30%, 5/02/16	43,500	43,500,000
National Bank of Canada, 0.30%, 5/02/16	40,000	40,000,000
Natixis S.A., 0.30%, 5/02/16	27,000	27,000,000
Nordea Bank AB, 0.28%, 5/02/16	40,000	40,000,000
Skandinaviska Enskilda Banken AB, 0.30%, 5/02/16	25,000	25,000,000

Time Deposits	Par (000)	Value
Svenska Handelsbanken AB, 0.30%, 5/02/16	$40,000	$40,000,000
Swedbank AB, New York, 0.30%, 5/02/16	42,500	42,500,000
Total Time Deposits — 41.2%		423,000,000

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.64%, 5/02/16 (d) (Purchased on 04/29/16 to be repurchased at $36,048,923, collateralized by corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $61,715,000 and $43,258,241, respectively)	36,047	36,047,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $43,258,241)		36,047,000
HSBC Securities (USA), Inc., 0.41%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $37,001,264, collateralized by various corporate/debt obligations, 0.00% to 5.17% due from 5/11/16 to 3/20/46, aggregate original par and fair value of $51,888,138 and $40,308,833, respectively)	37,000	37,000,000
HSBC Securities (USA), Inc., 0.49%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $5,000,204, collateralized by various corporate/debt obligations, 0.00% to 2.30% due from 2/01/18 to 9/15/21, aggregate original par and fair value of $11,510,004 and $5,378,432, respectively)	5,000	5,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $45,687,265)		42,000,000
JPMorgan Securities LLC, 0.37%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $40,001,233, collateralized by various corporate/debt obligations, 0.76% to 8.45% due from 7/25/21 to 1/25/47, aggregate original par and fair value of $161,574,131 and $47,994,939, respectively)	40,000	40,000,000
Total Value of JPMorgan Securities LLC (collateral value of $47,994,939)		40,000,000
RBC Capital Markets LLC, 0.37%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $30,000,925, collateralized by various corporate/debt obligations, 0.00% due from 5/16/16 to 7/12/16, aggregate original par and fair value of $31,515,579 and $31,500,001, respectively)	30,000	30,000,000
RBC Capital Markets LLC, 0.37%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $5,000,154, collateralized by various corporate/debt obligations, 0.00% due from 5/20/16 to 8/11/16, aggregate original par and fair value of $5,258,473 and $5,250,001, respectively)	5,000	5,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	19

Schedule of Investments (concluded)	TempCash

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.37%, 5/02/16 (d) (Purchased on 4/29/16 to be repurchased at $5,000,154, collateralized by various corporate/debt obligations, 2.06% to 9.95% due from 3/10/17 to 2/15/47, aggregate original par and fair value of $20,524,667 and $5,333,146, respectively)	$5,000	$5,000,000
Total Value of RBC Capital Markets LLC (collateral value of $42,083,148)		40,000,000
Wells Fargo Bank NA, 0.29%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $5,000,121, collateralized by various corporate/debt obligations, 1.50% due at 11/30/19, aggregate original par and fair value of $4,995,894 and $5,100,001, respectively)	5,000	5,000,000
Total Value of Wells Fargo Bank NA (collateral value of $5,100,001)		5,000,000
Wells Fargo Securities, LLC, 0.29%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $5,000,121, collateralized by various corporate/debt obligations, 0.00% to 5.13% due from 5/12/16 to 2/15/46, aggregate original par and fair value of $4,930,842 and $5,099,995, respectively)	5,000	5,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.61%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $40,004,744, collateralized by various corporate/debt obligations, 2.11% to 4.53% due from 6/14/31 to 8/27/37, aggregate original par and fair value of $49,935,364 and $50,000,001, respectively)	$40,000	$40,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $55,099,996)		45,000,000
Total Repurchase Agreements — 20.3%		208,047,000
Total Investments (Cost — $1,026,546,952*) — 100.0%		1,026,546,952
Other Assets Less Liabilities — 0.0%		126,280

Net Assets — 100.0%		$1,026,673,232

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Issuer is a U.S. branch of a foreign domiciled bank.

(b)	Rates are discount rates or a range of discount rates at the time of purchase.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Variable rate security. Rate as of period end.

(e)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,026,546,952	—	$1,026,546,952

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $385,635 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	TempFund
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 3.0%
Citibank N.A.:
0.65%, 5/18/16	$95,000	$95,000,000
0.65%, 5/20/16	58,700	58,700,000
State Street Bank & Trust Co.:
0.80%, 7/26/16	85,000	85,000,000
0.79%, 9/02/16 (a)	116,253	116,253,000
0.79%, 10/11/16 (a)	185,000	185,000,000
Wells Fargo Bank N.A.:
0.58%, 5/09/16	16,594	16,593,822
0.70%, 6/01/16 (a)	91,000	91,000,000
0.78%, 6/17/16 (a)	119,000	119,000,000
0.78%, 6/17/16 (a)	85,000	85,000,000
0.79%, 7/13/16 (a)	68,000	68,000,000
0.79%, 7/14/16 (a)	100,000	100,000,000
0.79%, 8/01/16 (a)	325,000	325,000,000
0.79%, 8/01/16 (a)	50,000	50,000,000
0.80%, 8/01/16	77,000	77,000,000
0.81%, 8/01/16	50,000	50,000,000
0.79%, 8/02/16 (a)	75,000	75,000,000
0.84%, 8/17/16	320,000	320,000,000
0.79%, 8/18/16 (a)	80,000	80,000,000
0.87%, 9/23/16	10,000	10,000,000
0.82%, 11/01/16 (a)	79,000	79,000,000
0.81%, 11/04/16 (a)	92,000	92,000,000
1.06%, 2/01/17	200,000	200,000,000

		2,377,546,822
Yankee — 30.8% (b)
Bank of Montreal, Chicago:
0.62%, 5/09/16	65,000	65,000,000
0.63%, 5/13/16	20,000	20,000,000
0.66%, 6/01/16 (a)	320,000	320,000,000
0.74%, 6/07/16 (a)	130,000	130,000,000
0.77%, 6/14/16 (a)	84,600	84,600,000
0.85%, 7/08/16 (a)	8,000	7,997,432
0.79%, 7/13/16 (a)	310,000	310,000,000
0.79%, 7/19/16 (a)	65,000	65,000,000
0.78%, 8/04/16 (a)	100,000	100,000,000
0.44%, 10/04/16 (a)	126,750	126,750,000
1.10%, 2/02/17	292,000	292,000,000
Bank of Nova Scotia, Houston:
0.69%, 6/02/16 (a)	30,000	30,000,000
0.79%, 7/21/16 (a)	72,000	72,000,000
0.81%, 7/27/16	60,000	60,000,000
0.78%, 8/26/16 (a)	125,000	125,000,000
0.79%, 9/19/16 (a)	89,750	89,750,000
0.79%, 9/30/16 (a)	135,000	135,000,000
0.82%, 10/05/16	100,000	100,000,000
0.80%, 10/14/16 (a)	128,000	128,000,000
Bank of Nova Scotia, New York, 0.72%, 6/03/16	203,000	203,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York:
0.70%, 5/09/16	300,000	300,000,000
0.70%, 7/08/16	226,000	226,000,000
0.72%, 7/14/16	200,000	200,000,000
0.74%, 8/02/16	255,000	255,000,000
0.71%, 8/04/16	325,000	325,000,000
BNP Paribas S.A., New York:
0.51%, 5/06/16	100,000	100,000,000
0.79%, 8/01/16 (a)	430,000	430,000,000
Canadian Imperial Bank of Commerce, New York:
0.65%, 5/16/16 (a)	40,349	40,348,441
0.63%, 5/17/16	25,000	25,000,000
0.63%, 5/19/16	95,000	95,000,000

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
0.68%, 5/25/16	$168,000	$168,000,000
0.67%, 5/31/16	180,000	180,000,000
0.67%, 6/30/16 (a)	230,000	230,000,000
0.75%, 7/05/16 (a)	300,000	300,000,000
0.80%, 8/05/16	150,000	150,000,000
0.79%, 8/16/16 (a)	70,000	70,000,000
0.81%, 8/18/16	100,000	100,000,000
0.79%, 9/02/16 (a)	200,000	200,000,000
0.85%, 9/02/16	136,000	136,000,000
0.85%, 9/02/16	91,341	91,341,000
0.81%, 10/03/16 (a)	84,750	84,750,000
Credit Industriel et Commercial Euro CD, 0.75%, 7/01/16	89,000	89,001,505
Credit Industriel et Commercial, New York:
0.65%, 7/07/16	345,000	345,000,000
0.82%, 8/01/16 (a)	120,000	120,000,000
0.84%, 8/08/16 (a)	122,000	122,000,000
DZ Bank AG Deutsche Zentral Genosee:
0.67%, 5/12/16	50,000	50,000,683
0.60%, 5/18/16	50,000	50,000,000
0.68%, 6/17/16	49,000	48,999,998
0.68%, 6/20/16	29,500	29,499,996
0.56%, 6/23/16	250,000	250,000,000
0.56%, 7/01/16	159,000	159,000,000
HSBC Bank USA NA:
0.63%, 5/06/16 (a)	40,000	40,000,000
0.57%, 5/24/16	205,000	205,000,000
0.78%, 7/11/16 (a)	100,000	100,000,000
0.83%, 9/16/16 (a)	93,306	93,306,000
0.83%, 9/16/16 (a)	33,000	33,000,000
0.93%, 10/14/16	55,000	55,000,000
0.90%, 10/21/16	85,000	85,000,000
KBC Bank N.V., New York, 0.36%, 5/06/16	990,000	990,000,000
Mizuho Bank Ltd., New York:
0.68%, 5/16/16	45,000	45,000,933
0.71%, 5/16/16	172,000	172,000,000
0.62%, 5/23/16	215,000	215,000,000
0.70%, 7/15/16	350,000	350,000,000
0.76%, 7/18/16	165,000	165,000,000
0.82%, 7/20/16 (a)	362,000	362,000,000
0.82%, 7/22/16 (a)	325,000	325,000,000
0.61%, 7/27/16	300,000	300,000,000
Natixis S.A., New York, 0.64%, 11/21/16 (a)	250,000	250,000,000
Norinchukin Bank, New York:
0.63%, 6/03/16	345,000	345,000,000
0.61%, 6/17/16	325,000	325,000,000
0.51%, 6/27/16	250,000	250,000,000
0.51%, 6/27/16	238,000	238,000,000
0.83%, 7/07/16 (a)	380,000	380,000,000
0.69%, 7/14/16	250,000	250,000,000
0.65%, 7/25/16	135,975	135,981,393
Oversea Chinese Banking Corp Ltd, New York:
0.51%, 5/16/16	200,000	200,000,000
0.50%, 6/10/16	90,000	89,999,999
Rabobank Nederland, New York:
0.72%, 5/06/16	161,800	161,804,640
0.50%, 5/12/16	100,000	100,000,000
0.77%, 6/17/16 (a)	110,380	110,380,000
0.76%, 7/06/16 (a)	365,000	365,000,000
0.75%, 8/01/16 (a)	90,000	90,000,000
0.79%, 8/11/16 (a)	290,000	290,000,000
0.86%, 9/06/16	55,000	55,000,000
0.79%, 9/07/16 (a)	150,000	150,000,000
0.86%, 9/19/16	125,000	125,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	21

Schedule of Investments (continued)	TempFund

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
Royal Bank of Canada, New York:
0.76%, 6/10/16 (a)	$113,000	$113,000,000
0.78%, 6/10/16 (a)	395,000	395,000,000
0.79%, 7/05/16 (a)	91,000	91,000,000
0.79%, 7/08/16 (a)	295,000	295,000,000
0.94%, 11/01/16	303,000	303,000,000
Skandinaviska Enskilda Banken AB, New York, 0.66%, 7/11/16	365,000	365,000,000
Societe Generale, New York, 0.50%, 5/31/16	300,000	300,000,000
Sumitomo Mitsui Banking Corp., New York:
0.70%, 5/03/16	83,000	83,000,000
0.58%, 6/20/16	330,000	330,000,000
0.70%, 7/08/16	215,000	215,000,000
0.84%, 7/11/16 (a)	355,000	355,000,000
0.83%, 7/27/16 (a)	300,000	300,000,000
Sumitomo Mitsui Trust Bank Limited, New York:
0.52%, 5/02/16	318,000	318,000,000
0.64%, 6/21/16	375,000	375,000,000
0.72%, 7/11/16	235,000	235,000,000
0.83%, 7/28/16 (a)	223,000	223,000,000
0.71%, 8/03/16	220,000	220,000,000
0.72%, 8/08/16	150,000	150,000,000
Svenska Handelsbanken AB, New York:
0.50%, 5/10/16	100,000	100,000,125
0.44%, 6/06/16 (a)	137,248	137,248,000
0.49%, 6/13/16	65,000	65,000,388
0.81%, 7/15/16	14,940	14,939,994
0.81%, 7/18/16	16,032	16,031,998
0.82%, 7/29/16	85,000	85,000,000
0.82%, 8/03/16	99,750	99,751,297
0.82%, 8/10/16	82,000	82,001,144
0.85%, 9/07/16	130,000	130,002,320
0.90%, 10/07/16	88,000	88,001,933
0.88%, 10/24/16	90,000	90,000,000
Toronto Dominion Bank, New York:
0.49%, 5/04/16	150,000	150,000,000
0.50%, 5/06/16	254,000	254,000,000
0.60%, 5/23/16	240,000	240,000,000
0.67%, 6/01/16 (a)	52,000	52,000,000
0.69%, 6/02/16	62,454	62,454,000
0.68%, 6/06/16 (a)	325,000	325,000,000
0.75%, 6/10/16 (a)	122,986	122,986,000
0.76%, 6/15/16 (a)	57,885	57,885,000
0.77%, 6/21/16 (a)	142,500	142,500,000
0.75%, 7/05/16 (a)	345,000	345,000,000
0.78%, 7/15/16 (a)	162,000	162,000,000
0.84%, 8/19/16	92,849	92,849,000
0.90%, 9/29/16	4,675	4,675,710
1.11%, 2/02/17	322,000	322,000,000
UBS A.G., Stamford:
0.68%, 5/31/16	100,000	100,000,000
0.67%, 6/02/16	100,000	100,000,000
0.65%, 6/07/16	83,000	83,000,000
0.82%, 7/11/16 (a)	200,000	200,000,000
0.83%, 9/09/16 (a)	200,000	200,000,000
Westpac Banking Corp New York:
0.75%, 8/09/16 (a)	65,000	65,000,000
0.83%, 9/02/16	35,000	35,000,000
0.78%, 9/12/16	124,750	124,750,000
0.80%, 10/14/16 (a)	150,000	150,000,000
0.89%, 10/14/16	100,000	100,000,000

Certificates of Deposit	Par (000)	Value
Yankee (continued) (b)
0.88%, 10/21/16 (a)	$36,881	$36,894,587
0.98%, 2/06/17 (a)	300,000	300,000,000

		24,282,483,516
Total Certificates of Deposit — 33.8%		26,660,030,338

Commercial Paper
Albion Capital LLC, 0.48%, 5/23/16 (c)	99,831	99,801,716
ANZ New Zealand International Ltd.:
0.66%, 5/24/16 (a)	113,000	113,000,000
0.71%, 6/01/16 (a)	68,000	68,000,000
0.71%, 6/07/16 (a)	69,000	69,000,000
0.79%, 6/09/16 (a)	113,374	113,374,000
ASB Finance Ltd., London:
0.65%, 5/20/16 (a)	52,870	52,870,054
0.68%, 5/26/16 (a)	74,457	74,457,000
0.71%, 6/07/16 (a)	58,157	58,157,000
0.80%, 6/21/16 (a)	119,000	119,000,000
0.79%, 7/11/16 (a)	43,862	43,862,000
0.80%, 7/14/16 (a)	57,960	57,959,788
1.07%, 2/01/17 (c)	59,000	58,516,003
Bank Nederlandse Gemeenten NV:
0.42%, 5/02/16 (c)	425,000	424,995,042
0.61%, 5/06/16 (a)	160,000	160,000,000
Bank of Nova Scotia:
0.60%, 5/19/16 (c)(d)	100,000	99,970,000
0.86%, 8/15/16 (c)(d)	375,000	374,050,417
0.84%, 8/25/16 (c)	46,425	46,297,847
0.85%, 8/26/16 (c)(d)	337,500	336,567,656
0.95%, 11/02/16 (c)	190,000	189,061,432
0.97%, 11/02/16 (c)	245,000	243,789,741
Bedford Row Funding Corp.:
0.80%, 7/06/16 (a)	250,000	250,000,000
0.79%, 7/18/16 (a)(d)	74,000	74,000,000
0.83%, 8/09/16 (c)	23,176	23,121,922
0.86%, 9/19/16 (c)	16,600	16,543,436
0.81%, 9/26/16 (a)	100,000	100,000,000
0.82%, 11/01/16 (a)	90,000	90,000,000
BNP Paribas S.A. (New York Branch):
0.63%, 6/02/16 (c)	250,000	249,860,000
0.70%, 7/11/16 (c)	450,000	449,378,750
0.85%, 8/10/16 (c)	224,000	223,465,822
BNZ International Funding Ltd.:
0.79%, 7/06/16 (a)	90,000	90,000,000
0.81%, 8/02/16 (c)	90,000	89,809,350
0.82%, 8/16/16 (c)	85,000	84,790,309
Caisse Des Depots Et Consignations:
0.55%, 5/19/16 (c)	25,000	24,992,625
0.56%, 5/23/16 (c)	50,000	49,981,973
0.60%, 5/31/16 (c)	265,000	264,868,604
Chariot Funding LLC, 0.95%, 11/07/16 (c)	50,000	49,749,306
Ciesco LLC, 0.54%, 5/18/16 (c)	42,434	42,422,377
Collateralized Commercial Paper Co. LLC, 0.81%, 7/25/16 (a)	250,000	250,000,000
Collateralized Commercial Paper II Co. LLC:
0.81%, 8/01/16 (c)	75,000	74,840,917
0.84%, 9/30/16 (a)	85,000	85,000,000
0.94%, 10/31/16 (c)	160,000	159,227,334
0.97%, 11/10/16 (c)	165,000	164,141,954

See Notes to Financial Statements.

22	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Commonwealth Bank of Australia:
0.62%, 5/09/16 (a)	$238,000	$238,000,000
0.62%, 5/31/16 (a)	250,000	250,000,000
0.92%, 7/07/16 (a)	350,000	350,000,000
0.79%, 8/22/16 (a)	230,000	230,000,000
0.97%, 1/27/17 (a)	140,000	140,000,000
CRC Funding LLC:
0.50%, 5/02/16 (c)	147,000	146,997,958
0.54%, 5/12/16 (c)	3,989	3,988,293
0.54%, 5/16/16 (c)	8,535	8,532,937
0.55%, 5/23/16 (c)	1,123	1,122,602
DBS Bank Ltd.:
0.40%, 5/02/16 (c)	260,000	259,997,111
0.50%, 6/06/16 (c)	100,000	99,950,000
Dexia Credit Local/New York (ST) GTD:
0.74%, 6/20/16 (c)	23,059	23,034,660
0.79%, 8/10/16 (c)	54,877	54,753,831
0.84%, 8/10/16	25,000	24,940,382
0.86%, 8/10/16	113,680	113,408,905
0.82%, 8/16/16	75,000	74,817,209
0.86%, 9/01/16 (c)	25,000	24,925,688
0.89%, 9/13/16 (c)	40,000	39,865,000
0.86%, 10/03/16 (c)	125,000	124,534,462
0.90%, 10/21/16 (c)	115,815	115,311,318
DNB Bank ASA:
0.65%, 6/24/16 (c)	95,000	94,907,375
0.60%, 6/27/16 (c)	420,000	419,601,000
Erste Abwicklungsanstalt:
0.65%, 5/20/16 (c)(d)	90,000	89,969,125
0.65%, 5/27/16 (c)	95,000	94,955,403
0.62%, 6/01/16 (c)	70,000	69,960,819
0.63%, 6/13/16 (c)	38,000	37,970,497
0.65%, 6/27/16 (c)	145,000	144,850,771
0.60%, 7/07/16 (c)	95,000	94,892,711
0.63%, 7/07/16 (c)	15,000	14,983,060
0.66%, 8/11/16 (c)(d)	100,000	99,813,000
0.71%, 9/08/16 (c)	89,287	89,054,854
Fairway Finance Co. LLC:
0.61%, 5/12/16 (a)	10,000	9,999,907
0.78%, 8/04/16 (a)(d)	50,000	50,000,000
0.78%, 9/02/16 (a)	70,000	70,000,000
HSBC Bank PLC:
0.64%, 5/17/16 (a)	223,000	223,000,000
0.65%, 5/18/16 (a)(d)	15,000	15,000,000
0.81%, 7/25/16 (a)	90,000	90,000,000
0.81%, 8/16/16 (a)	100,000	100,000,000
0.81%, 10/03/16 (a)(d)	35,000	35,000,000
ING US Funding LLC:
0.61%, 6/08/16 (c)	125,000	124,919,514
0.69%, 7/06/16 (c)	100,000	99,873,500
0.63%, 7/07/16 (c)	50,000	49,941,375
0.70%, 8/05/16 (c)	200,000	199,626,667
JPMorgan Securities LLC:
0.65%, 5/10/16 (a)	75,000	75,000,000
0.74%, 6/07/16 (a)	110,500	110,500,000
0.70%, 6/13/16 (a)	105,000	105,000,000
0.80%, 7/13/16 (a)	191,000	191,000,000
0.83%, 7/21/16 (c)	72,568	72,429,214
0.83%, 7/25/16 (c)	70,000	69,859,514
0.82%, 9/19/16 (a)	88,000	88,000,000
0.91%, 10/25/16 (c)	25,000	24,886,917
0.63%, 10/31/16 (a)	100,000	100,000,000
1.13%, 2/01/17	213,000	211,171,040
Jupiter Securitization Company LLC, 0.90%, 10/11/16 (c)	50,000	49,796,250
Kells Funding LLC:
0.61%, 5/20/16 (c)	200,000	199,935,611

Commercial Paper	Par (000)	Value
0.61%, 5/23/16 (c)	$68,000	$67,974,651
0.60%, 7/19/16 (c)	200,000	199,736,667
La Caisse Centrale Desjardins Du Quebec:
0.38%, 5/02/16 (c)	204,350	204,347,843
0.53%, 5/25/16 (c)	50,000	49,982,333
0.53%, 5/27/16 (c)(d)	50,000	49,980,861
Liberty Street Funding LLC:
0.64%, 6/23/16 (c)	62,000	49,951,416
0.67%, 6/23/16 (c)	12,000	11,987,810
0.84%, 9/06/16 (c)	60,000	59,818,666
Macquarie Bank Ltd.:
0.45%, 5/02/16 (c)	58,000	57,999,275
0.64%, 6/14/16 (c)	100,000	99,922,389
Matchpoint Finance PLC, 0.70%, 8/12/16 (c)	200,000	199,599,444
Metlife Short Term Funding LLC, 0.54%, 6/14/16 (c)	70,114	70,066,011
Mizuho Bank Ltd., (New York Branch), 0.61%, 5/23/16 (c)	183,000	182,931,782
National Australia Bank Ltd.:
0.77%, 6/17/16 (a)	71,387	71,387,000
0.95%, 11/01/16 (c)(d)	235,000	233,858,945
0.95%, 11/02/16 (c)(d)	140,000	139,316,528
NRW.Bank:
0.44%, 5/09/16 (c)	130,000	129,987,289
0.44%, 5/18/16 (c)	400,000	399,916,889
Old Line Funding LLC:
0.79%, 6/13/16 (a)	69,910	69,910,000
0.80%, 6/16/16 (a)	98,952	98,952,000
0.64%, 6/21/16 (c)	22,391	22,370,065
0.81%, 7/11/16 (a)	130,000	130,000,000
0.79%, 7/21/16 (a)	72,568	72,568,000
0.82%, 8/03/16 (c)	35,000	34,924,147
0.86%, 9/02/16 (c)	125,000	124,629,722
0.85%, 9/06/16 (c)	75,000	74,773,333
0.85%, 9/08/16 (c)	35,000	34,892,570
0.81%, 9/12/16 (a)	100,000	100,000,000
0.84%, 10/03/16 (c)	44,626	44,462,681
Oversea-Chinese Banking Corp. Ltd.:
0.62%, 5/06/16 (a)	200,000	200,000,000
0.78%, 7/14/16 (a)	130,000	130,000,000
Rabobank Nederland, New York, 0.69%, 6/21/16 (c)	80,018	79,937,515
Societe Generale, 0.50%, 5/31/16 (c)	285,000	284,882,437
Starbird Funding Corp.:
0.62%, 6/10/16 (c)(d)	190,000	189,869,111
0.62%, 7/01/16 (c)	177,000	176,812,969
0.63%, 7/01/16 (c)	100,000	99,894,333
Sumitomo Mitsui Banking Corp.:
0.48%, 6/20/16 (c)	225,650	225,499,566
0.70%, 7/08/16 (c)	175,000	174,768,611
0.87%, 7/21/16 (c)	225,000	224,559,563
Sumitomo Mutsui Banking Corp., 0.62%, 7/05/16 (c)	235,000	234,736,931
Svenska Handelsbanken, AB:
0.79%, 8/09/16 (c)	42,000	41,906,666
0.84%, 9/23/16 (c)	50,000	49,828,819
Thunder Bay Funding LLC:
0.65%, 5/23/16 (c)	32,750	32,736,190
0.63%, 6/13/16 (c)	68,000	67,947,205
0.70%, 6/20/16	50,000	49,951,389
0.62%, 6/21/16 (c)	40,623	40,586,169
0.64%, 6/21/16 (c)	33,000	32,969,145
0.80%, 6/23/16 (a)	95,000	95,000,000
0.64%, 7/07/16	21,000	20,974,987
0.86%, 9/02/16 (c)	70,000	69,792,645
0.74%, 9/06/16 (c)	28,000	27,925,334

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	23

Schedule of Investments (continued)	TempFund

Commercial Paper	Par (000)	Value
Toronto-Dominion Holdings USA, Inc., 0.66%, 7/01/16 (c)	$105,000	$104,882,575
Total Cap Canada Ltd.:
0.52%, 5/16/16 (c)	30,000	29,993,000
0.59%, 7/11/16 (c)	39,000	38,953,850
0.59%, 7/13/16 (c)	29,000	28,964,717
Toyota Motor Credit Corp:
0.44%, 6/15/16 (a)	104,797	104,797,000
0.74%, 6/17/16 (a)	91,700	91,700,000
0.75%, 6/18/16 (a)	128,637	128,637,000
United Overseas Bank Ltd.:
0.60%, 5/10/16 (c)(d)	143,750	143,728,437
0.69%, 5/12/16 (c)(d)	56,000	55,988,194
0.65%, 7/11/16 (c)(d)	150,000	149,807,709
0.59%, 7/18/16 (c)(d)	200,000	199,744,333
0.82%, 7/20/16 (c)(d)	141,500	141,242,156
0.60%, 7/22/16 (c)(d)	145,000	144,801,833
Versailles Com Paper LLC:
0.62%, 6/01/16 (c)	50,000	49,973,019
0.63%, 6/01/16 (c)	100,000	99,946,037
0.60%, 6/10/16 (c)	50,000	49,965,556
0.64%, 6/13/16 (c)	100,000	99,923,555
0.62%, 6/14/16 (c)	50,000	49,960,889
0.64%, 6/14/16 (c)	49,000	48,961,671
Victory Receivables Corp.:
0.48%, 5/04/16 (c)	68,139	68,136,274
0.49%, 5/10/16 (c)	53,864	53,857,402
0.53%, 5/27/16 (c)	195,000	194,925,358
0.52%, 6/06/16 (c)	132,026	131,957,346
Westpac Banking Corp New York, 0.41%, 5/05/16 (c)	20,000	19,998,977
Westpac Banking Corp.:
0.61%, 5/09/16 (a)	52,000	52,000,000
0.79%, 9/06/16 (a)	277,000	277,000,000
Westpac Securities NZ Ltd.:
0.43%, 5/31/16 (a)	61,500	61,500,000
0.89%, 11/04/16 (c)	128,957	128,354,126
Working Capital Management, 0.49%, 5/03/16 (c)	15,000	14,999,534
Total Commercial Paper — 25.4%		20,050,531,305

Corporate Notes — 0.0%
HSBC Bank PLC, 3.10%, 5/24/16 (d)	9,799	9,813,164

Municipal Bonds (e)
Catawba County NC Hospital RV RB Series 2009 VRDN (Branch Banking and Trust Company LOC), 0.45%, 5/06/16	5,350	5,350,000
Colorado Housing & Finance Authority RB Series 2003CL VRDN (Federal Home Loan Bank SBPA), 0.40%, 5/06/16	9,205	9,205,000
Colorado Housing & Finance Authority RB Series B-1 VRDN (Federal Home Loan Bank SBPA), 0.44%, 5/06/16	10,075	10,075,000
Colorado Housing & Finance Authority RB Series C-1 VRDN (Federal Home Loan Bank SBPA), 0.43%, 5/06/16	9,940	9,940,000
Easton MD RB Series 2009B VRDN (Branch Banking and Trust Company LOC), 0.45%, 5/06/16	2,300	2,300,000

Municipal Bonds	Par (000)	Value
Macon-Bibb County, GA Industrial Authority, RB Series 2015 VRDN (Korea Development Bank LOC), 0.65%, 5/06/16	$50,000	$50,000,000
Minnesota Office of Higher Education RB Series 2008A VRDN (US Bank National Association LOC), 0.43%, 5/06/16	22,395	22,395,000
New York State Housing Finance Agency RB Series B VRDN (Manufacturers and Traders Trust Co. LOC), 0.42%, 5/06/16	10,305	10,305,000
North Hudson Sewerage Authority NJ RB Series 2012C VRDN (TD Bank N.A. LOC), 0.45%, 5/06/16	16,135	16,135,000
Simmons College MA RB Series 2008 VRDN (TD Bank N.A. LOC), 0.40%, 5/06/16	8,775	8,775,000
Wisconsin Housing & Economic Development Authority GO Series B VRDN (Federal Home Loan Bank SBPA), 0.42%, 5/06/16	3,460	3,460,000
Wisconsin Housing & Economic Development Authority RB Series 2008B VRDN (Fannie Mae LOC), 0.47%, 5/06/16	2,535	2,535,000
Total Municipal Bonds — 0.2%		150,475,000

Time Deposits
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.30%, 5/02/16	1,000,000	1,000,000,000
Credit Agricole Corporate & Investment Bank, 0.31%, 5/02/16	3,079,000	3,079,000,000
DNB Bank ASA, 0.30%, 5/02/16	2,800,000	2,800,000,000
DZ Bank AG Deutsche Zentral Genoss, 0.30%, 5/02/16	1,460,000	1,460,000,000
ING Bank NV (Amsterdam Branch), 0.39%, 5/02/16	368,000	368,000,000
National Australia Bank Ltd., 0.30%, 5/02/16	2,100,000	2,100,000,000
National Bank of Canada, 0.30%, 5/02/16	660,000	660,000,000
Natixis S.A., 0.30%, 5/02/16	2,102,000	2,102,000,000
Nordea Bank AB, 0.28%, 5/02/16	1,160,000	1,160,000,000
Skandinaviska Enskilda Banken AB, 0.30%, 5/02/16	2,800,000	2,800,000,000
Svenska Handelsbanken AB, 0.30%, 5/02/16	2,400,000	2,400,000,000
Swedbank AB, New York, 0.30%, 5/02/16	3,000,000	3,000,000,000
Bank of New York Mellon, 0.29%, 5/02/16	2,000,000	2,000,000,000
Credit Industriel et Commercial:
0.29%, 5/02/16	500,000	500,000,000
0.30%, 5/02/16	700,000	700,000,000
KBC Bank NV (New York Branch), 0.31%, 5/02/16	1,000,000	1,000,000,000
Lloyds Bank Plc, 0.30%, 5/02/16	375,000	375,000,000
Total Time Deposits — 34.8%		27,504,000,000

U.S. Treasury Obligations — 0.2%
U.S. Treasury Notes, 0.42%, 10/31/17 (a)	147,025	146,686,117

See Notes to Financial Statements.

24	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.97%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $272,522,125, collateralized by various corporate/debt obligations, 0.00% to 7.67% due from 6/20/16 to 7/20/45, aggregate original par and fair value of $621,000,021 and $291,575,000, respectively)	$272,500	$272,500,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $291,575,000)		272,500,000
Credit Suisse Securities (USA) LLC, 0.64%, 5/02/16 (a) (Purchased on 04/29/16 to be repurchased at $443,595,657, collateralized by corporate/debt obligation, 5.00% due at 11/27/45, original par and fair value of $759,395,000 and $532,286,992, respectively)	443,572	443,572,000
Credit Suisse Securities (USA) LLC, 0.89%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $863,063,920, collateralized by various corporate/debt obligations, 0.00% to 7.80% due from 9/15/20 to 12/31/50, aggregate original par and fair value of $5,822,215,585 and $1,035,601,180, respectively)	863,000	863,000,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $1,567,888,172)		1,306,572,000
HSBC Securities (USA) Inc., 0.49%, 5/02/16 (a) (Purchased on 4/29/16 to be repurchased at $40,001,633, collateralized by various corporate/debt obligations, 0.00% to 11.25% due from 7/15/16 to 12/31/50, aggregate original par and fair value of $49,162,432 and $47,512,584,respectively)	40,000	40,000,000
Total Value of HSBC Securities (USA) Inc. (collateral value of $47,512,584)		40,000,000
JPMorgan Securities LLC, 0.89%, 5/02/16 (e) (Purchased on 04/29/16 to be repurchased at $250,018,471, collateralized by various corporate/debt obligations, 0.08% to 7.90% due from 7/05/16 to 12/31/49, aggregate original par and fair value of $394,471,102 and $262,793,290, respectively)	250,000	250,000,000
JPMorgan Securities LLC, 0.80%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $55,003,647, collateralized by various corporate/debt obligations, 0.67% to 7.86% due from 7/25/27 to 9/25/46, aggregate original par and fair value of $166,974,910 and $66,000,238, respectively)	55,000	55,000,000
JPMorgan Securities LLC, 1.02%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $55,004,659, collateralized by various corporate/debt obligations, 0.68% to 7.21% due from 1/15/29 to 4/25/37, aggregate original par and fair value of $158,307,500 and $66,000,450, respectively)	55,000	55,000,000

Repurchase Agreements	Par (000)	Value
JPMorgan Securities LLC, 1.14%, 5/02/16 (e) (Purchased on 4/29/16 to be repurchased at $220,020,838, collateralized by various corporate/debt obligations, 0.00% to 7.06% due from 7/05/19 to 12/31/50, aggregate original par and fair value of $5,382,955,607 and $253,003,166, respectively)	$220,000	$220,000,000
JPMorgan Securities LLC, 0.74%, 5/02/16 (Purchased on 2/01/16 to be repurchased at $200,374,111, collateralized by various corporate/debt obligations, 0.00% to 26.67% due from 11/25/16 to 12/31/50, aggregate original par and fair value of $6,279,914,924 and $220,333,080, respectively)	200,000	200,000,000
JPMorgan Securities LLC, 0.93%, 7/05/16 (Purchased on 4/04/16 to be repurchased at $100,237,667, collateralized by various corporate/debt obligations, 0.65% to 6.45% due from 5/31/16 to 6/12/50, aggregate original par and fair value of $475,891,343 and $118,706,060, respectively)	100,000	100,000,000
JPMorgan Securities LLC, 0.37%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $260,008,017, collateralized by various corporate/debt obligations, 0.00% to 8.45% due from 5/03/16 to 12/31/50, aggregate original par and fair value of $1,197,186,963 and $294,113,994, respectively)	260,000	260,000,000
Total Value of JPMorgan Securities LLC (collateral value of $1,280,950,278)		1,140,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.89%, 5/02/16 (e)(f) (Purchased on 4/29/16 to be repurchased at $168,012,460, collateralized by various corporate/debt obligations, 2.58% to 3.84% due from 11/28/29 to 12/31/50, aggregate original par and fair value of $366,740,198 and $210,000,000, respectively)	168,000	168,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $5,000,117, collateralized by various corporate/debt obligations, 0.00% to 3.75% due from 12/31/19 to 8/15/41, aggregate original par and fair value of $4,779,451 and $5,100,000, respectively)	5,000	5,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $215,100,000)		173,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	25

Schedule of Investments (continued)	TempFund

Repurchase Agreements	Par (000)	Value
Mizuho Securities USA, Inc., 0.46%, 5/02/16 (a) (Purchased on 4/29/16 to be repurchased at $81,166,111, collateralized by various corporate/debt obligations, 0.19% to 6.76% due from 5/25/29 to 11/19/47, aggregate original par and fair value of $12,448,520,141 and $96,728,775, respectively)	$81,163	$81,163,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $96,728,775)		81,163,000
RBC Capital Markets LLC, 0.37%, 5/02/16 (a) (Purchased on 4/29/16 to be repurchased at $80,002,467, collateralized by various corporate/debt obligations, 0.00% to 2.10% due from 5/09/16 to 10/17/18, aggregate original par and fair value of $84,109,815 and $84,000,000, respectively)	80,000	80,000,000
RBC Capital Markets LLC, 0.37%, 5/02/16 (a) (Purchased on 4/29/16 to be repurchased at $128,003,947, collateralized by various corporate/debt obligations, 1.00% to 9.95% due from 5/15/16 to 12/31/50, aggregate original par and fair value of $369,934,819 and $134,281,740, respectively)	128,000	128,000,000
RBC Capital Markets LLC, 0.58%, 5/09/16 (Purchased on 4/08/16 to be repurchased at $150,074,917, collateralized by various corporate/debt obligations, 0.00% to 8.22% due from 6/01/16 to 12/31/50, aggregate original par and fair value of $131,614,426 and $160,500,000, respectively)	150,000	150,000,000
RBC Capital Markets LLC, 0.36%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $350,010,500, collateralized by various corporate/debt obligations, 0.00% to 10.13% due from 5/15/16 to 1/01/49, aggregate original par and fair value of $404,702,333 and $366,706,995, respectively)	350,000	350,000,000
RBC Capital Markets LLC, 0.37%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,000,617, collateralized by various U.S. Treasury obligations, 0.00% due from 5/10/16 to 8/03/16, aggregate original par and fair value of $21,019,378 and $21,000,000, respectively)	20,000	20,000,000
Total Value of RBC Capital Markets LLC (collateral value of $766,488,735)		728,000,000
Wells Fargo Securities LLC, 0.44%, 5/02/16 (a) (Purchased on 4/29/16 to be repurchased at $155,005,683, collateralized by various corporate/debt obligations, 1.44% to 5.80% due from 3/01/18 to 12/31/50, aggregate original par and fair value of $157,010,717 and $164,826,119, respectively)	155,000	155,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities LLC, 0.78%, 5/02/16 (Purchased on 2/02/16 to be repurchased at $100,195,000, collateralized by various corporate/debt obligations, 0.00% due from 5/06/16 to 5/16/16, aggregate original par and fair value of $105,019,113 and $105,000,000, respectively)	$100,000	$100,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $269,826,119)		255,000,000
Wells Fargo Securities, LLC, 1.05%, 6/07/16 (Purchased on 3/17/16 to be repurchased at $125,298,958, collateralized by various corporate/debt obligations, 0.00% to 8.42% due from 10/17/16 to 12/31/50, aggregate original par and fair value of $477,271,496 and $156,250,000, respectively)	125,000	125,000,000
Wells Fargo Securities, LLC, 0.86%, 7/05/16 (Purchased on 4/04/16 to be repurchased at $40,087,911, collateralized by various corporate/debt obligations, 0.01% to 8.13% due from 5/06/16 to 12/31/50, aggregate original par and fair value of $41,048,000 and $42,000,641, respectively)	40,000	40,000,000
Wells Fargo Securities, LLC, 0.86%, 7/11/16 (Purchased on 4/11/16 to be repurchased at $120,260,867, collateralized by various corporate/debt obligations, 0.00% due from 5/03/16 to 5/06/16, aggregate original par and fair value of $126,012,445 and $126,000,000, respectively)	120,000	120,000,000
Wells Fargo Securities, LLC, 0.61%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $110,013,047, collateralized by various corporate/debt obligations, 0.00% to 8.17% due from 11/25/25 to 5/27/45, aggregate original par and fair value of $165,618,042 and $137,500,000, respectively)	110,000	110,000,000
Wells Fargo Securities, LLC, 0.29%, 5/02/16 (f) (Purchased on 4/29/16 to be repurchased at $5,000,121, collateralized by various corporate/debt obligations, 0.00% to 5.13% due from 5/12/16 to 2/15/46, aggregate original par and fair value of $4,930,842 and $5,099,995, respectively)	5,000	5,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $466,850,636)		400,000,000
Total Repurchase Agreements — 5.6%		4,396,235,000
Total Investments (Cost — $78,917,770,924*) — 100.0%		78,917,770,924
Other Assets Less Liabilities — 0.0%		7,934,348

Net Assets — 100.0%		$78,925,705,272

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

See Notes to Financial Statements.

26	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	TempFund

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	Traded in a joint account.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$78,917,770,924	$ —	$78,917,770,924

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,356,672 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	27

Schedule of Investments April 30, 2016 (Unaudited)	T-Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.42%, 6/02/16	$45,000	$44,983,360
0.52% - 0.54%, 6/09/16	500,000	499,713,242
0.59%, 6/16/16	600,000	599,551,500
0.52%, 6/23/16	200,000	199,848,361
0.51% - 0.55%, 6/30/16	237,875	237,661,545
0.52%, 7/07/16	1,000,000	999,039,234
0.46% - 0.50%, 7/14/16	466,672	466,216,457
0.39%, 7/28/16	194,435	194,249,639
0.46% - 0.47%, 8/04/16	400,130	399,640,394
0.42% - 0.44%, 8/11/16	346,000	345,579,165
0.40% - 0.44%, 8/18/16	460,447	459,864,327
0.46%, 8/25/16	200,000	199,706,125
0.48%, 9/01/16	178,000	177,708,080
0.47% - 0.48%, 9/08/16	293,112	292,608,895
0.50% - 0.51%, 9/15/16	577,776	576,660,467
0.48%, 9/29/16	300,000	299,402,292
0.35%, 10/20/16	350,000	349,414,722
0.40%, 10/27/16	595,000	593,816,611
0.66%, 3/02/17	4,630	4,604,110
0.61%, 4/27/17	518,350	515,205,272
U.S. Treasury Notes:
0.44%, 4/30/18 (b)	398,500	398,347,641
2.00%, 5/02/16	115,764	115,765,902
0.25% - 7.25%, 5/15/16	908,306	908,844,484
0.50%, 6/15/16	159,601	159,619,238
0.50% - 3.25%, 6/30/16	589,185	590,074,446
0.50% - 3.25%, 7/31/16	515,223	516,475,911
0.63% - 4.88%, 8/15/16	140,997	141,693,160
0.50% - 3.00%, 8/31/16	1,585,033	1,594,304,771
0.88%, 9/15/16	237,778	238,186,162
0.50% - 1.00%, 9/30/16	202,580	202,913,647
3.13%, 10/31/16	123,280	124,928,096
0.88%, 12/31/16	127,715	127,937,292
0.88%, 1/31/17	211,105	211,644,584
0.32% - 0.38%, 5/02/16 (b)	169,380	169,380,139
0.38% - 3.25%, 5/31/16	1,293,675	1,295,281,719
0.63%, 7/15/16	134,410	134,406,369
0.32%, 7/31/16 (b)	84,321	84,320,873
0.30%, 10/31/16 (b)	157,619	157,597,448
0.33%, 1/31/17 (b)	300,293	300,291,840
0.32%, 4/30/17 (b)	644,531	644,537,021
0.33%, 7/31/17 (b)	600,055	599,887,736
0.42%, 10/31/17 (b)	687,447	687,005,896
0.52%, 1/31/18 (b)	278,890	278,967,833
Total U.S. Treasury Obligations — 54.0%		17,137,886,006

Repurchase Agreements	Par (000)	Value
Bank of Montreal, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $2,000,045, collateralized by U.S. Treasury obligation 4.63% due at 2/15/40, original par and fair value of $1,471,800 and $2,040,036, respectively)	$2,000	$2,000,000
Total Value of Bank of Montreal (Collateral value of $2,040,036)		2,000,000
Bank of Nova Scotia, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $407,009,158, collateralized by various U.S. Treasury obligations 0.00% to 5.00% due from 6/09/16 to 2/15/46, aggregate original par and fair value of $398,487,900 and $415,149,408, respectively)	407,000	407,000,000
Total Value of Bank of Nova Scotia (Collateral value of $415,149,408)		407,000,000
BNP Paribas Securities Corp., 0.27%, 5/05/16 (Purchased on 4/28/16 to be repurchased at $468,024,570, collateralized by various U.S. Treasury obligations 0.00% to 6.88% due from 5/15/16 to 8/15/45, aggregate original par and fair value of $481,843,342 and $477,360,042, respectively)	468,000	468,000,000
BNP Paribas Securities Corp., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $1,275,029,750, collateralized by various U.S. Treasury obligations 0.00% to 8.13% due from 5/15/16 to 5/15/45, aggregate original par and fair value of $1,288,216,100 and $1,300,500,000, respectively)	1,275,000	1,275,000,000
Total Value of BNP Paribas Securities Corp. (Collateral value of $1,777,860,042)		1,743,000,000
Citigroup Global Markets, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,233, collateralized by U.S. Treasury obligation 0.00% due at 9/15/16, original par and fair value of $10,211,200 and $10,200,080, respectively)	10,000	10,000,000

See Notes to Financial Statements.

28	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
Citigroup Global Markets, Inc., 0.28%, 5/02/16 (c) (Purchased on 4/29/16 to be repurchased at $100,002,333, collateralized by various U.S. Treasury obligations 0.88% to 1.38% due from 11/30/18 to 7/31/19, aggregate original par and fair value of $101,296,150 and $102,000,005, respectively)	$100,000	$100,000,000
Total Value of Citigroup Global Markets, Inc. (Collateral value of $112,200,085)		110,000,000
Credit Agricole Corporate & Investment Bank, 0.29%, 5/02/16 (Purchased on 4/25/16 to be repurchased at $230,012,969, collateralized by various U.S. Treasury obligations 1.63% to 3.63% due from 2/15/26 to 8/15/43, aggregate original par and fair value of $198,382,400 and $234,600,030, respectively)	230,000	230,000,000
Credit Agricole Corporate & Investment Bank, 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $3,621,584,502, collateralized by various U.S. Treasury obligations 0.00% to 3.88% due from 6/30/16 to 8/15/44, aggregate original par and fair value of $3,800,011,100 and $3,693,930,019, respectively)	3,621,500	3,621,500,000
Total Value of Credit Agricole Corporate & Investment Bank (Collateral value of $3,928,530,049)		3,851,500,000
Credit Suisse Securities (USA) LLC, 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $167,812,916, collateralized by U.S. Treasury obligation 1.50% due at 2/28/19, original par and fair value of $168,065,000 and $171,168,427, respectively)	167,809	167,809,000
Credit Suisse Securities (USA) LLC, 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $300,007,000, collateralized by various U.S. Treasury obligations 1.50% to 2.75% due from 8/31/18 to 2/15/24, aggregate original par and fair value of $295,914,200 and $306,001,528, respectively)	300,000	300,000,000
Total Value of Credit Suisse Securities (USA) LLC (Collateral value of $477,169,955)		467,809,000

Repurchase Agreements	Par (000)	Value
Goldman Sachs & Co., 0.25%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $80,001,667, collateralized by various U.S. Treasury obligations 0.00% to 8.75% due from 5/12/16 to 2/15/46, aggregate original par and fair value of $75,180,226 and $81,600,008, respectively)	$80,000	$80,000,000
Total Value of Goldman Sachs & Co. (Collateral value of $81,600,008)		80,000,000
HSBC Securities (USA) Inc., 0.27%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $215,011,288, collateralized by various U.S. Treasury obligations 0.00% due from 11/15/42 to 5/15/43, aggregate original par and fair value of $463,480,000 and $219,302,693, respectively)	215,000	215,000,000
HSBC Securities (USA) Inc., 0.27%, 5/04/16 (Purchased on 4/27/16 to be repurchased at $59,003,098, collateralized by U.S. Treasury obligation 0.00% due at 5/15/43, original par and fair value of $128,520,000 and $60,183,344, respectively)	59,000	59,000,000
HSBC Securities (USA) Inc., 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $214,004,815, collateralized by various U.S. Treasury obligations 0.00% due from 2/15/42 to 2/15/44, aggregate original par and fair value of $457,961,400 and $218,281,763, respectively)	214,000	214,000,000
HSBC Securities (USA) Inc., 0.27%, 5/02/16 (b) (Purchased on 4/29/16 to be repurchased at $731,016,448, collateralized by various U.S. Treasury obligations 0.00% due from 11/15/27 to 11/15/45, aggregate original par and fair value of $1,117,519,825 and $745,620,896, respectively)	731,000	731,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	29

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA) Inc., 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $747,016,808, collateralized by various U.S. Treasury obligations 0.00% due from 5/15/26 to 11/15/45, aggregate original par and fair value of $1,179,842,361 and $761,942,170, respectively)	$747,000	$747,000,000
Total Value of HSBC Securities (USA) Inc. (Collateral value of $2,005,330,866)		1,966,000,000
JPMorgan Securities LLC, 0.29%, 5/02/16 (b) (Purchased on 4/29/16 to be repurchased at $250,006,042, collateralized by various U.S. Treasury obligations 0.00% to 1.38% due from 11/15/16 to 2/15/46, aggregate original par and fair value of $288,018,300 and $255,000,614, respectively)	250,000	250,000,000
JPMorgan Securities LLC, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $44,001,063, collateralized by various U.S. Treasury obligations 0.00% due from 8/15/16 to 8/15/45, aggregate original par and fair value of $55,780,545 and $44,881,918, respectively)	44,000	44,000,000
Total Value of JPMorgan Securities LLC (Collateral value of $299,882,532)		294,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,000,233, collateralized by U.S. Treasury obligation 3.75% due at 11/15/43, original par and fair value of $8,211,900 and $10,200,015, respectively)	10,000	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $10,093,236, collateralized by U.S. Treasury obligation 3.75% due at 11/15/43, original par and fair value of $8,288,300 and $10,294,911, respectively)	10,093	10,093,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $250,005,833, collateralized by various U.S. Treasury obligations 0.13% to 1.75% due from 4/15/17 to 3/31/22, aggregate original par and fair value of $242,689,700 and $255,000,039, respectively)	250,000	250,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.28%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $750,017,500, collateralized by various U.S. Treasury obligations 0.00% to 3.75% due from 12/31/19 to 8/15/41, aggregate original par and fair value of $716,917,546 and $765,000,073, respectively)	750,000	750,000,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (Collateral value of $1,040,495,038)		1,020,093,000

Repurchase Agreements	Par (000)	Value
Mitsubishi UFJ Securities (USA) Inc., 0.26%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $500,010,833, collateralized by various U.S. Treasury obligations 0.13% to 4.50% due from 3/31/17 to 5/15/45, aggregate original par and fair value of $478,939,100 and $510,000,004, respectively)	$500,000	$500,000,000
Total Value of Mitsubishi UFJ Securities (USA) Inc. (Collateral value of $510,000,004)		500,000,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $17,750,444, collateralized by U.S. Treasury obligation 0.00% due at 5/15/30, original par and fair value of $25,000,000 and $18,105,000, respectively)	17,750	17,750,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $20,796,020, collateralized by U.S. Treasury obligation 2.50% due at 8/15/23, original par and fair value of $19,900,000 and $21,211,410, respectively)	20,796	20,795,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $26,623,166, collateralized by U.S. Treasury obligation 0.00% due at 8/15/36, original par and fair value of $46,000,000 and $27,154,720, respectively)	26,623	26,622,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $27,688,192, collateralized by U.S. Treasury obligation 0.00% due at 11/15/37, original par and fair value of $50,000,000 and $28,241,500, respectively)	27,688	27,687,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $27,709,443, collateralized by U.S. Treasury obligation 2.25% due at 3/31/21, original par and fair value of $27,000,000 and $28,262,790, respectively)	27,709	27,708,750
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $27,975,699, collateralized by U.S. Treasury obligation 0.00% due at 2/15/43, original par and fair value of $60,000,000 and $28,534,200, respectively)	27,975	27,975,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $29,438,236, collateralized by U.S. Treasury obligation 0.00% due at 2/15/36, original par and fair value of $50,000,000 and $30,026,500, respectively)	29,438	29,437,500

See Notes to Financial Statements.

30	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	T-Fund

Repurchase Agreements	Par (000)	Value

Prudential Insurance Company of America,
0.30%, 5/02/16
(Purchased on 4/29/16 to be repurchased at $31,875,797, collateralized by U.S. Treasury obligation 0.00% due at 8/15/33, original par and fair value of $50,000,000 and $32,512,500, respectively)

	$ 31,875	$ 31,875,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $35,613,390, collateralized by U.S. Treasury obligation 0.00% due at 2/15/40, original par and fair value of $70,000,000 and $36,324,400, respectively)	35,613	35,612,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $35,963,399, collateralized by U.S. Treasury obligation 0.00% due at 11/15/39, original par and fair value of $70,000,000 and $36,682,100, respectively)	35,963	35,962,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $39,503,488, collateralized by U.S. Treasury obligation 0.00% due at 11/15/36, original par and fair value of $69,000,000 and $40,292,550, respectively)	39,503	39,502,500
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $46,126,153, collateralized by U.S. Treasury obligation 0.00% due at 11/15/43, original par and fair value of $100,000,000 and $47,047,000, respectively)	46,125	46,125,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $47,751,194, collateralized by U.S. Treasury obligation 0.00% due at 11/15/41, original par and fair value of $100,000,000 and $48,705,000, respectively)	47,750	47,750,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $65,376,634, collateralized by U.S. Treasury obligation 8.75% due at 8/15/20, original par and fair value of $50,000,000 and $66,682,500, respectively)	65,375	65,375,000
Prudential Insurance Company of America, 0.30%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $88,577,589, collateralized by U.S. Treasury obligation 2.25% due at 11/15/24, original par and fair value of $86,100,000 and $90,347,313, respectively)	88,575	88,575,375
Total Value of Prudential Insurance Company of America (Collateral value of $580,129,483)		568,754,625

Repurchase Agreements	Par (000)	Value
RBC Capital Markets LLC, 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $152,003,420, collateralized by various U.S. Treasury obligations 1.75% to 7.63% due from 11/15/22 to 11/15/44, aggregate original par and fair value of $116,407,900 and $155,040,074, respectively)	$152,000	$152,000,000
Total Value of RBC Capital Markets LLC (Collateral value of $155,040,074)		152,000,000
Societe Generale SA, 0.34%, 5/04/16 (d) (Purchased on 4/04/16 to be repurchased at $320,090,667, collateralized by various U.S. Treasury obligations 0.00% to 8.13% due from 7/15/16 to 11/15/44, aggregate original par and fair value of $311,494,044 and $326,400,000, respectively)	320,000	320,000,000
Societe Generale SA, 0.33%, 5/06/16 (d) (Purchased on 4/05/16 to be repurchased at $250,071,042, collateralized by various U.S. Treasury obligations 0.00% to 8.88% due from 7/21/16 to 11/15/44, aggregate original par and fair value of $248,602,752 and $255,000,000, respectively)	250,000	250,000,000
Societe Generale SA, 0.30%, 5/03/16 (Purchased on 4/26/16 to be repurchased at $500,029,167, collateralized by various U.S. Treasury obligations 0.00% to 3.63% due from 7/15/16 to 5/15/45, aggregate original par and fair value of $514,310,823 and $510,000,000, respectively)	500,000	500,000,000
Societe Generale SA, 0.30%, 5/04/16 (Purchased on 4/27/16 to be repurchased at $103,006,008, collateralized by various U.S. Treasury obligations 0.00% to 3.63% due from 4/30/18 to 5/15/44, aggregate original par and fair value of $104,477,700 and $105,060,002, respectively)	103,000	103,000,000
Societe Generale SA, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $300,007,250, collateralized by various U.S. Treasury obligations 0.00% to 9.00% due from 11/30/16 to 5/15/43, aggregate original par and fair value of $266,902,900 and $306,000,005, respectively)	300,000	300,000,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	31

Schedule of Investments (concluded)	T-Fund

Repurchase Agreements	Par (000)	Value
Societe Generale SA, 0.29%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $429,084,369, collateralized by various U.S. Treasury obligations 1.00% to 3.63% due from 7/31/17 to 2/15/44, aggregate original par and fair value of $418,269,900 and $437,655,567, respectively)	$429,074	$429,074,000
Total Value of Societe Generale SA (Collateral value of $1,940,115,574)		1,902,074,000
TD Securities, Inc., 0.27%, 5/02/16 (Purchased on 4/29/16 to be repurchased at $105,002,363, collateralized by various U.S. Treasury obligations 0.00% to 8.75% due from 4/30/16 to 5/15/45, aggregate original par and fair value of $100,289,400 and $107,100,091, respectively)	105,000	105,000,000
Total Value of TD Securities, Inc. (Collateral value of $107,100,091)		105,000,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Bank NA, 0.29%, 5/02/16 (c) (Purchased on 4/29/16 to be repurchased at $195,004,713, collateralized by U.S. Treasury obligation 1.50% due at 11/30/19, original par and fair value of $194,839,840 and $198,900,015, respectively)	$195,000	$195,000,000
Total Value of Wells Fargo Bank NA (Collateral value of $198,900,015)		195,000,000
Wells Fargo Securities, LLC, 0.29%, 5/02/16 (c) (Purchased on 4/29/16 to be repurchased at $920,022,233, collateralized by various U.S. Treasury obligations 0.00% to 5.13% due from 5/12/16 to 2/15/46, aggregate original par and fair value of $907,275,791 and $938,400,048, respectively)	920,000	920,000,000
Total Value of Wells Fargo Securities, LLC (Collateral value of $938,400,048)		920,000,000
Total Repurchase Agreements — 45.1%		14,284,230,625
Total Investments (Cost — $31,422,116,631*) — 99.1%		31,422,116,631
Other Assets Less Liabilities — 0.9%		291,144,091

Net Assets — 100.0%		$31,713,260,722

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Traded in a joint account.

(d)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$31,422,116,631	—	$31,422,116,631

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $658,546,812 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

32	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	Treasury Trust Fund
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.05% - 0.35%, 5/05/16	$1,483,751	$1,483,707,824
0.10% - 0.31%, 5/12/16	1,029,572	1,029,493,724
0.18%, 5/19/16	1,698,846	1,698,696,616
0.18% - 0.19%, 5/26/16	464,389	464,329,909
0.31% - 0.54%, 6/09/16	1,173,892	1,173,400,868
0.34% - 0.59%, 6/16/16	1,069,290	1,068,744,436
0.30% - 0.52%, 6/23/16	400,000	399,791,681
0.30% - 0.55%, 6/30/16	357,760	357,528,720
0.22% - 0.52%, 7/07/16	609,762	609,258,755
0.23% - 0.47%, 7/14/16	333,000	332,695,058
0.22% - 0.37%, 7/21/16	325,380	325,210,372
0.25%, 7/28/16	12,000	11,992,741
0.47%, 8/04/16	200,000	199,754,584
0.46%, 8/25/16	103,000	102,848,528
0.48%, 9/01/16	70,520	70,404,270
0.48%, 9/08/16	150,000	149,742,708
0.51%, 9/15/16	100,000	99,805,917
0.48%, 9/29/16	200,000	199,601,527
0.35%, 10/13/16	150,000	149,759,376
0.66%, 3/02/17	45,000	44,748,375
0.62% - 0.67%, 3/30/17	143,055	142,211,917
0.61%, 4/27/17	162,000	161,017,178

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Notes:
0.32% - 2.63%, 5/02/16 (b)	$1,984,000	$1,984,004,880
0.25% - 5.13%, 5/15/16	250,000	250,182,837
0.38% - 3.25%, 5/31/16	1,023,469	1,025,688,424
0.50% - 3.25%, 6/30/16	442,735	444,099,348
0.32% - 3.25%, 7/31/16	1,365,000	1,370,134,929
0.63% - 4.88%, 8/15/16	743,650	750,679,253
3.00%, 8/31/16	874,580	882,293,983
0.88%, 9/15/16	286,395	286,929,513
0.30% - 3.13%, 10/31/16 (b)	492,502	493,817,429
0.75%, 1/15/17	153,100	153,223,950
0.33%, 1/31/17 (b)	124,700	124,697,337
0.32%, 4/30/17 (b)	514,988	514,993,250
0.33%, 7/31/17 (b)	233,405	233,314,983
0.42%, 10/31/17 (b)	324,140	323,964,288
0.52%, 1/31/18 (b)	285,765	285,926,515
0.44%, 4/30/18	167,000	166,922,660
Total U.S. Treasury Obligations — 103.9%		19,565,618,663
Total Investments (Cost — $19,565,618,663*) — 103.9%		19,565,618,663
Liabilities in Excess of Other Assets — (3.9)%		(728,355,788)

Net Assets — 100.0%		$18,837,262,875

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$19,565,618,663	—	$19,565,618,663

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $993 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	33

Schedule of Investments April 30, 2016 (Unaudited)	MuniCash
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.1%
Auburn University RB Series 2012A MB, 5.00%, 6/01/16	$1,300	$1,305,279
Alaska — 1.9%
Borough of North Slope GO Series 2015A MB, 2.00%, 6/30/16	4,300	4,312,574
Valdez Marine Terminal RB (Exxon Pipeline Co. Project) Series 1993B VRDN (Exxon Corp. Guaranty), 0.24%, 5/02/16 (a)	8,315	8,315,000
Valdez RB Series 1993 VRDN (Exxon Corp. Guaranty), 0.24%, 5/02/16 (a)	14,175	14,175,000

		26,802,574
Arizona — 1.0%
Casa Grande IDRB (Price Cos. Inc. Project) Series 2002A VRDN (Bank of America N.A. LOC), 0.59%, 5/06/16 (a)	215	215,000
Glendale GO Series 2015 MB (Assured Guaranty Municipal Corp. Guaranty), 2.00%, 7/01/16	2,430	2,435,813
Phoenix Civic Improvement Corp. RB Series 2014 MB, 4.00%, 7/01/16	500	502,964
Phoenix IDA Healthcare Facilities Revenue RB Series 2014B VRDN (Wells Fargo Bank N.A. LOC), 0.23%, 5/02/16 (a)	9,200	9,200,000
Tempe GO Series A MB, 1.00%, 7/01/16	1,285	1,286,151

		13,639,928
Arkansas — 1.5%
Arkansas Development Finance Authority RB Series 2007 VRDN (State Street Bank & Trust Co. SBPA), 0.49%, 5/06/16 (a)	14,285	14,285,000
Arkansas Development Finance Authority Single Family Mortgage RB (Mortgage Backed Securities Program Project) Series 2006E AMT VRDN (Ginnie Mae Guaranty, State Street Bank & Trust Co. SBPA), 0.49%, 5/06/16 (a)	6,665	6,665,000
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	200	201,496

		21,151,496
California — 10.3%
California Department of Water Resources RB Series 2010L TECP, 5.00%, 5/01/16	17,080	17,081,440
California Department of Water Resources RB Series 3-A-2 TECP (Bank of Montreal SBPA), 0.45%, 5/05/16	5,000	5,000,000
California Department of Water Resources RB TECP, 4.35%, 5/01/16	16,100	16,101,162
California GO Series 2015 MB, 2.00%, 8/01/16	13,530	13,590,601
California GO Series B1 VRDN (Mizuho Bank Ltd. LOC), 0.40%, 5/06/16 (a)	10,800	10,800,000
California Housing Finance Agency RB Series 2001F VRDN (Citibank N.A. SBPA), 0.41%, 5/06/16 (a)	5,390	5,390,000
California Infrastructure & Economic Development Bank RB (Pacific Gas and Electric Co. Project) Series 2009B VRDN (Mizuho Bank Ltd. LOC), 0.26%, 5/02/16 (a)	3,000	3,000,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,300	2,315,864
El Dorado Irrigation District / El Dorado County Water Agency RB Series 2008A VRDN (Citibank N.A. LOC), 0.41%, 5/06/16 (a)	7,800	7,800,000
Fremont Unified School District GO Series 2009 MB, 4.00%, 8/01/16	1,000	1,009,286

Municipal Bonds	Par (000)	Value
California (continued)
Los Gatos Union School District GO Series 2012 MB, 3.00%, 8/01/16	$1,000	$1,006,759
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd. SBPA), 0.37%, 5/06/16 (a)	3,200	3,200,000
San Diego County School Districts GO MB, 2.00%, 6/30/16	10,000	10,025,091
San Diego Union School District RB Series 2015-16 MB, 2.00%, 6/30/16	9,400	9,426,543
San Francisco Public Utilities Community Water Revenue RB Series A-6 TECP (State Street Bank & Trust Co. SBPA), 0.19%, 5/26/16	25,000	25,000,000
University of California RB VRDN, 0.40%, 5/06/16 (a)	11,560	11,560,000

		142,306,746
Colorado — 1.0%
Colorado Springs Utilities System Revenue RB Series 2006A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 5/06/16 (a)	9,295	9,295,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 5/06/16 (a)	3,865	3,865,000

		13,160,000
Connecticut — 0.7%
Capital City Economic Development Authority RB Series 2004B VRDN (Bank of America N.A. SBPA), 0.44%, 5/06/16 (a)	600	600,000
Connecticut Housing Finance Authority RB Series 2013B-6 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.41%, 5/06/16 (a)	6,080	6,080,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	900	907,564
Milford GO Series 2015 MB, 2.00%, 11/01/16	200	201,749
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,200	1,204,409
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	100	100,593

		9,094,315
Delaware — 0.2%
Delaware County GO Series 2011 MB, 5.00%, 7/01/16	2,800	2,822,285
District of Columbia — 0.1%
District of Columbia GO MB, 5.00%, 6/01/16	750	752,771
Florida — 3.1%
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.31%, 5/02/16 (a)	8,650	8,650,000
Florida Department of Environmental Protection RB Series 2012A MB, 4.00%, 7/01/16	13,915	13,996,831
Florida RB Series 2011A MB, 4.00%, 7/01/16	1,000	1,006,302
Indian River County School Board RB Series 2014 MB, 5.00%, 7/01/16	1,000	1,007,090
JEA Electric System Revenue RB VRDN (JPMorgan Chase Bank N.A. SBPA), 0.42%, 5/06/16 (a)	14,700	14,700,000
JEA Water & Sewer System Revenue RB Series 2008 B VRDN (JPMorgan Chase Bank N.A. SBPA), 0.42%, 5/06/16 (a)	1,500	1,500,000

See Notes to Financial Statements.

34	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Florida (continued)
Orlando Utilities Commission Utilities System RB Series 2011A VRDN 7 Month Window, 0.66%, 11/25/16 (a)	$1,100	$1,100,000

		41,960,223
Georgia — 0.3%
Georgia GO MB, 5.75%, 8/01/16	4,500	4,562,933
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	3,900	3,991,803
Illinois — 0.6%
Chicago IDRB (Primrose Candy Project) Series 2001 AMT VRDN (Bank of America N.A. LOC), 0.58%, 5/06/16 (a)	945	945,000
Elmhurst IDRB (Randall Manufacturing Project) Series 2002 VRDN (BMO Harris Bank N.A. LOC), 0.76%, 5/06/16 (a)	1,715	1,715,000
Illinois Finance Authority RB (Evanston Northwestern Healthcare Corp. Project) Series 2001C VRDN (JPMorgan Chase Bank SBPA), 0.28%, 5/02/16 (a)	1,700	1,700,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.43%, 5/06/16 (a)	1,100	1,100,000
Illinois HDA RB (Lakeshore Plaza Project) Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 5/06/16 (a)	2,100	2,100,000
Illinois Highway Authority Tender Option Bond Trust Receipt Floaters RB Series 2015-XF2202 VRDN (Citibank N.A. Liquidity Agreement), 0.44%, 5/06/16 (a)(b)(c)	1,140	1,140,000

		8,700,000
Indiana — 0.5%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.42%, 5/06/16 (a)	4,560	4,560,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.61%, 5/06/16 (a)(b)	2,930	2,930,000

		7,490,000
Iowa — 2.9%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.46%, 5/06/16 (a)	34,360	34,360,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.42%, 5/06/16 (a)	5,975	5,975,000

		40,335,000
Kansas — 1.1%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.43%, 5/06/16 (a)	12,500	12,500,000
Kansas Department of Transportation RB Series 2004C-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	2,000	2,000,000

		14,500,000

Municipal Bonds	Par (000)	Value
Kentucky — 0.2%
Glasgow RB (Felker Brothers Corp. Project) Series 2000 VRDN (JP Morgan Chase Bank N.A. LOC), 0.74%, 5/06/16 (a)	$1,160	$1,160,000
Jefferson County Industrial Building RB (Atlas Machine & Supply Co. Project) Series 1999 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 5/06/16 (a)	1,780	1,780,000

		2,940,000
Louisiana — 2.2%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2006 VRDN, 0.28%, 5/02/16 (a)	7,000	7,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2007 VRDN, 0.28%, 5/02/16 (a)	6,900	6,900,000
Louisiana Public Facilities Authority RB (Air Products and Chemical Inc. Project ) Series 2005 VRDN, 0.28%, 5/02/16 (a)	15,200	15,200,000
Louisiana RB (1-49 South Project)Series 2015 MB, 1.00%, 9/01/16	1,000	1,002,171

		30,102,171
Maine — 0.6%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	7,400	7,462,844
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	670	675,680

		8,138,524
Maryland — 1.9%
Baltimore RB (Wastewater System Improvement Project) Series 2013A MB, 5.00%, 7/01/16	500	503,911
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	900	907,488
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Facilities Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.51%, 5/06/16 (a)	775	775,000
Maryland Economic Development Corp. RB (Gamse Lithographing Co. Project) Series 2007 VRDN (Manufacturers & Traders LOC), 0.56%, 5/06/16 (a)	635	635,000
Maryland Economic Development Corp. RB (Linemark Printing Project) Series 2008 VRDN (Manufacturers & Traders LOC), 0.61%, 5/06/16 (a)	4,200	4,200,000
Maryland Economic Development Corp. RB (Redrock LLC Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.56%, 5/06/16 (a)	1,090	1,090,000
Maryland GO Series 2006 MB, 5.00%, 8/01/16	405	409,594
Maryland Health & Higher Educational Facilities Authority RB (University of Maryland Medical System Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.28%, 5/02/16 (a)	1,050	1,050,000
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.61%, 5/06/16 (a)(b)(c)	3,590	3,590,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	960	982,403
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	9,690	9,690,000

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	35

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Maryland (continued)
Washington County RB Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.56%, 5/06/16 (a)	$2,570	$2,570,000

		26,403,396
Massachusetts — 5.0%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	101,110
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	17,230	17,250,765
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.50%, 11/25/16 (a)	13,650	13,650,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.45%, 5/06/16 (a)(b)	6,080	6,080,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	6,350	6,350,000
Massachusetts Tender Option Bond Trust Receipt Floaters GO Series 2015-XF2197 VRDN (Citibank N.A. SBPA), 0.44%, 5/06/16 (a)(b)(c)	825	825,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 5/06/16 (a)	750	750,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,455	3,476,158
Town of Auburn GO Series 2015 MB, 2.00%, 9/01/16	400	402,191
Town of Auburn MA GO Series 2015 MB, 1.00%, 9/15/16	2,300	2,305,484
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,400	1,404,607
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,100	2,104,087
University of Massachusetts Building Authority RB Series 2011-2 VRDN 7 Month Window (Massachusetts State Guaranteed), 0.50%, 11/25/16 (a)	11,600	11,600,000
Westfield GO Series 2015 MB, 2.00%, 8/01/16	400	401,716
Worcester GO Series 2014 MB, 5.00%, 11/01/16	2,100	2,149,142

		68,850,260
Michigan — 1.3%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	510	511,444
Michigan State Hospital Finance Authority RB (Ascension Health Project) Series 2010F-7 VRDN, 0.47%, 11/25/16 (a)	7,805	7,805,000
Michigan Strategic Fund Ltd. Obligation RB (Amera Group LLC Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.59%, 5/06/16 (a)	1,200	1,200,000
Michigan Strategic Fund Ltd. Obligation RB (Kay Screen Printing, Inc. Project) Series 2000 AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.67%, 5/06/16 (a)	1,200	1,200,000
Oakland University RB Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.40%, 5/06/16 (a)	7,000	7,000,000

		17,716,444

Municipal Bonds	Par (000)	Value
Minnesota — 0.5%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.43%, 5/06/16 (a)(b)	$4,800	$4,800,000
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,630	2,681,768

		7,481,768
Mississippi — 2.4%
Mississippi Business Finance Commission RB (Chevron USA, Inc. Project) Series 2010G VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	4,400	4,400,000
Mississippi Business Finance Corp RB (Chevron USA Inc. Project) Series 2009B VRDN (Chevron Corp. Guaranty), 0.28%, 5/02/16 (a)	3,900	3,900,000
Mississippi Business Finance Corp RB (Chevron USA Inc. Project) Series 2009C VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	9,200	9,200,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2009G VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	9,000	9,000,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	5,105	5,105,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2011A VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	850	850,000

		32,455,000
Missouri — 1.1%
City of Springfield MO Public Utility Revenue, 5.00%, 8/01/16	900	910,745
Missouri Health & Educational Facilities Authority RB (Ascension Health Project ) Series 2012C-5 VRDN, 0.39%, 5/06/16 (a)	11,320	11,320,000
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	1,025	1,025,090
Taney County IDRB (Keeter Heights Project) Series 2006 AMT VRDN (U.S. Bank N.A. LOC), 0.48%, 5/06/16 (a)	1,745	1,745,000

		15,000,835
Montana — 0.0%
Yellowstone County School District No 2 Billings GO Series 2014 MB, 3.00%, 6/15/16	600	601,850
Nebraska — 0.2%
Nebraska Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF2206 VRDN (Citibank N.A. Liquidity Facility), 0.46%, 5/06/16 (a)(b)(c)	2,240	2,240,000
Nevada — 1.0%
Clark County RB VRDN (MUFG Union Bank N.A. LOC), 0.41%, 5/06/16 (a)	13,275	13,275,000
New Jersey — 0.3%
New Jersey Educational Facilities Authority RB Series 2010B MB, 5.00%, 7/01/16	100	100,793
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	480	484,505

See Notes to Financial Statements.

36	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	$4,235	$4,235,000

		4,820,298
New York — 11.1%
Amherst Development Corp RB (Senior Living Project) Series 2011A VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	3,710	3,710,000
New York City GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.41%, 5/06/16 (a)	4,800	4,800,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.28%, 5/02/16 (a)	2,600	2,600,000
New York City IDA Special Purpose Facilities RB (Korean Air Lines Co. Project) Series 1997A VRDN AMT (Kookmin Bank LOC), 0.48%, 5/06/16 (a)	8,500	8,500,000
New York City Industrial Development Agency RB (Jamaica First PKG LLC Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.39%, 5/06/16 (a)	2,920	2,920,000
New York City Industrial Development Agency RB (Korean Air Lines Co. Project) Series 1997B VRDN (Kookmin Bank LOC), 0.48%, 5/06/16 (a)	10,100	10,100,000
New York City Metropolitan Transportation Authority RB Series 2016 MB, 3.00%, 10/01/16	10,000	10,096,528
New York City Metropolitan Transportation Authority RB Series 2016A MB, 2.00%, 2/01/17	20,000	20,191,048
New York City Municipal Water RB (Second Generation Resolution Project) Series 2014BB-4 VRDN (Wells Fargo Bank N.A SBPA), 0.25%, 5/02/16 (a)	8,700	8,700,000
New York City RB Series 2013D-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.32%, 5/02/16 (a)	1,000	1,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.28%, 5/02/16 (a)	3,200	3,200,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.28%, 5/02/16 (a)	1,500	1,500,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.25%, 5/02/16 (a)	20,890	20,890,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	425	430,679
New York City Water & Sewer RB Series 2015 (2nd General Fiscal Resolution Project) Series 2015 VRDN (Bank of America N.A. LOC), 0.28%, 5/02/16 (a)	7,500	7,500,000
New York City Water & Sewer System RB VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 5/06/16 (a)	10,000	10,000,000
New York City Water & Sewer System RB VRDN (Royal Bank of Canada SBPA), 0.40%, 5/06/16 (a)	4,000	4,000,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Water & Sewer System RB Series 2008-BB-2 VRDN (Royal Bank of Canada SBPA), 0.40%, 5/06/16 (a)	$2,950	$2,950,000
New York City Water & Sewer System RB Series 2012A VRDN (State Street Bank & Trust Co. SBPA), 0.31%, 5/02/16 (a)	9,810	9,810,000
New York City Water & Sewer System RB Series 2012A-2 VRDN (Mizuho Bank Ltd.SBPA), 0.27%, 5/02/16 (a)	11,855	11,855,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	800	800,000
Upstate Telecommunications Corp. RB (Information Technology Project) Series 2005 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	6,490	6,490,000

		152,043,255
North Carolina — 3.1%
Charlotte RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 5/06/16 (a)	2,000	2,000,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007B VRDN (JPMorgan Chase Bank SBPA), 0.27%, 5/02/16 (a)	13,325	13,325,000
Guilford County Industrial Facilities & Pollution Control Financing Authority RB (Nate Sherman Equipment LLC Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.54%, 5/06/16 (a)	1,200	1,200,000
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.45%, 5/06/16 (a)(b)(c)	2,580	2,580,000
North Carolina Infrastructure Finance Corp COP Series 2006A MB, 5.00%, 6/01/16	300	301,193
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	3,100	3,100,275
Raleigh RB VRDN, 0.66%, 11/25/16 (a)	13,000	13,000,000
Wake County GO (Public Improvement Project) Series 2003C VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 5/06/16 (a)	7,700	7,700,000

		43,206,468
Ohio — 1.5%
American Municipal Power RB Series 2016 MB:
1.25%, 4/27/17	300	301,490
1.25%, 5/02/17	1,000	1,005,010
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	11,600	11,600,000
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,450	2,459,430
Oakwood GO Series 2015 MB, 1.38%, 9/22/16	1,100	1,102,873
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.39%, 5/06/16 (a)	4,500	4,500,000

		20,968,803
Oregon — 0.5%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	6,300	6,341,355
Pennsylvania — 16.8%
Abington School District GO Series 2016A MB (State Aid Withholding Insurance), 2.00%, 5/15/16	270	270,159

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	37

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Allegheny County Hospital Development Authority RB (Concordia Lutheran Health and Human Care Project) Series 2016 VRDN (BMO Harris Bank N.A. LOC), 0.39%, 5/06/16 (a)	$10,000	$10,000,000
Beaver County Industrial Development Authority RB (First Energy Corporation Project) Series 2008-B VRDN (Bank of Nova Scotia LOC), 0.28%, 5/02/16 (a)	3,225	3,225,000
Blair County Industrial Development Authority RB (Homewood at Martinsburg Project) VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	3,650	3,650,000
Bucks County Community College Authority RB Series 2014 MB, 3.00%, 6/15/16	915	918,206
Bucks County Industrial Development Authority RB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	17,870	17,870,000
Chester County Health & Education Facilities Authority RB Series 2013S-3 VRDN (Manufacturers and Traders Trust Co. LOC), 0.43%, 5/06/16 (a)	13,410	13,410,000
Cumberland County Municipal Authority RB (Diakon Lutheran Social Ministries Project) Series 2014B VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	11,935	11,935,000
Delaware County Industrial Development Authority RB (United Parcel Service Inc. Project) Series 2015 VRDN, 0.28%, 5/02/16 (a)	10,000	10,000,000
Emmaus General Authority RB Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.40%, 5/06/16 (a)	2,400	2,400,000
Emmaus General Authority RB Series 1989E VRDN (U.S. Bank N.A. LOC), 0.40%, 5/06/16 (a)	7,800	7,800,000
Emmaus General Authority RB Series 1989F VRDN (U.S. Bank N.A. LOC), 0.40%, 5/06/16 (a)	14,200	14,200,000
Emmaus General Authority RB Series 1989F-27 VRDN (U.S. Bank N.A. LOC), 0.40%, 5/06/16 (a)	2,300	2,300,000
Emmaus General Authority RB Series H22 VRDN (U.S. Bank N.A. LOC), 0.40%, 5/06/16 (a)	1,000	1,000,000
Emmaus General Authority RB VRDN (U.S. Bank N.A. LOC):
0.40%, 5/06/16 (a)	7,900	7,900,000
0.40%, 5/06/16 (a)	2,000	2,000,000
Geisinger Authority RB Series 2002 VRDN (Northern Trust Company (THE)SBPA), 0.26%, 5/02/16 (a)	2,400	2,400,000
Geisinger Authority RB Series A VRDN (TD Bank N.A. SBPA), 0.27%, 5/02/16 (a)	3,400	3,400,000
Geisinger Authority RB Series A VRDN (Wells Fargo Bank N.A. SBPA), 0.26%, 5/02/16 (a)	24,625	24,625,000
Geisinger Authority RB Series B VRDN (TD Bank N.A. SBPA), 0.27%, 5/02/16 (a)	7,700	7,700,000
Lancaster County Hospital Authority RB (Masonic Homes at Elizabethtown Project) Series D VRDN (JPMorgan Chase Bank N.A. LOC), 0.28%, 5/02/16 (a)	2,140	2,140,000
Lycoming County Authority RB (Lycoming College Project ) Series 2013S-1 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	4,175	4,175,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County IDRB (Active Retirement Life Community Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.31%, 5/02/16 (a)	$6,470	$6,470,000
Montgomery County Industrial Development Authority RB (Big Little Associates Project ) VRDN (Wells Fargo Bank N.A. LOC), 0.59%, 5/06/16 (a)	290	290,000
Palmer Township GO Series 2016 MB, 1.00%, 5/15/16	590	590,169
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd-Mercy College Project ) Series P-1 VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	3,850	3,850,000
Pennsylvania Higher Educational Facilities Authority RB Series 2014T-2 MB, 1.00%, 5/01/17	1,300	1,300,000
Philadelphia GO Series 2009B VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	12,650	12,650,000
Philadelphia Gas Works Co. RB Series D VRDN (Royal Bank of Canada LOC), 0.41%, 5/06/16 (a)	18,900	18,900,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Childrens Hospital of Philadelphia Project ) VRDN (Wells Fargo Bank N.A. SBPA), 0.29%, 5/02/16 (a)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB Series 2002A VRDN (Wells Fargo Bank N.A. SBPA), 0.29%, 5/02/16 (a)	3,000	3,000,000
School District of Philadelphia GO Series 2010H VRDN (Royal Bank of Canada LOC), 0.41%, 5/06/16 (a)	21,000	21,000,000
University of Pittsburgh RB Series 2007B TECP, 0.06%, 5/16/16	4,950	4,950,000

		230,318,534
Texas — 15.5%
Austin Electric Utility System Revenue RB Series 1998 MB, 5.25%, 5/15/16	5,000	5,009,385
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.51%, 5/06/16 (a)(b)(c)	7,700	7,700,000
Dallas Performing Arts Cultural Facilities Corp. RB Series 2008B VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 5/06/16 (a)	23,830	23,830,000
Denton ISD GO Series 2006B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.42%, 5/06/16 (a)	4,600	4,600,000
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN (Exxon Corp. Guaranty), 0.27%, 5/02/16 (a)	19,500	19,500,000
Harris County Cultural Education Facilities Finance Corp. RB (Methodist Hospital Project) Series 2008C-1 VRDN, 0.28%, 5/02/16 (a)	7,000	7,000,000
North Texas Tollway Authority RB Series 2009D VRDN (Royal Bank of Canada SBPA), 0.41%, 5/06/16 (a)	16,000	16,000,000
Pharr San Juan Alamo Independent School District GO Series 2016 MB:
1.00%, 8/01/16	500	500,904
3.00%, 2/01/17	1,000	1,018,308

See Notes to Financial Statements.

38	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	MuniCash

Municipal Bonds	Par (000)	Value
Texas (continued)
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.53%, 5/06/16 (a)	$3,500	$3,500,000
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources) Series 2002A VRDN (Flint Hills Resources LLC Guaranty), 0.52%, 5/06/16 (a)	34,000	34,000,000
Red River Education Financing Corp. RB (Texas Christian University) Series 2000 VRDN (Northern Trust Company SBPA), 0.42%, 5/06/16 (a)	4,900	4,900,000
San Antonio RB Series A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.57%, 6/01/16	16,800	16,800,000
San Antonio RB Series B TECP (State Street Bank & Trust Co. and Wells Fargo Bank N.A. SBPA), 0.50%, 5/04/16	25,000	25,000,000
San Jacinto College District GO Municipal Trust Receipts Floaters Series 2009-2976 VRDN (Morgan Stanley Bank SBPA), 0.47%, 5/06/16 (a)(b)(c)	3,000	3,000,000
Texas Clipper Tax-Exempt Certificate Trust RB Series 2009-73 VRDN (State Street Bank & Trust Co. SBPA), 0.45%, 5/06/16 (a)(b)(c)	10,360	10,360,000
Texas GO Series 2014D VRDN (State Street Bank & Trust Co. SBPA), 0.42%, 5/06/16 (a)	4,540	4,540,000
Texas Tech University RB Series 14-A MB, 3.00%, 8/15/16	500	503,530
Texas Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF2201 VRDN (Citibank N.A. Liquidity Facility), 0.44%, 5/06/16 (a)(b)(c)	300	300,000
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	700	706,894
University of Texas Board of Regents GO TECP, 0.41%, 5/24/16	10,000	10,000,000
University of Texas RB Series 2008A VRDN, 0.36%, 5/06/16 (a)	11,540	11,540,000
Waco Educational Finance Corp. RB Municipal Trust Receipts Floaters (Baylor University Project) Series 2008A VRDN (The Bank of New York Mellon Corp. LOC), 0.44%, 5/06/16 (a)(c)	2,515	2,515,000

		212,824,021
Utah — 1.4%
Murray RB Series C VRDN, 0.27%, 5/02/16 (a)	8,020	8,020,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.25%, 5/02/16 (a)	11,800	11,800,000

		19,820,000
Virginia — 2.7%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	1,107	1,107,000
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,400	4,486,939
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.59%, 9/26/16 (a)	8,005	8,005,000
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.39%, 5/06/16 (a)	1,230	1,230,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.40%, 5/06/16 (a)	11,055	11,055,000
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.45%, 5/06/16 (a)(b)(c)	2,110	2,110,000

Municipal Bonds	Par (000)	Value
Virginia (continued)
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006B VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/02/16 (a)	$1,185	$1,185,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/02/16 (a)	3,230	3,230,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/02/16 (a)	1,400	1,400,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.44%, 5/06/16 (a)(b)	2,500	2,500,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	509,937

		36,818,876
Washington — 0.7%
Energy Northwest Washington Electric RB (Project No. 1) Series 2006A MB, 5.00%, 7/01/16	700	705,645
Washington State Housing Finance Commission RB (Lake City Senior Housing Association LP Project ) Series 2009 VRDN (Federal Home Loan Mortgage Corporation Guaranty), 0.40%, 5/06/16 (a)	8,250	8,250,000

		8,955,645
West Virginia — 1.5%
West Virginia Economic Development Authority RB (Appalachian Power Co. Project ) Series 2009B VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.40%, 5/06/16 (a)	20,900	20,900,000
Wisconsin — 0.7%
Marshfield Housing Authority RB (Wildwood Regency Project) Series 2003 AMT VRDN (Federal Home Loan Bank LOC, Bank First National LOC), 0.57%, 5/06/16 (a)	2,420	2,420,000
Oshkosh IDRB (Oshkosh Coil Spring Project) Series 2000A AMT VRDN (JPMorgan Chase Bank N.A. LOC), 0.87%, 5/06/16 (a)	840	840,000
Wisconsin GO Series 2011-SER1 MB, 5.00%, 5/01/16	5,055	5,055,452
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.43%, 5/06/16 (a)	1,500	1,500,000

		9,815,452
Wyoming — 0.9%
Sweetwater County WY Poll Control Revenue RB Series 1994 VRDN (Bank of Nova Scotia LOC), 0.43%, 5/06/16 (a)	5,320	5,320,000
Uinta County RB (Chevron USA Inc. Project) Series 1 VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	6,600	6,600,000

		11,920,000
Total Municipal Bonds — 98.7%		1,356,533,308

Total Investments (Cost — $1,356,533,308*) — 98.7%		1,356,533,308
Other Assets Less Liabilities — 1.3%		18,348,133

Net Assets — 100.0%		$1,374,881,441

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	39

Schedule of Investments (concluded)	MuniCash

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period Ended

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,356,533,308	—	$1,356,533,308

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $32,178 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

40	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	MuniFund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.6%
Auburn University RB Series 2012A MB, 5.00%, 6/01/16	$1,700	$1,706,918
Huntsville IDRB (Brown Precision Project) Series 2009 VRDN (Federal Home Loan Bank LOC), 0.44%, 5/06/16 (a)	4,000	4,000,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011A VRDN (National Australia Bank Ltd. LOC), 0.42%, 5/06/16 (a)	3,110	3,110,000
Mobile Downtown Redevelopment Authority RB (Austal USA LLC Project) Series 2011B VRDN (Australia & New Zealand Banking Group Ltd. LOC), 0.42%, 5/06/16 (a)	3,900	3,900,000
Taylor-Ryan Improvement District RB (Various Improvement Project) Series 2005 VRDN (Federal Home Loan Bank LOC), 0.41%, 5/06/16 (a)	10,000	10,000,000
Tuscaloosa County Port Authority RB (Gulf Opportunity Zone — Tuscaloosa Project) Series 2007 VRDN (Federal Home Loan Bank LOC), 0.45%, 5/06/16 (a)	4,305	4,305,000

		27,021,918
Alaska — 0.3%
Borough of North Slope GO Series 2015A MB, 2.00%, 6/30/16	5,700	5,716,667
Arizona — 0.6%
Mesa GO Series 2015 MB, 4.75%, 7/01/16	2,250	2,266,785
Phoenix Civic Improvement Corp. RB Series 2014 MB, 4.00%, 7/01/16	500	502,964
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.43%, 5/06/16 (a)	7,625	7,625,000

		10,394,749
Arkansas — 0.0%
Fayetteville RB Series 2015 MB, 2.00%, 11/01/16	300	302,243
California — 9.4%
California GO Series 2015 MB, 2.00%, 8/01/16	16,470	16,543,962
California GO Series B1 VRDN (Mizuho Bank Ltd. LOC), 0.40%, 5/06/16 (a)	6,300	6,300,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 5/06/16 (a)	7,300	7,300,000
California Municipal Finance Authority RB (Chevron USA Inc. Project) Series 2010A VRDN, 0.23%, 5/02/16 (a)	14,575	14,575,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd. LOC), 0.28%, 5/02/16 (a)	18,200	18,200,000
California Pollution Control Financing Authority RB Series 1996F VRDN (TD Bank N.A. LOC), 0.28%, 5/03/16 (a)	4,400	4,400,000
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	2,515	2,532,258
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	7,645	7,645,000
East Side Union High School District GO Municipal Trust Receipts Floaters Series 2010-3171 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.50%, 5/06/16 (a)(b)(c)	15,000	15,000,000

Municipal Bonds	Par (000)	Value
California (continued)
El Dorado Irrigation District / El Dorado County Water Agency RB Series 2008A VRDN (Citibank N.A. LOC), 0.41%, 5/06/16 (a)	$12,100	$12,100,000
Metropolitan Water District of Southern California RB Series 2015A-2 VRDN, 0.36%, 5/06/16 (a)	8,800	8,800,000
Metropolitan Water District of Southern California Waterworks RB Series 2015A-1 VRDN, 0.36%, 5/06/16 (a)	25,400	25,400,000
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.37%, 5/06/16 (a)	4,100	4,100,000
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.39%, 5/06/16 (a)	2,000	2,000,000
San Diego Unified School District GO Series 2015A MB, 2.00%, 6/30/16	9,600	9,627,108
University of California RB Series 2013AL-4 VRDN, 0.36%, 5/06/16 (a)	3,300	3,300,000

		157,823,328
Colorado — 2.3%
Colorado HFA RB Series 2006-1A2 VRDN (Federal Home Loan Bank SBPA), 0.43%, 5/06/16 (a)	160	160,000
Denver City & County School District #1 Clipper Tax-Exempt Certificate Trust GO Series 2005A-2009-57 VRDN (State Street Bank & Trust Co. SBPA), 0.44%, 5/06/16 (a)(b)(c)	35,240	35,240,000
Parker Automotive Metropolitan District GO Series 2005 VRDN (U.S. Bank N.A. LOC), 0.43%, 5/06/16 (a)	780	780,000
Sheridan Redevelopment Agency Tax Allocation RB (South Santa Fe Drive Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. LOC), 0.46%, 5/06/16 (a)	2,325	2,325,000

		38,505,000
Connecticut — 1.5%
Connecticut Health and Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0247 VRDN (Bank of America N.A. Liquidity Facility), 0.07%, 5/06/16 (a)(b)(c)	2,636	2,636,000
Connecticut Housing Finance Authority RB Series 2015 C-3 VRDN (Royal Bank of Canada LOC), 0.40%, 5/06/16 (a)	5,500	5,500,000
Connecticut RB Series 2006 MB, 5.00%, 7/01/16	1,100	1,108,762
Connecticut Special Tax Revenue RB Series 2014A MB, 3.00%, 9/01/16	1,500	1,513,513
Milford GO Series 2015 MB, 2.00%, 11/01/16	220	221,922
Milford GO Series 2015B BAN, 1.00%, 11/07/16	1,380	1,385,072
Naugatuck GO Series 2015 MB, 2.00%, 9/15/16	115	115,683
Plainville GO Series 2015 BAN, 2.00%, 5/18/16	500	500,395
Torrington GO Series 2015 BAN, 2.00%, 9/15/16	2,000	2,012,308
Trumbull GO Series 2015 BAN, 1.50%, 9/01/16	9,520	9,557,613

		24,551,268

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	41

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Delaware — 0.3%
Delaware County GO Series 2011 MB, 5.00%, 7/01/16	$3,710	$3,739,682
Delaware Economic Development Authority RB (Kentmere Nursing Care Project) Series 2006 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	1,285	1,285,000

		5,024,682
Florida — 3.9%
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3286 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.47%, 5/06/16 (a)(b)(c)	10,305	10,305,000
Broward County RB Municipal Trust Receipts Floaters (Civic Arena Project) Series 2010-3287 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.47%, 5/06/16 (a)(b)(c)	4,830	4,830,000
Escambia County Health Facilities Authority RB (Azalea Trace Inc. Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.31%, 5/02/16 (a)	6,290	6,290,000
JEA Water & Sewer System RB Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.44%, 5/06/16 (a)	12,900	12,900,000
Miami-Dade County RB Municipal Trust Receipts Floaters Series 2011-3271 VRDN (AGM Insurance, Morgan Stanley Bank SBPA), 0.47%, 5/06/16 (a)(b)(c)	10,395	10,395,000
South Miami Health Facilities Authority RB Municipal Trust Receipts Floaters Series 2008-2749 VRDN (Morgan Stanley Bank SBPA), 0.47%, 5/06/16 (a)(b)(c)	21,000	21,000,000

		65,720,000
Georgia — 1.4%
Gainesville & Hall County Development Authority RB (Senior Living Facility — Lanier Village Project) Series 2003B VRDN (TD Bank N.A. LOC), 0.31%, 5/02/16 (a)	17,890	17,890,000
Georgia GO MB, 5.75%, 8/01/16	5,555	5,632,687

		23,522,687
Hawaii — 0.3%
Hawaii GO Series 2009DT MB, 5.00%, 11/01/16	4,575	4,682,810
Illinois — 3.3%
Illinois Finance Authority RB (Center on Deafness Project) Series 2008 VRDN (BMO Harris Bank N.A. LOC), 0.42%, 5/06/16 (a)	1,500	1,500,000
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2009A-1 VRDN (JPMorgan Chase Bank SBPA), 0.30%, 5/02/16 (a)	2,800	2,800,000
Illinois Finance Authority RB (Northwestern Memorial Hospital) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 5/06/16 (a)	33,000	33,000,000
Illinois Finance Authority RB (Planned Parenthood Project) Series 2007A VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 5/06/16 (a)	5,250	5,250,000
Illinois Finance Authority RB Municipal Trust Receipts Floaters Series 2011-4702 VRDN (Bank of America N.A. SBPA), 0.58%, 5/06/16 (a)(b)(c)	8,690	8,690,000
Illinois Finance Authority RB Series 2009 VRDN (Wells Fargo Bank N.A. SBPA), 0.28%, 5/02/16 (a)	3,800	3,800,000

		55,040,000

Municipal Bonds	Par (000)	Value
Indiana — 0.8%
Fort Wayne RB (University of St. Francis Project) Series 2008 VRDN (JPMorgan Chase Bank N.A. LOC), 0.43%, 5/06/16 (a)	$1,580	$1,580,000
Indiana State Financing Authority Hospital RB (Indiana University Health Project) RBC Municipal Products Inc. Trust Series 2011L VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.43%, 5/06/16 (a)(b)(c)	9,500	9,500,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.61%, 5/06/16 (a)(b)(c)	2,600	2,600,000

		13,680,000
Iowa — 4.5%
Black Hawk County GO Series 2015A MB, 2.00%, 6/01/16	250	250,292
Black Hawk County GO Series 2015B MB, 2.00%, 6/01/16	975	976,402
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.46%, 5/06/16 (a)	67,580	67,580,000
Iowa Finance Authority RB 2015 VRDN (Federal Home Loan Bank SBPA), 0.42%, 5/06/16 (a)	7,325	7,325,000

		76,131,694
Kansas — 0.3%
Burlington Environmental Improvement RB Series 2007B (Power & Light Project) VRDN (JPMorgan Chase Bank N.A. LOC), 0.43%, 5/06/16 (a)	4,400	4,400,000
Louisiana — 4.1%
Louisiana GO Series 2006B MB, 5.00%, 7/15/16	100	100,928
Louisiana Housing & Finance Authority RB (Walmsley Multi-Family Housing Project) Series 2004 VRDN (Fannie Mae Guaranty), 0.51%, 5/06/16 (a)	4,625	4,625,000
Louisiana Local Government Environmental Facilities Community Development Authority RB (BASF Corp. Project) Series 2000B VRDN, 0.45%, 5/06/16 (a)	7,500	7,500,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008A VRDN, 0.30%, 5/02/16 (a)	28,000	28,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2008B VRDN, 0.39%, 5/06/16 (a)	12,000	12,000,000
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.39%, 5/06/16 (a)	15,100	15,100,000
Louisiana RB (1-49 South Project) Series 2015 MB, 1.00%, 9/01/16	1,220	1,222,645

		68,548,573
Maine — 0.4%
Maine Municipal Bond Bank RB Series 2015 D MB, 2.00%, 11/01/16	6,930	6,988,793
Maine Municipal Bond Bank RB Series 2015 MB, 2.00%, 11/01/16	500	504,253

		7,493,046
Maryland — 5.7%
Anne Arundel County RB (Mountain Ridge Apartments Project) Series 1996 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	2,605	2,605,000

See Notes to Financial Statements.

42	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Maryland (continued)
Baltimore County RB (Odyssey School Facility Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.41%, 5/06/16 (a)	$1,375	$1,375,000
Baltimore RB (Wastewater System Improvement Project) Series 2013A MB, 5.00%, 7/01/16	500	503,931
Baltimore RB (Wastewater System Project) Series 2006C MB, 5.00%, 7/01/16	905	912,241
Frederick County RB (Homewood, Inc. Facility Project) Series 1997 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	9,450	9,450,000
Howard County RB (Bluffs Hawthorne Project) Series 1995 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	1,960	1,960,000
Howard County RB (Lorien at Elkridge Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	7,910	7,910,000
Howard County RB (Meadowridge III Facility Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	8,480	8,480,000
Maryland GO Series 2006 MB, 5.00%, 8/01/16	530	536,011
Maryland Health & Higher Educational Facilities Authority RB Series 2008 ROCS-RR-II-R-11415 VRDN (Citibank N.A. Liquidity Facility), 0.61%, 5/06/16 (a)(b)(c)	4,020	4,020,000
Montgomery County GO Series 2009B TECP (JPMorgan Chase Bank N.A. SBPA), 0.45%, 6/02/16	39,200	39,200,000
Montgomery County GO Series B TECP (State Street Bank & Trust Co. SBPA), 0.45%, 6/02/16	7,100	7,100,000
Montgomery County GO Series 2013A MB, 5.00%, 11/01/16	1,290	1,320,206
Montgomery County RB (Imagination Stage, Inc. Facilities Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	815	815,000
Washington County RB (Homewood Williamsport Facility Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	90	90,000
Washington County RB (Homewood Williamsport Facility Project) Series 2011 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	8,865	8,865,000

		95,142,389
Massachusetts — 5.1%
Commonwealth of Massachusetts GO Series 2006D MB, 4.75%, 8/01/16	100	101,113
Commonwealth of Massachusetts GO Series 2015B MB, 2.00%, 5/25/16	16,100	16,119,403
Massachusetts Bay Transportation Authority RB Series 2010A-7 VRDN 7 Month Window, 0.50%, 11/25/16 (a)	14,860	14,860,000
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.45%, 5/06/16 (a)(b)(c)	8,000	8,000,000
Massachusetts Development Finance Agency RB (Partners Healthcare Project) Series 2011K-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	6,550	6,550,000

Municipal Bonds	Par (000)	Value
Massachusetts (continued)
Massachusetts Health & Educational Facilities Authority RB Series P-2 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.39%, 5/06/16 (a)	$3,000	$3,000,000
Massachusetts Water Resources Authority RB Series 2008E VRDN (JPMorgan Chase Bank N.A. SBPA), 0.45%, 5/06/16 (a)	8,600	8,600,000
Melrose GO Series 2015 BAN, 1.50%, 11/11/16	3,800	3,823,271
Town of Auburn GO Series 2015 MB: 1.00%, 9/15/16	2,842	2,849,012
Town of Dracut GO Series 2015 BAN, 1.50%, 8/18/16	1,665	1,670,788
Town of Uxbridge GO Series 2015 BAN, 1.00%, 8/19/16	2,045	2,048,980
University of Massachusetts Building Authority RB Series 2011-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	14,310	14,310,000
Westfield GO Series 2015 MB, 2.00%, 8/01/16	565	567,422
Worcester GO Series 2014 MB, 5.00%, 11/01/16	1,960	2,005,887

		85,093,573
Michigan — 0.0%
Ann Arbor MI Sewage Disposal System Revenue RB Series 2013 MB, 2.00%, 7/01/16	500	501,421
Minnesota — 0.1%
Minnesota GO Series 2011A MB, 5.00%, 10/01/16	2,520	2,569,751
Mississippi — 2.3%
County of Jackson RB Series 1993 VRDN, 0.25%, 5/02/16 (a)	7,850	7,850,000
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2010-I VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	31,550	31,550,000

		39,400,000
Missouri — 0.4%
Missouri Highway & Transportation Commission RB Series 2007 MB, 5.00%, 5/01/16	1,005	1,005,088
Springfield MO Public Utility Revenue RB Series 2015 MB, 5.00%, 8/01/16	1,100	1,113,161
St. Louis IDA (Mid-America Transplant Services Project) RB Series 2013 VRDN (BMO Harris Bank N.A. LOC), 0.27%, 5/02/16 (a)	4,300	4,300,000

		6,418,249
Nevada — 0.6%
Clark County RB VRDN (MUFG Union Bank N.A. LOC), 0.41%, 5/06/16 (a)	9,300	9,300,000
New Jersey — 0.4%
New Jersey Educational Facilities Authority RB Series 2010B MB, 5.00%, 7/01/16	180	181,434
New Jersey Environmental Infrastructure Trust RB Series 2012A-R MB, 3.13%, 9/01/16	520	524,884
Somerset County GO Series 2015 MB, 2.00%, 7/15/16	1,255	1,259,378
Township of River Vale GO Series 2015 BAN, 1.50%, 8/12/16	3,841	3,852,620
Woodbridge Township GO Series 2015 MB, 2.00%, 7/01/16	500	501,344

		6,319,660

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	43

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
New York — 12.4%
City of New York GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.41%, 5/06/16 (a)	$13,100	$13,100,000
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.28%, 5/02/16 (a)	10,000	10,000,000
Metropolitan Transportation Authority RB Series 2005E-1 VRDN, 0.29%, 5/02/16 (a)	4,680	4,680,000
New York City GO Series 2013D-4 VRDN (TD Bank N.A. LOC), 0.28%, 5/02/16 (a)	5,100	5,100,000
New York City Housing Development Corp. RB Series 2013B-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	12,850	12,850,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.28%, 5/02/16 (a)	23,800	23,800,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2003A-4 VRDN (TD Bank N.A. SBPA), 0.28%, 5/02/16 (a)	26,150	26,150,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2012A-4 VRDN (Northern Trust SBPA), 0.28%, 5/02/16 (a)	2,900	2,900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014A-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.25%, 5/02/16 (a)	36,880	36,880,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2014C MB, 3.00%, 11/01/16	575	582,710
New York City Transitional Finance Authority Future Tax Secured Revenue RB Series 2015E-3 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.32%, 5/02/16 (a)	3,000	3,000,000
New York City Water & Sewer System RB VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.40%, 5/06/16 (a)	20,000	20,000,000
New York City Water & Sewer System RB Series 2008-BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.37%, 5/06/16 (a)	3,400	3,400,000
New York City Water & Sewer System RB Series 2010DD-1 VRDN (TD Bank N.A. SBPA), 0.28%, 5/02/16 (a)	10,000	10,000,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	900	900,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	32,680	32,680,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	2,000	2,000,000

		208,022,710
North Carolina — 5.0%
Carolinas Healthcare System Tender Option Bond Trust Receipts/Certificates RB Series 2016X VRDN (Bank of America N.A. SBPA), 0.41%, 5/06/16 (a)(b)(c)	10,650	10,650,000
Charlotte RB Series 2013G VRDN (Wells Fargo Bank N.A. SBPA), 0.38%, 5/06/16 (a)	15,750	15,750,000
Charlotte COP Series 2015B MB, 2.00%, 6/01/16	1,980	1,982,762
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007C VRDN (JPMorgan Chase Bank SBPA), 0.42%, 5/06/16 (a)	1,970	1,970,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
Davie County GO Series 2015 MB, 3.00%, 5/01/16	$2,285	$2,285,113
Mecklenburg County GO (WVRDB Refunding Project) Series 2009D VRDN 7 Month Window, 0.66%, 11/25/16 (a)	15,835	15,835,000
North Carolina Educational Facilities Finance Agency RB (Duke University Project) Series 1 VRDN, 0.37%, 5/06/16 (a)	8,415	8,415,000
North Carolina Infrastructure Finance Corp COP Series 2006A MB, 5.00%, 6/01/16	300	301,195
North Carolina Medical Care Commission Hospital RB (Moses Cone Health System Project) Series 2001B VRDN (BMO Harris Bank N.A. SBPA), 0.28%, 5/02/16 (a)	20,435	20,435,000
North Carolina RB Series 2011C MB, 5.00%, 5/01/16	3,440	3,440,305
Raleigh RB VRDN, 0.66%, 11/25/16 (a)	3,540	3,540,000

		84,604,375
Ohio — 2.5%
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.30%, 5/02/16 (a)	14,460	14,460,000
American Municipal Power Inc. RB Series 2016 MB, 1.25%, 5/02/17	1,000	1,005,010
American Municipal Power RB Series 2016 MB, 1.25%, 4/27/17	550	552,733
Hamilton Electric System Revenue RB Series 2015 MB, 0.43%, 9/27/16	14,400	14,400,000
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	2,870	2,881,045
Oakwood GO Series 2015 MB, 1.38%, 9/22/16	1,522	1,525,475
Ohio Air Quality Development Authority RB Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.41%, 5/06/16 (a)	5,000	5,000,000
Ohio State University GO Series 2014B-1 VRDN, 0.39%, 5/06/16 (a)	2,000	2,000,000

		41,824,263
Oklahoma — 3.4%
Oklahoma Turnpike Authority RB Series F VRDN (JPMorgan Chase Bank N.A. SBPA), 0.30%, 5/02/16 (a)	43,900	43,900,000
RBC Municipal Products, Inc. Trust RB Floaters Series 2012 E-37 VRDN (Royal Bank of Canada LOC), 0.43%, 5/06/16 (a)(b)(c)	5,100	5,100,000
Tulsa County Tender Option Bond Trust Receipts/Certificates RB Series 2016-XF0390 VRDN (Bank of America N.A. SBPA), 0.41%, 5/06/16 (a)(b)(c)	8,092	8,092,000

		57,092,000
Oregon — 0.5%
Oregon GO Series 2015A MB, 2.00%, 9/15/16	7,700	7,750,545
Pennsylvania — 3.3%
Lancaster County Hospital Authority RB (Luthercare Project) Series 2010 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	9,715	9,715,000
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.44%, 5/06/16 (a)(b)	8,900	8,900,000
Philadelphia GO Series 2009B VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	17,800	17,800,000

See Notes to Financial Statements.

44	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (continued)	MuniFund

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Philadelphia PA GO Series 2016A MB, 2.00%, 6/30/16	$14,000	$14,039,353
Southcentral General Authority RB (Homewood Hanover Project) Series 2003 VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	4,145	4,145,000

		54,599,353
Tennessee — 0.1%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.45%, 5/06/16 (a)	2,530	2,530,000
Texas — 13.9%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.51%, 5/06/16 (a)(b)(c)	7,400	7,400,000
Garland RB Series TECP (Sumitomo Mitsui Bank Corp. LOC), 0.46%, 6/02/16	10,000	10,000,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System Project) Series 2008A-2 VRDN, 0.28%, 5/02/16 (a)	11,975	11,975,000
Harris County Health Facilities Development Corp. RB (Methodist Hospital System) Series A-1 VRDN, 0.28%, 5/02/16 (a)	12,500	12,500,000
Pharr San Juan Alamo Independent School District GO Series 2016 MB, 1.00%, 8/01/16	595	596,076
Port of Arthur Navigation District Industrial Development Corp. RB (Total Petrochemicals Project) Series 2012 VRDN (Total S.A. Credit Agreement), 0.45%, 5/06/16 (a)	24,300	24,300,000
Port of Arthur Navigation District RB (Atofina Project) Series 2002C VRDN (Total Petrochemicals USA, Inc. Corporate Underlier), 0.45%, 5/06/16 (a)	1,500	1,500,000
San Antonio RB Series A TECP (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.57%, 6/01/16	16,200	16,200,000
San Antonio Electric & Gas RB Series A TECP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.55%, 6/03/16	20,000	20,000,000
San Antonio Electric & Gas RB Series B TECP (State Street Bank & Trust Co. Liquidity Facility), 0.45%, 6/01/16	30,000	30,000,000
San Marcos GO Series 2015 MB, 1.00%, 8/15/16	1,270	1,272,656
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.42%, 5/06/16 (a)	14,680	14,680,000
Tarrant County Cultural Education Facility Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0013 VRDN (Bank of America N.A. SBPA), 0.43%, 5/06/16 (a)(b)(c)	5,795	5,795,000
Texas Water Development Board RB Series 2013A MB, 5.00%, 7/15/16	750	757,393
University of Texas Board of Regents GO TECP, 0.41%, 5/24/16	15,000	15,000,000
University of Texas GO Series TECP: 0.45%, 5/26/16	11,000	11,000,000

		232,976,125

Municipal Bonds	Par (000)	Value
Utah — 3.7%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.39%, 5/06/16 (a)	$46,600	$46,600,000
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2003D VRDN (IHC Health Guaranty), 0.27%, 5/02/16 (a)	12,200	12,200,000
Utah GO Series 2015-XF2180 VRDN (Morgan Stanley Bank N.A.SBPA), 0.47%, 5/06/16 (a)(b)	3,050	3,050,000

		61,850,000
Virginia — 1.2%
Fairfax County GO Series 2013A MB, 5.00%, 10/01/16	4,820	4,915,364
Hampton Roads Sanitation District RB Series 2016 B VRDN, 0.38%, 5/06/16 (a)	14,400	14,400,000
Virginia Resources Authority RB Series 2008 MB, 5.00%, 10/01/16	500	509,957

		19,825,321
Washington — 0.7%
Chelan County Public Utility District No. 1 RB Eclipse Funding Trust Series 2007C-0047 VRDN (U.S. Bank N.A. LOC, U.S. Bank N.A. SBPA), 0.41%, 5/06/16 (a)(b)(c)	11,310	11,310,000
Energy Northwest Washington Electric RB (Project No. 1) Series 2006A MB, 5.00%, 7/01/16	750	756,057

		12,066,057
Wisconsin — 0.9%
Wisconsin Health & Educational Facilities Authority RB (Oakwood Village Project) Series 2000B VRDN (BMO Harris Bank N.A. LOC), 0.41%, 5/06/16 (a)	3,920	3,920,000
Wisconsin Housing & Economic Development Authority RB Series 2015C VRDN (Royal Bank of Canada SBPA), 0.43%, 5/06/16 (a)	5,500	5,500,000
Wisconsin Housing & Economic Development Authority RB Series 2016C VRDN (Royal Bank of Canada SBPA), 0.43%, 5/06/16 (a)	6,500	6,500,000

		15,920,000
Wyoming — 1.0%
Uinta County RB (Chevron USA Inc. Project) Series 1 VRDN (Chevron Corp. Guaranty), 0.25%, 5/02/16 (a)	16,000	16,000,000
Total Municipal Bonds — 98.2%		1,648,364,457

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	45

Schedule of Investments (concluded)	MuniFund

Closed-End Investment Companies (a)(b)	Par (000)	Value
California — 0.2%
Nuveen California AMT-Free Municipal Income Fund GO Series 4 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	$2,500	$2,500,000
New York — 1.1%
Nuveen New York AMT-Free Municipal Income Fund GO Series 1 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	8,700	8,700,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 2 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	7,600	7,600,000
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	1,800	1,800,000

		18,100,000

Closed-End Investment Companies (a)(b)	Par (000)	Value
Ohio — 0.4%
Nuveen AMT-Free Municipal Income Fund GO Series 2-1309 VRDP (Citibank N.A. LOC), 0.49%, 5/06/16	$6,900	$6,900,000
Total Closed-End Investment Companies — 1.7%		27,500,000
Total Investments (Cost — $1,675,864,457*) — 99.9%		1,675,864,457
Other Assets Less Liabilities — 0.1%		2,187,538

Net Assets — 100.0%		$1,678,051,995

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,675,864,457	—	$1,675,864,457

[1]	See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $1,245,419 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

46	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	California Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.2%
Bay Area Toll Authority Toll Bridge RB (San Francisco Bay Area Project) RB Series 2008E-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.38%, 5/06/16 (a)	$1,595	$1,595,000
Bay Area Toll Authority Toll Bridge Tender Option Bond Trust Receipts/Certificates RB Series 2016-XG0019 VRDN (Bank of America N.A. SBPA), 0.43%, 5/06/16 (a)(b)(c)	1,750	1,750,000
California Community College Fund RB Series 2016A, 2.00%, 6/30/16	1,590	1,594,280
California Department of Water RB Series 2010M MB, 5.00%, 5/01/16	8,750	8,750,740
California Department of Water RB Series 2010M MB, 4.00%, 5/01/16	5,865	5,865,398
California Department of Water Resources RB Series 2010L TECP, 5.00%, 5/01/16	500	500,043
California Department of Water Resources RB Series 3-A-2 TECP (Bank of Montreal SBPA), 0.45%, 5/05/16	6,185	6,185,000
California Educational Facilities Authority RB Series 2016A Notes, 2.00%, 6/30/16	1,800	1,804,935
California Finance Authority RB (Sharp Chula Medical Center Project) Series 2009A VRDN (Bank of America N.A. LOC), 0.40%, 5/06/16 (a)	13,000	13,000,000
California GO (Daily Kindergarten University Project) Series 2004A-3 VRDN (State Street Bank & Trust Co. LOC, CalSTRS LOC), 0.22%, 5/02/16 (a)	1,700	1,700,000
California GO Series 2003A-3 VRDN (Bank of Montreal LOC), 0.23%, 5/02/16 (a)	3,000	3,000,000
California GO Series 2004B-2 VRDN (Citibank N.A. LOC), 0.24%, 5/02/16 (a)	1,400	1,400,000
California GO Series 2005A-2-1 VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.40%, 5/06/16 (a)	1,100	1,100,000
California GO Series 2005A-3 VRDN (Mizuho Bank Ltd. LOC), 0.40%, 5/06/16 (a)	1,000	1,000,000
California GO Series 2010A1-2 VRDN (Royal Bank of Canada LOC), 0.40%, 5/06/16 (a)	5,400	5,400,000
California GO Series B1 VRDN (Mizuho Bank Ltd. LOC), 0.40%, 5/06/16 (a)	7,000	7,000,000
California GO Series B-7 VRDN (JPMorgan Chase Bank N.A. LOC), 0.23%, 5/02/16 (a)	2,000	2,000,000
California Health Facilities Financing Authority RB (Catholic Healthcare West Project) Series 1988B VRDN (JPMorgan Chase Bank N.A. LOC), 0.47%, 5/06/16 (a)	1,000	1,000,000
California Health Facilities Financing Authority RB (Children’s Hospital Project) Series 2009B VRDN (US Bank N.A. LOC), 0.41%, 5/06/16 (a)	1,500	1,500,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2008B VRDN (Wells Fargo Bank N.A. LOC), 0.39%, 5/06/16 (a)	9,500	9,500,000
California Health Facilities Financing Authority RB (Scripps Health Project) Series 2010B VRDN (JPMorgan Chase Bank N.A. LOC), 0.37%, 5/06/16 (a)	700	700,000
California Health Facilities Financing Authority RB (Stanford Hospital Clinics Project) Series 2012C VRDN 7 Month Window, 0.56%, 11/25/16 (a)	3,000	3,000,000
California Health Facilities Financing Authority RB RBC Municipal Products, Inc. Trust Series 2011-21 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.43%, 5/03/16 (a)(b)	8,900	8,900,000

Municipal Bonds	Par (000)	Value
California (continued)
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.51%, 5/06/16 (a)(b)(c)	$830	$830,000
California Housing Finance Agency RB Series 2001F VRDN (Citibank N.A. SBPA), 0.41%, 5/06/16 (a)	3,000	3,000,000
California Infrastructure & Economic Development Bank RB (Pacific Gas & Electric Co. Project) Series 2009D VRDN (Sumitomo Mitsui Banking Corp. LOC), 0.27%, 5/02/16 (a)	1,200	1,200,000
California Municipal Finance Authority RB (Copper Square Apartments LP Project) Series A-1 VRDN (Federal Home Loan Bank LOC), 0.40%, 5/06/16 (a)	200	200,000
California Pollution Control Financing Authority PCRB (Air Products & Chemicals Project) Series 1997B VRDN, 0.28%, 5/02/16 (a)	7,000	7,000,000
California Pollution Control Financing Authority RB Series 1996C VRDN (Mizuho Bank Ltd. LOC), 0.28%, 5/02/16 (a)	12,800	12,800,000
California State Health Facilities Financing Authority RB (Providence Health Service Project) Series 2009-4646 VRDN (Bank of America N.A. SBPA), 0.42%, 5/06/16 (a)(b)	7,700	7,700,000
California Statewide Communities Development Authority RB Series 2008A VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/02/16 (a)	4,490	4,490,000
California Statewide Communities Development Authority RB Series 2014 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.42%, 5/06/16 (a)	1,800	1,800,000
California Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF2171 VRDN (Citibank N.A. Liquidity Facility), 0.44%, 5/06/16 (a)(b)(c)	800	800,000
City & County of San Francisco RB (Moscone Center Improvements Project) Series 2013A MB, 5.00%, 9/01/16	1,000	1,014,731
Cupertino Unified School District Tender Option Bond Trust Receipts/Certificates GO Series 2016-XF0287 VRDN (Bank of America N.A. SBPA), 0.09%, 5/06/16 (a)(b)(c)	4,400	4,400,000
Desert Community College District GO Series 2016 MB, 2.00%, 8/01/16	300	301,179
Downey Unified School District GO Series 2015A MB, 3.00%, 8/01/16	400	402,766
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	2,300	2,300,000
Eastern Municipal Water District RB Series 2014C VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	8,000	8,000,000
Eastern Municipal Water District RB Series 2015-2013A Mandatory Put Bonds, 0.46%, 7/11/16	4,900	4,900,000
El Camino Community College GO Series 2016 MB, 2.00%, 8/01/16	2,505	2,515,069
El Monte Union High School District GO Series 2016 MB, 2.00%, 6/01/16	1,020	1,021,374
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.51%, 5/06/16 (a)(b)(c)	1,505	1,505,000
Fresno Unified School District GO Series 2015E MB, 2.00%, 8/01/16	1,145	1,149,911

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	47

Schedule of Investments (continued)	California Money Fund

Municipal Bonds	Par (000)	Value
California (continued)
Lancaster School District GO Series 2015-A MB, 2.00%, 6/30/16	$3,600	$3,610,317
Los Angeles County Housing Authority RB (Lincoln Malibu Meadows II Project) Series 2015C VRDN (Fannie Mae Insurance/Fannie Mae Liquidity Agent), 0.39%, 5/06/16 (a)	5,799	5,799,000
Los Angeles County Metropolitan Transportation Authority RB Series 2010B MB, 5.00%, 6/01/16	625	627,399
Los Angeles County Metropolitan Transportation Authority RB Series 2013-A MB, 5.00%, 7/01/16	930	937,223
Los Angeles Department of Water & Power RB Series 2001 VRDN (Barclays Bank PLC SBPA), 0.40%, 5/06/16 (a)	1,300	1,300,000
Los Angeles Department of Water & Power RB Series 2001B-3 VRDN (Bank of America N.A. SBPA), 0.23%, 5/02/16 (a)	5,800	5,800,000
Los Angeles Department of Water & Power RB Series 2002A-1 VRDN (Bank of America N.A. SBPA), 0.20%, 5/02/16 (a)	1,500	1,500,000
Los Angeles Department of Water & Power RB Series A-2 VRDN (Citibank N.A. SBPA), 0.20%, 5/02/16 (a)	1,500	1,500,000
Los Angeles MB Series 2016 A-3 MB, 2.00%, 6/30/16	500	501,330
Manteca Unified School District GO Series 2015A MB, 4.00%, 8/01/16	1,865	1,882,174
Metropolitan Water District of Southern California Waterworks RB Series 2005A-1 VRDN, 0.36%, 5/06/16 (a)	1,510	1,510,000
Moorpark Unified School District GO Series 2016 MB, 2.00%, 6/30/16	1,650	1,654,729
Northern California Power Agency RB (Lodi Energy Project) Series 2010A MB, 5.00%, 6/01/16	350	351,329
Oakland Joint Powers Financing Authority RB Series 2001A VRDN (Citibank N.A. LOC), 0.41%, 5/06/16 (a)	565	565,000
Orange County RB Series 2016A VRDN, 0.41%, 5/06/16 (a)	900	900,000
Otay Water District RB Series 2016 MB, 2.00%, 9/01/16	1,200	1,205,508
Palomar California Community College District Tender Option Bond Trust Receipts/Certificates GO Series 2015-XF0137 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.44%, 5/06/16 (a)(b)(c)	1,300	1,300,000
Regents of the University of California Medical Center Pooled Revenue RB Series 2007B-1 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 5/02/16 (a)	1,200	1,200,000
Riverside County RB Series 2015D MB, 2.00%, 10/12/16	10,000	10,075,918
Riverside County Transportation Commission RB Series 2009B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.37%, 5/06/16 (a)	9,870	9,870,000
Sacramento County Sanitation Districts Financing Authority RB Series 2006 MB, 5.00%, 6/01/16	3,300	3,351,706
Sacramento Municipal Utility District RB Series 2008K VRDN (Bank of America N.A. LOC), 0.39%, 5/06/16 (a)	8,000	8,000,000
Sacramento Transportation Authority RB Series 2015 VRDN (Mizuho Bank Ltd. SBPA), 0.37%, 5/06/16 (a)	800	800,000
San Benito High School District GO Series 2015 MB, 4.00%, 8/01/16	300	302,755

Municipal Bonds	Par (000)	Value
California (continued)
San Diego County Regional Transportation Commission RB Series 2008C VRDN (Mizuho Corporate Bank SBPA), 0.39%, 5/06/16 (a)	$3,000	$3,000,000
San Diego County School Districts GO MB, 2.00%, 6/30/16	10,000	10,027,066
San Diego Public Facilities Financing Authority Sewer Revenue RB Series 2009B MB, 5.00%, 5/15/16	500	500,897
San Diego Water Authority RB TECP, 0.48%, 5/11/16	5,000	5,000,000
San Jose Unified School District GO Series 2016 MB, 2.00%, 8/01/16	690	692,938
San Rafael Redevelopment Agency RB Series 2001A VRDN (Citibank N.A. LOC), 0.41%, 5/06/16 (a)	1,500	1,500,000
Santa Clara Valley Transportation Authority RB Series 2008C VRDN (Sumitomo Mitsui Banking Corp. SBPA), 0.37%, 5/06/16 (a)	2,200	2,200,000
Southern California Public Power Authority RB (Mead-Adelanto Project) Series 2012A MB, 5.00%, 7/01/16	345	347,725
Southern California Public Power Authority RB (Southern Transmission Project) Series 2011A MB, 5.00%, 7/01/16	400	403,043
Southern California Public Power Authority RB (Windy Flats Project) Series 2010-1 MB, 3.00%, 7/01/16	500	502,159
University of California RB Series 2013AL-4 VRDN, 0.36%, 5/06/16 (a)	5,200	5,200,000
University of California RB Series AB MB, 5.00%, 5/15/16	1,350	1,352,468
Upland Community Redevelopment Agency RB Series 2007 VRDN (Federal Home Loan Bank LOC, East West Bank LOC), 0.39%, 5/06/16 (a)	2,720	2,720,000
Yosemite Unified School District GO Series 2015A MB, 2.00%, 6/30/16	975	977,797
Total Municipal Bonds — 96.2%		254,543,907

Closed-End Investment Companies (a)(b)
California — 1.9%
Nuveen California AMT-Free Municipal Income Fund GO Series 4 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	5,000	5,000,000
Total Investments (Cost — $259,543,907*) — 98.1%		259,543,907
Other Assets Less Liabilities — 1.9%		4,927,125

Net Assets — 100.0%		$264,471,032

See Notes to Financial Statements.

48	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	California Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$259,543,907	—	$259,543,907
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $77,656 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	49

Schedule of Investments April 30, 2016 (Unaudited)	New York Money Fund
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 94.2%
Babylon Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	$1,300	$1,302,063
Center Moriches Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	700	700,894
City of New York GO Series 2008J-J8 VRDN (Sumitomo Mitsui Bank Corp. LOC), 0.41%, 5/06/16 (a)	5,400	5,400,000
City of New York GO Series 2015B VRDN (Royal Bank of Canada LOC), 0.28%, 5/02/16 (a)	500	500,000
Cold Spring Harbor Central School District GO Series 2014 TAN, 1.50%, 6/28/16	985	986,665
East Moriches Union Free School District GO Series 2015 MB, 1.50%, 6/17/16	1,100	1,101,263
East Rochester Housing Authority RB Series 2008 VRDN (Park Ridge Nursing Home Project) (Manufacturers and Traders Trust Co. LOC), 0.44%, 5/06/16 (a)	5,450	5,450,000
Erie County IDA RB Tender Option Bond Trust Receipts/Certificates Floaters Series 2008- 2015-XF0112 VRDN (JP Morgan Chase Bank N.A. SBPA), 0.47%, 5/01/16 (a)(b)(c)	1,000	1,000,000
Franklin County Civic Development Corp. RB (Alice Hyde Medical Center) Series 2013 VRDN (HSBC Bank USA N.A. LOC), 0.45%, 5/06/16 (a)	1,000	1,000,000
Gorham-Middlesex Central School District GO Series 2015 BAN, 1.50%, 6/21/16	1,030	1,031,225
Maine-Endwell Central School District GO Series 2016 BAN, 1.50%, 7/22/16	500	500,922
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.28%, 5/03/16 (a)	4,400	4,400,000
Nassau Health Care Corp Series 2009 C-2 VRDN (Wells Fargo Bank N.A. LOC), 0.42%, 5/06/16 (a)	1,600	1,600,000
Nassau Health Care Corp. RB Series 2009 VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	2,800	2,800,000
New York City Series 2011D3A VRDN (California Public Employee Retirement LOC), 0.28%, 5/02/16 (a)	1,300	1,300,000
New York City Housing Development Corp. RB Series 2013B-4 VRDN (Wells Fargo Bank N.A. SBPA), 0.39%, 5/06/16 (a)	1,400	1,400,000
New York City Industrial Development Agency RB (Jamaica First PKG LLC Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.39%, 5/06/16 (a)	900	900,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB Sub-Series 2014A-4 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/02/16 (a)	1,600	1,600,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.28%, 5/02/16 (a)	1,500	1,500,000
New York City Water & Sewer System RB Series 2008-BB-1 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.37%, 5/06/16 (a)	600	600,000
New York Dormitory Authority RB (City University of New York Project) Series 2008D VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	2,000	2,000,000
New York Dormitory Authority RB Eagle Trust Receipts Series 2006-0164A VRDN (Citibank N.A. SBPA), 0.45%, 5/06/16 (a)(b)(c)	4,140	4,140,000
New York HFA RB (175 West 60th Street Project) Series 2012 VRDN (Manufacturers and Traders Trust Co. LOC), 0.44%, 5/06/16 (a)	4,800	4,800,000

Municipal Bonds	Par (000)	Value
New York (continued)
New York HFA RB Series 2014A VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 5/06/16 (a)	$1,400	$1,400,000
New York HFA RB Series 2015A VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	1,000	1,000,000
New York HFA RB Series 2015A VRDN (Wells Fargo Bank N.A. LOC), 0.41%, 5/06/16 (a)	1,000	1,000,000
New York Housing Finance Agency RB Series 2003L VRDN (Bank of America N.A. LOC), 0.40%, 5/06/16 (a)	3,000	3,000,000
New York Local Government Assistance Corp. RB Series 2003-4V VRDN (Bank of America N.A. SBPA), 0.42%, 5/06/16 (a)	5,405	5,405,000
New York State Dormitory Authority Northern Westchester Hospital Project Association (Northern Westchester Hospital Project Association) Series 2009 VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	1,500	1,500,000
New York State Energy Research & Development Authority Facility RB (Con Edison Project) Series 2005A-1 VRDN (Mizuho Corporate Bank LOC), 0.40%, 5/06/16 (a)	5,500	5,500,000
New York State HFA RB (Clinton Park Development LLC Project) Series 2010A VRDN (Freddie Mac Liquidity Agreement), 0.40%, 5/06/16 (a)	3,190	3,190,000
New York State Housing Finance Agency 42nd & 10th Associates LLC Series 2010A VRDN, 0.39%, 5/06/16 (a)	2,295	2,295,000
New York State Housing Finance Agency RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.39%, 5/06/16 (a)	10,320	10,320,000
New York State Housing Finance Agency River Terrace Associates LLC (River Terrace Associates LLC) Series 2002A VRDN (Fannie Mae LOC), 0.41%, 5/06/16 (a)	3,000	3,000,000
New York Urban Development Corp. RB Series 2004 VRDN (JP Morgan Bank, SBPA), 0.42%, 5/06/16 (a)	5,870	5,870,000
North Tonawanda GO Series 2015 BAN, 1.25%, 5/05/16	1,040	1,040,076
Pittsford Town GO Series 2015 BAN, 2.00%, 9/08/16	400	402,049
Rensselaer County Civic Facilities IDRB (The Sage Colleges Project) Series 2002A VRDN (Manufacturers and Traders Trust Co. LOC), 0.46%, 5/06/16 (a)	1,100	1,100,000
Saratoga County RB (Saratoga Hospital Project) Series 2014 VRDN (HSBC Bank USA N.A. LOC), 0.45%, 5/06/16 (a)	630	630,000
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16	500	501,742
Sewanhaka Central High School District of Elmont GO Series 2015 TAN, 1.50%, 6/24/16	300	300,460
South Colonie Central School District GO Series 2015 BAN, 1.50%, 7/15/16	755	756,275
Southold Union Free School District GO Series 2015 TAN, 1.50%, 6/28/16	500	500,790
Syracuse IDRB (Syracuse University Project) Series 2008A-2 VRDN (JPMorgan Chase Bank N.A. LOC), 0.31%, 5/02/16 (a)	2,400	2,400,000
Taconic Hills Central School District at Craryville GO Series 2015 BAN, 1.50%, 7/01/16	1,285	1,286,915
Triborough Bridge & Tunnel Authority RB Sub-Series 2005 B-2 VRDN (Wells Fargo Bank N.A. LOC), 0.25%, 5/02/16 (a)	3,670	3,670,000

See Notes to Financial Statements.

50	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Schedule of Investments (concluded)	New York Money Fund

Municipal Bonds	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority Tender Option Bond Trust Receipts/Certificates Series 16XG0004 VRDN (Bank of America N.A. SBPA), 0.44%, 5/06/16 (a)(b)	$700	$700,000
Union Endicott NY Central School District GO Series 2016 BAN, 1.50%, 7/22/16	1,000	1,002,002
Village of Ossining GO Series 2015 MB, 1.50%, 9/30/16	150	150,557
Wappingers Central School District GO Series 2015B BAN, 1.50%, 7/08/16	935	936,483
West Hempstead Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	300	300,450
West Islip Union Free School District GO Series 2015 TAN, 1.50%, 6/24/16	500	500,719
Westchester County IDA Civic Facility RB (Northern Westchester Hospital Association Project) Series 2004 VRDN (TD Bank N.A. LOC), 0.38%, 5/06/16 (a)	2,600	2,600,000
Windsor Central School District GO Series 2015 BAN, 1.50%, 8/19/16	1,000	1,002,686

Municipal Bonds	Par (000)	Value
New York (continued)
Yonkers IDRB (Consumers Union of United States Project) Series 2005 VRDN (JPMorgan Chase Bank N.A. LOC), 0.42%, 5/06/16 (a)	$950	$950,000
Total Municipal Bonds — 94.2%		110,224,236

Closed-End Investment Companies (a)(b)
New York — 5.7%
Nuveen New York AMT-Free Municipal Income Fund GO Series 3 VRDP (Citibank N.A. LOC), 0.47%, 5/06/16	6,700	6,700,000
Total Investments (Cost — $116,924,236*) — 99.9%		116,924,236
Other Assets Less Liabilities — 0.1%		155,153

Net Assets — 100.0%		$117,079,389

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$116,924,236	—	$116,924,236

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $41,961 is categorized as Level 1 within the disclosure hierarchy.

During the period ended April 30, 2016, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	51

Statements of Assets and Liabilities

April 30, 2016 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Assets
Investments at value — unaffiliated[1]	$3,829,723,832	$6,975,834,947	$818,499,952	$74,521,535,924	$17,137,886,006
Repurchase agreements at value — affiliated[2]	—	21,400,000	—	—	—
Repurchase agreements at value — unaffiliated[3]	—	10,365,587,625	208,047,000	4,396,235,000	14,284,230,625
Cash	12,026	126,197,175	385,635	1,356,672	658,546,812
Receivables:
Interest	1,175,083	2,349,297	73,318	30,000,522	37,023,811
Prepaid expenses	53,015	137,414	61,463	278,911	149,724
Other assets	—	—	—	426,319	—

Total assets	3,830,963,956	17,491,506,458	1,027,067,368	78,949,833,348	32,117,836,978

Liabilities
Payables:
Investments purchased	9,997,867	—	—	—	398,356,966
Custodian fees	6,991	101,025	20,212	475,095	168,579
Income dividends	173,339	1,419,044	127,256	12,029,867	1,890,401
Management fees	261,487	1,937,870	36,254	9,265,989	3,337,047
Officer’s and Trustees’ fees	6,688	28,979	4,847	141,605	46,457
Other accrued expenses	11,490	34,312	21,080	122,553	37,282
Printing fees	20,998	22,007	21,065	29,772	18,939
Professional fees	28,523	46,600	36,216	126,274	63,635
Registration fees	—	—	70,883	—	—
Service and distribution fees	19,151	384,102	19,861	1,219,166	417,772
Transfer agent fees	7,277	180,776	36,462	717,755	239,178

Total liabilities	10,533,811	4,154,715	394,136	24,128,076	404,576,256

Net Assets	$3,820,430,145	$17,487,351,743	$1,026,673,232	$78,925,705,272	$31,713,260,722

Net Assets Consist of
Paid-in capital	$3,820,402,682	$17,486,862,733	$1,026,638,873	$78,923,964,307	$31,712,394,109
Undistributed net investment income	1,179	22,099	39,403	18,582	15,813
Undistributed net realized gain (accumulated net realized loss)	26,284	466,911	(5,044)	1,722,383	850,800

Net Assets	$3,820,430,145	$17,487,351,743	$1,026,673,232	$78,925,705,272	$31,713,260,722

[1] Investments at cost — unaffiliated	$3,829,723,832	$6,975,834,947	$818,499,952	$74,521,535,924	$17,137,886,006
[2] Repurchase agreements at cost — affiliated	—	$21,400,000	—	—	—
[3] Repurchase agreements at cost — unaffiliated	—	$10,365,587,625	$208,047,000	$4,396,235,000	$14,284,230,625

See Notes to Financial Statements.

52	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Statements of Assets and Liabilities (continued)

April 30, 2016 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Net Asset Value
Institutional
Net assets	$3,481,842,496	$15,269,128,479	$936,620,389	$71,586,472,560	$26,375,000,027

Shares outstanding[4]	3,481,810,576	15,268,687,478	936,589,045	71,584,520,684	26,374,233,652

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Dollar
Net assets	$269,116,461	$1,579,518,781	$90,052,843	$3,229,116,912	$4,130,273,444

Shares outstanding[4]	269,113,993	1,579,473,126	90,049,828	3,229,028,924	4,130,153,528

Net asset value	$1.00	$1.00	$1.00	$1.00	$1.00

Cash Management
Net assets	46,727,224	$154,005,696	—	$885,542,337	$1,058,995,508

Shares outstanding[4]	46,726,795	154,001,252	—	885,518,637	1,058,964,762

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Cash Reserve
Net assets	629,563	$11,031,824	—	$15,883,393	$69,325,190

Shares outstanding[4]	629,557	11,031,506	—	15,882,960	$69,323,177

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Administration
Net assets	$22,114,401	$304,938,457	—	$3,013,722,035	$25,947,895

Shares outstanding[4]	22,114,199	304,929,652	—	3,013,640,104	25,947,141

Net asset value	$1.00	$1.00	—	$1.00	$1.00

Select
Net assets	—	$164,920,868	—	$184,360,239	$53,718,658

Shares outstanding[4]	—	164,916,108	—	184,355,215	53,717,098

Net asset value	—	$1.00	—	$1.00	$1.00

Private Client
Net assets	—	$3,665,370	—	$9,067,881	—

Shares outstanding[4]	—	3,665,264	—	9,067,634	—

Net asset value	—	$1.00	—	$1.00	—

Premier
Net assets	—	$142,268	—	$1,539,915	—	[5]

Shares outstanding[4]	—	142,264	—	1,539,876	—	[6]

Net asset value	—	$1.00	—	$1.00	$1.00

[4] Unlimited number of shares authorized, no par value.
[5] Net assets end of period are less than $1.
[6] Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	53

Statements of Assets and Liabilities (continued)

April 30, 2016 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Assets
Investments at value — unaffiliated[1]	$19,565,618,663	$1,356,533,308	$1,675,864,457	$259,543,907	$116,924,236
Cash	993	32,178	1,245,419	77,656	41,961
Receivables:
Investments sold	—	19,500,543	—	5,190,132	—
Interest	42,941,032	3,190,750	2,419,076	990,723	182,436
Prepaid expenses	169,511	52,749	66,617	20,408	22,072
Other assets	50,799	—	—	—	—

Total assets	19,608,780,998	1,379,309,528	1,679,595,569	265,822,826	117,170,705

Liabilities
Payables:
Investments purchased	767,034,560	3,835,824	1,005,010	1,205,508	—
Custodian fees	112,886	13,423	14,187	3,206	1,750
Income dividends	1,800,154	169,289	146,277	45,545	16,471
Management fees	2,256,090	171,788	234,573	29,856	12,231
Officer’s and Trustees’ fees	14,196	1,890	3,679	4	637
Other accrued expenses	23,130	142,194	15,288	4,150	3,060
Printing fees	14,007	21,003	19,813	20,858	21,402
Professional fees	46,943	35,483	28,713	30,865	27,435
Registration fees	—	14,580	383	366	172
Service and distribution fees	76,917	2,359	41,589	3,669	3,179
Transfer agent fees	139,240	20,254	34,062	7,767	4,979

Total liabilities	771,518,123	4,428,087	1,543,574	1,351,794	91,316

Net Assets	$18,837,262,875	$1,374,881,441	$1,678,051,995	$264,471,032	$117,079,389

Net Assets Consist of
Paid-in capital	$18,836,577,467	$1,374,870,217	$1,678,017,533	$264,400,316	$117,073,266
Undistributed net investment income	20,325	10,033	2,300	—	—
Undistributed net realized gain	665,083	1,191	32,162	70,716	6,123

Net Assets	$18,837,262,875	$1,374,881,441	$1,678,051,995	$264,471,032	$117,079,389

[1] Investments at cost — unaffiliated	$19,565,618,663	$1,356,533,308	$1,675,864,457	$259,543,907	$116,924,236

See Notes to Financial Statements.

54	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Statements of Assets and Liabilities (concluded)

April 30, 2016 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund		New York Money Fund

Net Asset Value
Institutional
Net assets	$17,803,579,623	$1,372,918,838	$1,216,899,332	$241,066,969		$101,490,550

Shares outstanding[2]	17,802,930,861	1,370,839,497	1,216,743,389	241,001,504		101,437,858

Net asset value	$1.00	$1.00	$1.00	$1.00		$1.00

Dollar
Net assets	$404,696,948	$1,962,603	$29,191,489	—	[3]	—

Shares outstanding[2]	404,682,822	1,959,631	29,187,749	—	[4]	—

Net asset value	$1.00	$1.00	$1.00	$1.00		—

Cash Management
Net assets	$15,804,010	—	$2,122,254	—		$8,248,131

Shares outstanding[2]	15,803,437	—	2,121,982	—		8,243,808

Net asset value	$1.00	—	$1.00	—		$1.00

Cash Reserve
Net assets	$3,225,544	—	—	—		—

Shares outstanding[2]	3,225,426	—	—	—		—

Net asset value	$1.00	—	—	—		—

Administration
Net assets	$570,603,549	—	$420,052,086	$1,723,620		$3,849,423

Shares outstanding[2]	570,582,843	—	419,998,259	1,723,152		3,847,425

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Select
Net assets	$39,353,201	—	$8,759,872	$17,607,533		$2,759,948

Shares outstanding[2]	39,352,078	—	8,758,749	17,602,751		2,758,501

Net asset value	$1.00	—	$1.00	$1.00		$1.00

Private Client
Net assets	—	—	$1,025,916	$4,072,909		$731,336

Shares outstanding[2]	—	—	1,025,785	4,071,803		730,953

Net asset value	—	—	$1.00	$1.00		$1.00

Premier
Net assets	—	—	$1,046	$1		$1

Shares outstanding[2]	—	—	1,046	1		1

Net asset value	—	—	$1.00	$1.00		$1.00

2   Unlimited number of shares authorized, no par value.

3   Net assets end of period are less than $1.

4   Shares end of period are less than 1.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	55

Statements of Operations

Six Months Ended April 30, 2016 (Unaudited)	Federal Trust Fund	FedFund	TempCash	TempFund	T-Fund

Investment Income
Interest — unaffiliated	$944,952	$22,420,037	$1,935,241	$158,676,484	$31,427,209
Interest — affiliated	—	326,552	—	—	—

Total investment income	944,952	22,746,589	1,935,241	158,676,484	31,427,209

Expenses
Management	712,054	13,235,261	1,895,703	57,417,629	20,563,314
Service and distribution — class specific	33,547	2,859,543	108,568	6,217,963	4,848,095
Professional	32,165	91,300	38,904	332,656	131,363
Registration	29,456	94,788	40,405	290,005	86,948
Transfer agent	17,205	204,266	36,541	978,145	297,965
Printing	13,820	24,275	12,188	61,752	29,018
Officer and Trustees	10,522	72,104	10,187	345,989	130,822
Custodian	8,311	173,540	35,887	727,922	264,175
Miscellaneous	24,745	78,480	27,227	260,172	106,454

Total expenses	881,825	16,833,557	2,205,610	66,632,233	26,458,154
Less:
Expenses reimbursed by the Manager	(905)	—	—	—	—
Fees waived by the Manager	(288,913)	(1,296,212)	(1,240,506)	(2,179,030)	(2,711,106)
Service and distribution fees waived — class specific	(14,307)	(1,518,133)	(32,144)	(1,268,564)	(3,519,334)

Total expenses after fees waived and/or reimbursed	577,700	14,019,212	932,960	63,184,639	20,227,714

Net investment income	367,252	8,727,377	1,002,281	95,491,845	11,199,495

Realized Gain
Net realized gain from investments	26,855	440,704	564	995,427	813,435

Net Increase in Net Assets Resulting from Operations	$394,107	$9,168,081	$1,002,845	$96,487,272	$12,012,930

See Notes to Financial Statements.

56	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Statements of Operations (concluded)

Six Months Ended April 30, 2016 (Unaudited)	Treasury Trust Fund	MuniCash	MuniFund	California Money Fund	New York Money Fund

Investment Income
Interest	$19,374,420	$704,971	$1,059,082	$217,208	$99,719

Expenses
Management	14,906,420	1,336,514	2,878,135	527,125	235,077
Service and distribution — class specific	716,400	2,250	323,831	50,426	46,853
Transfer agent	222,790	21,484	46,300	10,479	5,996
Custodian	167,782	14,801	21,570	4,823	2,672
Registration	127,673	51,421	56,951	13,634	18,551
Professional	92,014	38,500	36,535	34,990	29,919
Officer and Trustees	79,576	8,884	11,952	4,193	3,597
Reorganization	—	81,500	—	—	—
Printing	18,522	11,936	12,393	11,673	11,938
Miscellaneous	70,968	15,364	32,610	7,971	6,171

Total expenses	16,402,145	1,582,654	3,420,277	665,314	360,774
Less:
Expenses reimbursed by the Manager	—	(20,268)	(591)	(15,793)	(20,841)
Fees waived by the Manager	(2,885,601)	(1,039,425)	(2,441,030)	(456,108)	(220,915)
Reorganization costs reimbursed by the Manager	—	(81,500)	—	—	—
Service and distribution fees waived — class specific	(505,024)	(1,931)	(274,133)	(46,287)	(43,505)

Total expenses after fees waived and/or reimbursed	13,011,520	439,530	704,523	147,126	75,513

Net investment income	6,362,900	265,441	354,559	70,082	24,206

Realized Gain
Net realized gain from investments	680,635	1,133	34,449	70,792	6,220

Net Increase in Net Assets Resulting from Operations	$7,043,535	$266,574	$389,008	$140,874	$30,426

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	57

Statements of Changes in Net Assets

	Federal Trust Fund		FedFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$367,252	$32,064	$8,727,377	$2,118,890
Net realized gain	26,855	8,206	440,704	717,941

Net increase in net assets resulting from operations	394,107	40,270	9,168,081	2,836,831

Distributions to Shareholders[1]
From net investment income:
Institutional	(366,661)	(31,647)	(8,562,721)	(1,917,343)
Dollar	(4)	(382)	(43,849)	(119,662)
Cash Management	(1)	—	(4,705)	(1,902)
Cash Reserve	—	—	(232)	(735)
Administration	(586)	(35)	(111,054)	(51,175)
Select	—	—	(4,707)	(26,991)
Private Client	—	—	(105)	(777)
Premier	—	—	(4)	(305)
From net realized gain:
Institutional	(7,879)	(6,303)	(437,759)	(360,193)
Dollar	(21)	(87)	(42,760)	(28,757)
Cash Management	—	—	(1,815)	(825)
Cash Reserve	—	—	(207)	(162)
Administration	—	(57)	(12,578)	(8,208)
Select	—	—	(7,166)	(4,942)
Private Client	—	—	(139)	(150)
Premier	—	—	(5)	(36)

Decrease in net assets resulting from distributions to shareholders	(375,152)	(38,511)	(9,229,806)	(2,522,163)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	3,486,757,209	91,672,741	4,582,062,919	1,124,112,696

Net Assets
Total increase in net asset	3,486,776,164	91,674,500	4,582,001,194	1,124,427,364
Beginning of period	333,653,981	241,979,481	12,905,350,549	11,780,923,185

End of period	$3,820,430,145	$333,653,981	$17,487,351,743	$12,905,350,549

Undistributed net investment income, end of period	$1,179	$1,179	$22,099	$22,099

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

58	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Statements of Changes in Net Assets (continued)

	TempCash		TempFund		T-Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$1,002,281	$1,149,607	$95,491,845	$45,275,739	$11,199,495	$1,982,325
Net realized gain	564	120,501	995,427	2,244,494	813,435	1,252,533

Net increase in net assets resulting from operations	1,002,845	1,270,108	96,487,272	47,520,233	12,012,930	3,234,858

Distributions to Shareholders[1]
From net investment income:
Institutional	(989,575)	(1,133,307)	(90,710,981)	(44,221,255)	(11,071,872)	(1,830,518)
Dollar	(12,706)	(16,300)	(917,962)	(350,966)	(81,023)	(78,174)
Cash Management	—	—	(315)	(53,567)	(36,439)	(52,397)
Cash Reserve	—	—	(250)	(3,124)	(1,063)	(121)
Administration	—	—	(3,862,134)	(584,265)	(891)	(325)
Select	—	—	(186)	(59,192)	(8,207)	(20,790)
Private Client	—	—	(9)	(2,102)	—	—
Premier	—	—	(8)	(1,268)	—	—
From net realized gain:
Institutional	(84,450)	(292,650)	(1,510,858)	(3,786,269)	(567,256)	(1,354,702)
Dollar	(6,549)	(36,405)	(43,238)	(184,664)	(28,927)	(60,216)
Cash Management	—	—	(10,358)	(19,935)	(25,978)	(46,779)
Cash Reserve	—	—	(434)	(1,468)	(27)	—
Administration	—	—	(89,244)	(198,214)	—	—
Select	—	—	(6,182)	(29,935)	(7,050)	(15,360)
Private Client	—	—	(244)	(1,012)	—	—
Premier	—	—	(311)	(560)	—	—

Decrease in net assets resulting from distributions to shareholders	(1,093,280)	(1,478,662)	(97,152,714)	(49,497,796)	(11,828,733)	(3,459,382)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(199,688,881)	(475,967,922)	11,617,943,114	15,018,099,962	10,134,182,817	1,496,328,765

Net Assets
Total increase (decrease) in net assets	(199,779,316)	(476,176,476)	11,617,277,672	15,016,122,399	10,134,367,014	1,496,104,241
Beginning of period	1,226,452,548	1,702,629,024	67,308,427,600	52,292,305,201	21,578,893,708	20,082,789,467

End of period	$1,026,673,232	$1,226,452,548	$78,925,705,272	$67,308,427,600	$31,713,260,722	$21,578,893,708

Undistributed net investment income, end of period	$39,403	$39,403	$18,582	$18,582	$15,813	$15,813

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	59

Statements of Changes in Net Assets (continued)

	Treasury Trust Fund		MuniCash		MuniFund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$6,362,900	$3,943	$265,441	$19,816	$354,559	$328,241
Net realized gain	680,635	735,266	1,133	3,537	34,449	136,115

Net increase in net assets resulting from operations	7,043,535	739,209	266,574	23,353	389,008	464,356

Distributions to Shareholders[1]
From net investment income:
Institutional	(6,315,189)	(3,752)	(265,302)	(19,539)	(291,196)	(246,633)
Dollar	(13,247)	(134)	(139)	(277)	(2,989)	(8,641)
Cash Management	(637)	(3)	—	—	(192)	(1,413)
Administration	(32,379)	(54)	—	—	(59,049)	(67,690)
Select	(1,189)	—	—	—	(1,009)	(3,454)
Cash Reserve	(259)	—	—	—	—	—
Private Client	—	—	—	—	(124)	(339)
Premier	—	—	—	—	—	(71)
From net realized gain:
Institutional	(564,501)	(416,638)	(3,328)	(3,218)	(99,013)	(91,383)
Dollar	(15,034)	(15,059)	(44)	(56)	(2,633)	(2,750)
Cash Management	(416)	(484)	—	—	(176)	(503)
Administration	(9,724)	(5,907)	—	—	(33,097)	(22,613)
Select	(666)	(70)	—	—	(729)	(932)
Cash Reserve	(194)	—	—	—	—	—
Private Client	—	—	—	—	(120)	(123)
Premier	—	—	—	—	—	(55)

Decrease in net assets resulting from distributions to shareholders	(6,953,435)	(442,101)	(268,813)	(23,090)	(490,327)	(446,600)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	4,300,669,961	3,379,340,490	1,227,510,328	(1,032,253)	(84,790,720)	149,158,773

Net Assets
Total increase (decrease) in net assets	4,300,760,061	3,379,637,598	1,227,508,089	(1,031,990)	(84,892,039)	149,176,529
Beginning of period	14,536,502,814	11,156,865,216	147,373,352	148,405,342	1,762,944,034	1,613,767,505

End of period	$18,837,262,875	$14,536,502,814	$1,374,881,441	$147,373,352	$1,678,051,995	$1,762,944,034

Undistributed net investment income, end of period	$20,325	$20,325	$10,033	$10,033	$2,300	$2,300

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

60	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Statements of Changes in Net Assets (concluded)

	California Money Fund		New York Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$70,082	$17,775	$24,206	$13,100
Net realized gain (loss)	70,792	(76)	6,220	5,109

Net increase in net assets resulting from operations	140,874	17,699	30,426	18,209

Distributions to Shareholders[1]
From net investment income:
Institutional	(69,404)	(16,110)	(23,197)	(10,106)
Dollar	(4)	(244)	—	—
Cash Management	—	—	(378)	(1,887)
Administration	(288)	(153)	(475)	(559)
Select	(233)	(849)	(128)	(416)
Private Client	(153)	(418)	(28)	(115)
Premier	—	(1)	—	(17)
From net realized gain:
Institutional	—	—	(4,477)	(714)
Dollar	—	—	—	—
Cash Management	—	—	(275)	(131)
Administration	—	—	(231)	(33)
Select	—	—	(145)	(44)
Private Client	—	—	(29)	(12)
Premier	—	—	—	(3)

Decrease in net assets resulting from distributions to shareholders	(70,082)	(17,775)	(29,363)	(14,037)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	21,229,931	103,570,397	2,744,758	(39,828,313)

Net Assets
Total increase (decrease) in net assets	21,300,723	103,570,321	2,745,821	(39,824,141)
Beginning of period	243,170,309	139,599,988	114,333,568	154,157,709

End of period	$264,471,032	$243,170,309	$117,079,389	$114,333,568

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	61

Financial Highlights	Federal Trust Fund

	Institutional
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0005	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0005)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0005)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.29%[6]	0.33%	0.33%	0.32%	0.33%	0.33%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%[6]	0.08%	0.07%	0.11%	0.11%	0.15%

Net investment income	0.13%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,481,842	$331,549	$236,113	$235,349	$188,110	$207,357

	Dollar
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	—	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	—	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.58%	0.58%	0.57%	0.58%	0.58%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.36%[6]	0.08%	0.07%	0.11%	0.11%	0.14%

Net investment income	0.00%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$269,116	$2,105	$3,683	$15,061	$10,917	$16,579

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

62	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	Federal Trust Fund

Cash Management
Period April 18, 2016[1] to April 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]
From net realized gain	(0.0000)[4]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.32%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$46,727

Cash Reserve
Period April 18, 2016[1] to April 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [2]
Net realized gain	0.0000 [2]

Net increase from investment operations	0.0000

Distributions:[3]
From net investment income	(0.0000)[4]

Net asset value, end of period	$1.00

Total Return[5]
Based on net asset value	0.00%[6]

Ratios to Average Net Assets
Total expenses	0.28%[7]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[7]

Net investment income	0.00%[7]

Supplemental Data
Net assets, end of period (000)	$630

[1]	Commencement of operations.

[2]	Amount is less than $0.00005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.00005) per share.

[5]	Where applicable, assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	63

Financial Highlights (concluded)	Federal Trust Fund

	Administration
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.35%[6]	0.43%	0.43%	0.42%	0.43%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.08%	0.07%	0.10%	0.11%	0.13%

Net investment income	0.07%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$22,114	$— [7]	$2,183	$2,289	$1,629	$858

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

64	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights	FedFund

	Institutional
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0007	0.0002	0.0001	0.0001	0.0001	0.0002
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0007	0.0002	0.0001	0.0001	0.0001	0.0003

Distributions:[2]
From net investment income	(0.0007)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0007)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.08%[5]	0.02%	0.01%	0.01%	0.01%	0.03%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.21%	0.21%	0.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.19%[6]	0.12%	0.09%	0.14%	0.17%	0.17%

Net investment income	0.15%[6]	0.02%	0.01%	0.01%	0.01%	0.02%

Supplemental Data
Net assets, end of period (000)	$15,269,128	$11,361,624	$10,689,737	$12,265,686	$11,698,677	$12,617,763

	Dollar
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0002	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.46%	0.46%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.34%[6]	0.13%	0.09%	0.13%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,579,519	$917,631	$748,382	$593,574	$325,447	$494,151

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	65

Financial Highlights (continued)	FedFund

	Cash Management
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%	0.71%	0.71%	0.71%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.37%[6]	0.13%	0.09%	0.13%	0.16%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$154,006	$64,483	$3,547	$2,947	$2,350	$11,720

	Cash Reserve
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.00	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.61%[6]	0.61%	0.61%	0.61%	0.61%	0.62%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.12%	0.17%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$11,032	$5,442	$4,561	$4,863	$208	$1,693

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

66	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	FedFund

	Administration
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0004	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0004)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.04%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.07%[6]	0.02%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$304,938	$346,593	$233,421	$12,271	$18,664	$17,543

	Select
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$164,921	$205,658	$92,940	$111,589	$100,792	$107,781

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	67

Financial Highlights (concluded)	FedFund

	Private Client
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.06%	1.06%	1.06%	1.06%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.19%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,665	$3,777	$6,385	$7,729	$16,948	$24,454

	Premier
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%[6]	0.81%	0.81%	0.81%	0.81%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.13%	0.09%	0.14%	0.17%	0.20%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$142	$143	$1,951	$479	$1,042	$953

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

68	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights	TempCash

	Institutional
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0006	0.0004	0.0010	0.0015	0.0013
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0011	0.0008	0.0006	0.0010	0.0016	0.0014

Distributions:[2]
From net investment income	(0.0010)	(0.0006)	(0.0004)	(0.0010)	(0.0015)	(0.0013)
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0011)	(0.0008)	(0.0006)	(0.0010)	(0.0016)	(0.0014)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.08%	0.06%	0.10%	0.16%	0.14%

Ratios to Average Net Assets
Total expenses	0.38%[6]	0.35%	0.33%	0.31%	0.28%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.16%[6]	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	0.20%[6]	0.06%	0.05%	0.10%	0.15%	0.14%

Supplemental Data
Net assets, end of period (000)	$936,620	$1,142,790	$1,489,543	$2,647,717	$3,622,878	$4,139,893

	Dollar
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0000 [1]	0.0002	0.0001	0.0000 [1]
Net realized gain	0.0001	0.0002	0.0002	0.0000 [1]	0.0001	0.0001

Net increase from investment operations	0.0002	0.0003	0.0002	0.0002	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0000)[3]	(0.0002)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0001)	(0.0002)	(0.0002)	(0.0000)[3]	(0.0001)	(0.0001)

Total distributions	(0.0002)	(0.0003)	(0.0002)	(0.0002)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.02%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.59%	0.58%	0.56%	0.53%	0.50%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.33%[6]	0.23%	0.22%	0.26%	0.32%	0.31%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$90,053	$83,662	$213,086	$464,691	$551,888	$677,156

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	69

Financial Highlights	TempFund

	Institutional
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0015	0.0008	0.0003	0.0008	0.0013	0.0012
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0015	0.0009	0.0004	0.0008	0.0014	0.0012

Distributions:[2]
From net investment income	(0.0015)	(0.0008)	(0.0003)	(0.0008)	(0.0013)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0015)	(0.0009)	(0.0004)	(0.0008)	(0.0014)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.16%[5]	0.09%	0.04%	0.08%	0.14%	0.12%

Ratios to Average Net Assets
Total expenses	0.19%[6]	0.19%	0.19%	0.19%	0.19%	0.19%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.16%	0.17%	0.18%	0.18%	0.18%

Net investment income	0.31%[6]	0.08%	0.03%	0.08%	0.14%	0.12%

Supplemental Data
Net assets, end of period (000)	$71,586,473	$62,215,214	$46,327,088	$42,517,741	$43,032,035	$41,826,560

	Dollar
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0005	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0005	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0005)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0005)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.44%	0.44%	0.44%	0.44%	0.44%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.40%[6]	0.22%	0.18%	0.25%	0.31%	0.30%

Net investment income	0.10%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$3,229,117	$1,511,529	$2,673,968	$2,300,509	$1,941,890	$1,787,059

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

70	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	TempFund

	Cash Management
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	(0.0000)	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.69%[6]	0.69%	0.69%	0.69%	0.69%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.50%[6]	0.23%	0.18%	0.25%	0.31%	0.28%

Net investment income	0.00%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$885,542	$403,371	$278,181	$231,804	$300,910	$270,280

	Cash Reserve
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0003	0.0003	0.0001	0.0002	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0003)	(0.0001)	(0.0002)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.03%	0.03%	0.02%	0.02%	0.01%

Ratios to Average Net Assets
Total expenses	0.59%[6]	0.59%	0.59%	0.59%	0.59%	0.59%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.45%[6]	0.23%	0.18%	0.24%	0.30%	0.31%

Net investment income	0.00%[6]	0.02%	0.02%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$15,883	$16,693	$19,977	$15,031	$13,130	$16,695

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	71

Financial Highlights (continued)	TempFund

	Administration
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0010	0.0002	0.0002	0.0002	0.0004	0.0003
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0010	0.0003	0.0003	0.0002	0.0005	0.0003

Distributions:[2]
From net investment income	(0.0010)	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0003)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0010)	(0.0003)	(0.0003)	(0.0002)	(0.0005)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.11%[5]	0.03%	0.03%	0.02%	0.06%	0.04%

Ratios to Average Net Assets
Total expenses	0.28%[6]	0.29%	0.29%	0.29%	0.29%	0.29%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.23%	0.18%	0.24%	0.27%	0.27%

Net investment income	0.22%[6]	0.02%	0.02%	0.01%	0.05%	0.03%

Supplemental Data
Net assets, end of period (000)	$3,013,722	$2,843,390	$2,542,670	$2,740,631	$2,548,103	$1,953,551

	Select
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.48%[6]	0.22%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.00%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$184,360	$295,371	$424,555	$514,918	$536,971	$586,363

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

72	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (concluded)	TempFund

	Private Client
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.04%	1.04%	1.04%	1.04%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.49%[6]	0.23%	0.19%	0.26%	0.32%	0.30%

Net investment income	0.00%[6]	0.02%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$9,068	$9,855	$14,738	$16,524	$19,248	$12,658

	Premier
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0001	0.0000 [1]

Net increase from investment operations	0.0000	0.0003	0.0001	0.0000	0.0001	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0000)[3]

Total distributions	(0.0000)	(0.0003)	(0.0001)	(0.0000)	(0.0001)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.03%	0.01%	0.01%	0.01%	0.00%

Ratios to Average Net Assets
Total expenses	0.79%[6]	0.79%	0.79%	0.79%	0.79%	0.79%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.44%[6]	0.24%	0.19%	0.26%	0.31%	0.31%

Net investment income	0.00%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,540	$13,005	$11,127	$17,700	$18,072	$20,011

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	73

Financial Highlights	T-Fund

	Institutional
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0006	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0006	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0006)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0006)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.06%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.20%[6]	0.20%	0.21%	0.21%	0.20%	0.22%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.18%[6]	0.08%	0.06%	0.11%	0.12%	0.11%

Net investment income	0.12%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$26,375,000	$19,598,433	$18,501,009	$15,448,264	$17,649,086	$12,586,527

	Dollar
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.45%	0.46%	0.46%	0.45%	0.47%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.12%	0.12%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$4,130,273	$988,153	$755,491	$855,847	$479,912	$497,029

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

74	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	T-Fund

	Cash Management
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.70%[6]	0.70%	0.71%	0.71%	0.70%	0.72%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,058,996	$771,441	$629,757	$1,002,044	$1,454,450	$1,030,126

	Cash Reserve
	Six Months Ended April 30, 2016 (Unaudited)	Period September 24, 2015[7] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	—

Net increase (decrease) from investment operations	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	—

Total distributions	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%[5]

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.30%[6]	0.08%

Net investment income	0.03%[6]	0.01%

Supplemental Data
Net assets, end of period (000)	$69,325	$— [8]

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

[8]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	75

Financial Highlights (continued)	T-Fund

	Administration
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0000 [1]	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0001)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.30%[6]	0.30%	0.00%	0.30%	0.30%	0.32%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.08%	0.00%	0.15%	0.12%	0.13%

Net investment income	0.10%[6]	0.01%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$25,948	$5	$— [7]	$— [7]	$16,431	$32,718

	Select
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	1.05%[6]	1.05%	1.06%	1.06%	1.05%	1.07%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.11%	0.12%	0.13%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$53,719	$220,861	$196,531	$214,156	$103,189	$132,339

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

76	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (concluded)	T-Fund

	Premier
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0001
Net realized gain	0.0000 [1]	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0002	0.0002	0.0001	0.0001	0.0001

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)
From net realized gain	—	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0001)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.02%	0.01%	0.01%	0.01%

Ratios to Average Net Assets
Total expenses	0.80%[6]	0.83%	0.80%	0.81%	0.80%	0.82%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.29%[6]	0.08%	0.06%	0.09%	0.13%	0.07%

Net investment income	0.01%[6]	0.01%	0.00%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$— [7]	$— [7]	$1	$51,805	$13	$17

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are under $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	77

Financial Highlights	Treasury Trust Fund

	Institutional
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0004	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0004	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0004)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions:	(0.0004)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.05%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.21%[6]	0.21%	0.21%	0.22%	0.23%	0.24%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.05%	0.05%	0.07%	0.07%	0.09%

Net investment income	0.09%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$17,803,580	$13,517,000	$10,367,067	$7,021,176	$4,901,611	$4,836,239

	Dollar
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.46%[6]	0.46%	0.46%	0.47%	0.48%	0.49%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.04%	0.08%	0.08%	0.10%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$404,697	$428,958	$439,496	$191,695	$198,062	$160,529

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

78	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	Treasury Trust Fund

	Cash Management
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015		2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000	[1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000		0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000	)3	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]		(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)		(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00		$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%		0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.71%[6]	0.71%		0.71%	0.72%	0.73%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.05%		0.05%	0.08%	0.07%	0.10%

Net investment income	0.01%[6]	0.00%		0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$15,804	$8,528		$14,777	$12,942	$15,122	$7,792

Cash Reserve
Period December 16, 2015[7] to April 30, 2016 (Unaudited)

Per Share Operating Performance
Net asset value, beginning of period	$1.00

Net investment income	0.0000 [1]
Net realized gain	0.0000 [1]

Net increase (decrease) from investment operations	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]
From net realized gain	(0.0000)[3]

Total distributions	(0.0000)

Net asset value, end of period	$1.00

Total Return[4]
Based on net asset value	0.01%[5]

Ratios to Average Net Assets
Total expenses	0.61%[6]

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]

Net investment income	0.01%[6]

Supplemental Data
Net assets, end of period (000)	$3,226

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	79

Financial Highlights (concluded)	Treasury Trust Fund

	Administration
	Six Months
	Ended
	April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000 [1]	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.31%[6]	0.31%	0.31%	0.32%	0.33%	0.34%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.23%[6]	0.05%	0.05%	0.08%	0.07%	0.08%

Net investment income	0.02%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$570,604	$573,959	$335,524	$108,091	$128,154	$152,459

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Period September 28, 2015[7] to October 31, 2015

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]

Net increase (decrease) from investment operations	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%[5]

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.09%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.26%[6]	0.06%

Net investment income	0.01%[6]	0.00%

Supplemental Data
Net assets, end of period (000)	$39,353	$8,058

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Commencement of operations.

See Notes to Financial Statements.

80	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights	MuniCash

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0004	0.0009	0.0012
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0002	0.0001	0.0001	0.0004	0.0009	0.0012

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0004)	(0.0009)	(0.0012)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.02%	0.01%	0.04%	0.09%	0.12%

Ratios to Average Net Assets
Total expenses	0.39%[6,7]	0.49%	0.45%	0.42%	0.40%	0.38%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.16%	0.19%	0.20%	0.20%

Net investment income	0.07%[6]	0.01%	0.01%	0.04%	0.09%	0.13%

Supplemental Data
Net assets, end of period (000)	$1,372,919	$145,329	$144,892	$189,271	$233,569	$324,027

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0001	0.0001	0.0000	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.02%	0.01%	0.01%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.68%[6,7]	0.74%	0.69%	0.66%	0.65%	0.63%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.13%	0.17%	0.23%	0.29%	0.32%

Net investment income	0.02%[6]	0.01%	0.01%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,963	$2,045	$3,513	$41,042	$50,060	$76,338

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]

Reorganization costs were not annualized in the calculation of the expense ratios. If these were annualized, total expenses for Institutional and Dollar classes, would have been 0.40% and 0.69%, respectively.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	81

Financial Highlights	MuniFund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0002	0.0002	0.0002	0.0004	0.0009
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0003	0.0003	0.0004	0.0003	0.0004	0.0009

Distributions:[2]
From net investment income	(0.0002)	(0.0002)	(0.0002)	(0.0002)	(0.0004)	(0.0009)
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0003)	(0.0003)	(0.0004)	(0.0003)	(0.0004)	(0.0009)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.03%	0.04%	0.03%	0.04%	0.09%

Ratios to Average Net Assets
Total expenses	0.35%[6]	0.36%	0.36%	0.35%	0.34%	0.31%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.06%	0.08%	0.15%	0.19%	0.19%

Net investment income	0.05%[6]	0.02%	0.02%	0.02%	0.04%	0.09%

Supplemental Data
Net assets, end of period (000)	$1,216,899	$1,369,069	$1,219,566	$1,159,440	$1,212,494	$1,479,126

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.61%	0.61%	0.60%	0.59%	0.56%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%[6]	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$29,191	$41,554	$49,420	$58,832	$64,251	$134,835

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

82	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	MuniFund

	Cash Management
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.85%[6]	0.86%	0.86%	0.86%	0.84%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.06%	0.08%	0.11%	0.23%	0.30%

Net investment income	0.02%[6]	0.02%	0.02%	0.02%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$2,122	$2,261	$8,693	$18,390	$1,287	$1,384

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0001	0.0000 [1]	0.0002
Net realized gain	0.0000 [1]	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0002

Distributions:[2]
From net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0002)
From net realized gain	(0.0000)[3]	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.45%[6]	0.46%	0.46%	0.45%	0.44%	0.41%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.06%	0.08%	0.16%	0.22%	0.27%

Net investment income	0.03%[6]	0.02%	0.02%	0.01%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$420,052	$325,641	$315,869	$288,779	$306,763	$442,810

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	83

Financial Highlights (continued)	MuniFund

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.20%[6]	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.06%	0.08%	0.15%	0.23%	0.28%

Net investment income	0.02%[6]	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$8,760	$22,769	$17,580	$16,299	$15,107	$18,857

	Private Client
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0001	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	(0.0001)	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.20%[6]	1.21%	1.21%	1.20%	1.19%	1.16%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.06%	0.08%	0.15%	0.23%	0.29%

Net investment income	0.02%[6]	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1,026	$1,649	$1,817	$1,787	$1,998	$2,130

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

84	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (concluded)	MuniFund

	Premier
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0002	0.0002	0.0001	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0001	0.0002	0.0001	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0003	0.0004	0.0002	0.0000	0.0000

Distributions:[2]
From net investment income	(0.0001)	(0.0002)	(0.0002)	(0.0001)	(0.0000)[3]	(0.0000)[3]
From net realized gain	—	(0.0001)	(0.0002)	(0.0001)	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0003)	(0.0004)	(0.0002)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.03%	0.04%	0.03%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.70%[6]	0.95%	0.96%	0.95%	0.94%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.07%[6]	0.06%	0.08%	0.15%	0.22%	0.28%

Net investment income	0.03%[6]	0.02%	0.02%	0.01%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$1	$1	$822	$1,040	$687	$15,026

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	85

Financial Highlights	California Money Fund

	Institutional
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0003	0.0001	0.0001	0.0001	0.0002	0.0009
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0003	0.0001	0.0002	0.0001	0.0002	0.0022

Distributions:[3]
From net investment income	(0.0003)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0009)
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0003)	(0.0001)	(0.0002)	(0.0001)	(0.0002)	(0.0022)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.01%	0.02%	0.01%	0.02%	0.22%

Ratios to Average Net Assets
Total expenses	0.44%[6]	0.47%	0.46%	0.45%	0.43%	0.42%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.10%[6]	0.05%	0.08%	0.13%	0.18%	0.19%

Net investment income	0.05%[6]	0.01%	0.01%	0.01%	0.02%	0.09%

Supplemental Data
Net assets, end of period (000)	$241,067	$227,884	$122,721	$136,074	$162,188	$284,521

	Dollar
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0000	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.72%	0.71%	0.69%	0.68%	0.67%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.04%[6]	0.05%	0.08%	0.14%	0.19%	0.29%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$— [7]	$2,182	$1,101	$4,800	$15,876	$7,631

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

86	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (continued)	California Money Fund

	Administration
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0001	0.0003
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0002	0.0001	0.0002	0.0001	0.0001	0.0016

Distributions:[3]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0003)
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	0.0002	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0016)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%	0.02%	0.01%	0.01%	0.16%

Ratios to Average Net Assets
Total expenses	0.54%[6]	0.57%	0.56%	0.55%	0.53%	0.52%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.13%[6]	0.05%	0.08%	0.13%	0.19%	0.26%

Net investment income	0.03%[6]	0.01%	0.01%	0.01%	0.01%	0.04%

Supplemental Data
Net assets, end of period (000)	$1,724	$1,696	$1,253	$2,313	$1,191	$1,322

	Select
	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31,
		2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0000	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.29%[6]	1.32%	1.32%	1.29%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.20%[6]	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$17,608	$7,313	$10,228	$6,385	$7,600	$16,535

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	87

Financial Highlights (concluded)	California Money Fund

	Private Client
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0000	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	(0.0000)[2]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.29%[6]	1.32%	1.32%	1.30%	1.28%	1.27%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%[6]	0.05%	0.08%	0.13%	0.19%	0.28%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$4,073	$4,096	$4,280	$4,949	$4,601	$5,009

	Premier
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	0.0001	—	—	0.0013

Net increase from investment operations	0.0000	0.0001	0.0002	0.0001	0.0001	0.0013

Distributions:[3]
From net investment income	—	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[2]
From net realized gain	—	—	(0.0001)	—	—	(0.0013)

Total distributions	(0.0000)	(0.0001)	(0.0002)	(0.0001)	(0.0001)	(0.0013)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.01%	0.02%	0.01%	0.01%	0.13%

Ratios to Average Net Assets
Total expenses	1.04%[6]	1.06%	1.05%	1.05%	1.03%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.15%[6]	0.05%	0.08%	0.14%	0.19%	0.28%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	— [7]	— [7]	$17	$17	$1,786	$1,786

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets end of period are less than $1,000.

See Notes to Financial Statements.

88	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights	New York Money Fund

	Institutional
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0002	0.0001	0.0001	0.0001	0.0002	0.0006
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0002	0.0001	0.0001	0.0001	0.0002	0.0038

Distributions:[2]
From net investment income	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0006)
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0002)	(0.0001)	(0.0001)	(0.0001)	(0.0002)	(0.0038)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.03%[5]	0.01%	0.01%	0.02%	0.03%	0.37%

Ratios to Average Net Assets
Total expenses	0.50%[6]	0.49%	0.48%	0.46%	0.45%	0.43%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.09%	0.09%	0.14%	0.18%	0.19%

Net investment income	0.04%[6]	0.01%	0.01%	0.01%	0.02%	0.06%

Supplemental Data
Net assets, end of period (000)	$101,491	$92,999	$118,278	$94,547	$106,194	$125,869

	Cash Management
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.00%[6]	0.99%	0.98%	0.96%	0.95%	0.93%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.17%[6]	0.09%	0.09%	0.14%	0.21%	0.25%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$8,248	$9,335	$20,752	$21,079	$5,324	$5,171

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	89

Financial Highlights (continued)	New York Money Fund

	Administration
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0001	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	0.0001	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.02%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	0.60%[6]	0.60%	0.58%	0.56%	0.55%	0.53%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%[6]	0.09%	0.09%	0.14%	0.19%	0.24%

Net investment income	0.02%[6]	0.01%	0.01%	0.01%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$3,849	$7,396	$5,417	$7,233	$3,315	$11,153

	Select
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.35%[6]	1.34%	1.33%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.09%	0.09%	0.15%	0.20%	0.25%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$2,760	$3,911	$7,493	$9,473	$11,812	$10,281

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

90	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Financial Highlights (concluded)	New York Money Fund

	Private Client
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	(0.0000)[3]	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.35%[6]	1.34%	1.34%	1.31%	1.30%	1.28%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.09%	0.08%	0.16%	0.20%	0.26%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$731	$692	$1,827	$266	$506	$2,499

	Premier
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0001	0.0001	0.0001	0.0001	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	—	0.0000 [1]	0.0032

Net increase from investment operations	0.0000	0.0001	0.0001	0.0001	0.0001	0.0032

Distributions:[2]
From net investment income	—	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0000)[3]
From net realized gain	—	(0.0000)[3]	(0.0000)[3]	—	(0.0000)[3]	(0.0032)

Total distributions	(0.0000)	(0.0001)	(0.0001)	(0.0001)	(0.0001)	(0.0032)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.01%	0.01%	0.01%	0.32%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.07%	1.08%	1.06%	1.05%	1.04%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.14%[6]	0.09%	0.09%	0.16%	0.20%	0.24%

Net investment income	0.01%[6]	0.01%	0.01%	0.01%	0.01%	0.00%

Supplemental Data
Net assets, end of period (000)	$1 [7]	$1 [7]	$391	$232	$438	$264

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Net assets are under $1,000.

See Notes to Financial Statements.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	91

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock Liquidity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. The following are referred to collectively as the “Funds” or individually, a “Fund”:

Fund Name	Diversification Classification
Federal Trust Fund	Diversified
FedFund	Diversified
TempCash	Diversified
TempFund	Diversified
T-Fund	Diversified
Treasury Trust Fund	Diversified
MuniCash	Diversified
MuniFund	Diversified
California Money Fund	Non-Diversified[1]
New York Money Fund	Non-Diversified[1]

[1]	California Money Fund and New York Money Fund must satisfy the diversification requirement set forth in Rule 2a-7 under the 1940 Act and will thereby be deemed to be diversified under the 1940 Act.

Each Fund offers multiple classes of shares although certain share classes may not be outstanding at the report date. Each Fund offers the following classes of shares: Institutional Shares, Dollar Shares, Cash Management Shares, Cash Reserve Shares, Administration Shares, Select Shares, Private Client Shares, Premier Shares and Premier Choice Shares. TempFund, T-Fund, MuniFund, California Money Fund and New York Money Fund also offer Plus Shares. FedFund, TempCash, MuniCash, California Money Fund and New York Money Fund also offer Cash Plus Shares. During the period ended April 30, 2016, no Plus Shares, Cash Plus Shares or Premier Choice Shares were outstanding. Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures.

Effective October 1, 2015, Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund have an investment policy that meet the definition of a “government money market fund” under Rule 2a-7 under the 1940 Act. Each Fund is not subject to liquidity fees or temporary suspensions of redemptions due to declines in the Funds’ weekly liquid assets.

Effective October 1, 2015, TempCash may invest only in securities that, under normal circumstances, will mature (without reference to interest rate adjustment dates), or are subject to an unconditional demand feature that is exercisable and payable, within 5 business days or less.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex

Reorganizations:

The Board and shareholders of MuniCash and the Board and shareholders of FFI Institutional Tax-Exempt Fund approved the reorganization of FFI Institutional Tax-Exempt Fund into MuniCash. As a result, MuniCash acquired substantially all of the assets and assumed substantially all of the liabilities of FFI Institutional Tax-Exempt Fund in exchange for an equal aggregate value of MuniCash shares.

Each Shareholder of FFI Institutional Tax-Exempt Fund received shares of MuniCash in an amount equal to the aggregate net asset value (“NAV”) of such shareholder’s FFI Institutional Tax-Exempt shares, as determined at the close of business on January 22, 2016.

The reorganization was accomplished by a tax-free exchange of shares of MuniCash in the following amounts and at the following conversion ratios:

FFI Institutional Tax-Exempt Fund’s Share Class	FFI Institutional Tax-Exempt Fund’s Shares Prior to Reorganization	Conversion Ratio	MuniCash’s Share Class	Shares of MuniCash
Institutional	973,844,721	1.00	Institutional	973,844,721

FFI Institutional Tax-Exempt Fund’s net assets and composition of net assets on January 22, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
FFI Institutional Tax-Exempt Fund	$975,867,477	$975,867,477	—	—	—

92	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

For financial reporting purposes, assets received and shares issued by MuniCash were recorded at fair value; however, the cost basis of the investments received from Master Institutional Tax-Exempt Portfolio was carried forward to align ongoing reporting of MuniCash’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of MuniCash immediately after the acquisition amounted to $1,606,383,609. Master Institutional Tax-Exempt Portfolio’s fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
Master Institutional Tax-Exempt Portfolio	$972,843,985	$972,843,985

The purpose of the transaction was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on January 25, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting period of MuniCash, the pro forma results of operations for the six months ended April 30, 2016, are as follows:

•	Net investment income: $330,725

•	Net realized and change in unrealized gain on investments: $14,184

•	Net increase in net assets resulting from operations: $344,909

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of FFI Institutional Tax-Exempt Fund and Master Institutional Tax-Exempt Portfolio that have been included in MuniCash’s Statement of Operations since January 22, 2016.

Reorganization costs incurred by MuniCash in connection with the reorganization were expensed by MuniCash. The Manager reimbursed MuniCash $81,500 which is shown as reorganization costs reimbursed by the Manager in the Statements of Operations.

BofA Global Capital Management, Inc. (BofA) reached an agreement to transfer its investment management responsibilities to the Manager and its affiliates. In connection with this transaction, the Manager reorganized (the “Reorganizations”) certain series of the BofA Funds Series Trust into certain funds managed by the Manager, as discussed below:

The Board and shareholders of Federal Trust Fund and the Board and shareholders of BofA Government Reserves approved the reorganization of BofA Government Reserves into Federal Trust Fund. As a result, Federal Trust Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Reserves in exchange for an equal aggregate value of Federal Trust Fund shares.

Each Shareholder of BofA Government Reserves received shares of Federal Trust Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of Federal Trust Fund in the following amounts and at the following conversion ratios:

BofA Government Reserves’ Share Class	BofA Government Reserves’ Shares Prior to Reorganization	Conversion Ratio	Federal Trust Fund’s Share Class	Shares of Federal Trust Fund
Capital	2,492,360,838	1.00	Institutional	2,492,360,838
Institutional Capital	33,058,382	1.00	Institutional	33,058,382
Institutional	76,010,004	1.00	Institutional	76,010,004
Trust	843,373,241	1.00	Institutional	843,373,241
Liquidity	22,113,378	1.00	Administration	22,113,378
Adviser	238,870,923	1.00	Dollar	238,870,923
Investor	1,241,087	1.00	Dollar	1,241,087
Investor II	697,139	1.00	Cash Reserve	697,139
Daily	49,348,361	1.00	Cash Management	49,348,361

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	93

Notes to Financial Statements (continued)

BofA Government Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Reserves	$3,757,081,536	$3,757,081,536	—	—	—

For financial reporting purposes, assets received and shares issued by Federal Trust Fund were recorded at fair value; however, the cost basis of the investments received from Federal Trust Fund was carried forward to align ongoing reporting of Federal Trust Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of Federal Trust Fund immediately after the acquisition amounted to $4,070,767,577. BofA Government Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Reserves	$3,062,006,646	$3,062,006,646

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting period of Federal Trust Fund, the pro forma results of operations for the six months ended April 30, 2016, are as follows:

•	Net investment income: $1,832,608

•	Net realized and change in unrealized gain on investments: $46,208

•	Net increase in net assets resulting from operations: $1,878,816

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Reserves that have been included in Federal Trust Fund’s Statement of Operations since April 15, 2016.

The Board and shareholders of FedFund and the Board and shareholders of BofA Government Plus Reserves approved the reorganization of BofA Government Plus Reserves into FedFund. As a result, FedFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Government Plus Reserves in exchange for an equal aggregate value of FedFund shares.

Each Shareholder of BofA Government Plus Reserves received shares of FedFund in an amount equal to the aggregate NAV of such shareholder’s BofA Government Plus Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of FedFund in the following amounts and at the following conversion ratios:

BofA Government Plus Reserves’ Share Class	BofA Government Plus Reserves’ Shares Prior to Reorganization	Conversion Ratio	FedFund’s Share Class	Shares of FedFund
Capital	1,700,717,861	1.00	Institutional	1,700,717,861
Institutional Capital	815,152	1.00	Institutional	815,152
Institutional	5,100,324	1.00	Institutional	5,100,324
Trust	34,702,920	1.00	Institutional	34,702,920
Liquidity	11,327	1.00	Administration	11,327
Adviser	2,639,203	1.00	Dollar	2,639,203
Investor	21,312,408	1.00	Dollar	21,312,408
Investor II	5,773,677	1.00	Cash Reserve	5,773,677
Daily	218,482	1.00	Cash Management	218,482

94	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

BofA Government Plus Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Government Plus Reserves	$1,771,307,438	$1,771,307,438	—	—	—

For financial reporting purposes, assets received and shares issued by FedFund were recorded at fair value: however, the cost basis of the investments received from BofA Government Plus Reserves was carried forward to align ongoing reporting of FedFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of FedFund immediately after the acquisition amounted to $15,267,743,671. BofA Government Plus Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Government Plus Reserves	$1,408,220,303	$1,408,220,303

The purpose of the transaction was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting period of FedFund, the pro forma results of operations for the six months ended April 30, 2016, are as follows:

•	Net investment income: $9,905,388

•	Net realized and change in unrealized gain on investments: $441,979

•	Net increase in net assets resulting from operations: $10,347,367

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Government Plus Reserves that have been included in FedFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of TempFund and the Board and shareholders of BofA Cash Reserves and BofA Money Market Reserves approved the reorganization of BofA Cash Reserves and BofA Money Market Reserves into TempFund. As a result, TempFund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Cash Reserves and BofA Money Market Reserves in exchange for an equal aggregate value of TempFund shares.

Each Shareholder of BofA Cash Reserves and BofA Money Market Reserves received shares of TempFund in an amount equal to the aggregate NAV of such shareholder’s BofA Cash Reserves and BofA Money Market Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of TempFund in the following amounts and at the following conversion ratios:

Fund	Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	TempFund’s Share Class	Shares of TempFund
BofA Cash Reserves	Capital	5,233,416,674	1.00	Institutional	5,233,416,674
BofA Cash Reserves	Institutional Capital	50,866,374	1.00	Institutional	50,866,374
BofA Cash Reserves	Institutional	144,124,349	1.00	Institutional	144,124,349
BofA Cash Reserves	Trust	631,050,581	1.00	Institutional	631,050,581
BofA Cash Reserves	Liquidity	20,791,582	1.00	Administration	20,791,582
BofA Cash Reserves	Adviser	1,082,806,080	1.00	Dollar	1,082,806,080
BofA Cash Reserves	Investor	3,197,910	1.00	Dollar	3,197,910
BofA Cash Reserves	Marsico	10,003	1.00	Dollar	10,003
BofA Cash Reserves	Investor II	5,207,912	1.00	Cash Reserve	5,207,912
BofA Cash Reserves	Daily	459,097,449	1.00	Cash Management	459,097,449
BofA Money Market Reserves	Capital	14,413,178,009	1.00	Institutional	14,413,178,009
BofA Money Market Reserves	Institutional Capital	689,942,813	1.00	Institutional	689,942,813
BofA Money Market Reserves	Institutional	289,940,077	1.00	Institutional	289,940,077
BofA Money Market Reserves	Trust	250,460,764	1.00	Institutional	250,460,764
BofA Money Market Reserves	Liquidity	5,535,183	1.00	Administration	5,535,183

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	95

Notes to Financial Statements (continued)

Fund	Fund’s Share Class	Shares Prior to Reorganization	Conversion Ratio	TempFund’s Share Class	Shares of TempFund
BofA Money Market Reserves	Adviser	310,015,551	1.00	Dollar	310,015,551

BofA Cash Reserves and BofA Money Market Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization, were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Loss	Net Unrealized Appreciation
BofA Cash Reserves	$7,630,748,025	$7,630,936,384	—	$(188,359)	—
BofA Money Market Reserves	$15,959,115,200	$15,959,115,200	—	—	—

For financial reporting purposes, assets received and shares issued by TempFund were recorded at fair value; however, the cost basis of the investments received from BofA Cash Reserves and BofA Money Market Reserves were carried forward to align ongoing reporting of TempFund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of TempFund immediately after the acquisition amounted to $79,065,952,628. BofA Cash Reserves and BofA Money Market Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Cash Reserves	$6,599,290,161	$6,599,290,161
BofA Money Market Reserves	$14,081,447,742	$14,081,447,742

The purpose of these transactions was to combine three funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting period of TempFund, the pro forma results of operations for the six months ended April 30, 2016, are as follows:

•	Net investment income: $129,199,285

•	Net realized and change in unrealized gain on investments: $1,062,689

•	Net increase in net assets resulting from operations: $130,261,974

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Cash Reserves and BofA Money Market Reserves that have been included in the TempFund’s Statement of Operations since April 15, 2016.

The Board and shareholders of T-Fund and the Board and shareholders of BofA Treasury Reserves approved the reorganization of BofA Treasury Reserves into T-Fund. As a result, T-Fund acquired substantially all of the assets and assumed substantially all of the liabilities of BofA Treasury Reserves in exchange for an equal aggregate value of T-Fund shares.

Each Shareholder of BofA Treasury Reserves received shares of T-Fund in an amount equal to the aggregate NAV of such shareholder’s BofA Treasury Reserves shares, as determined at the close of business on April 15, 2016.

The reorganization was accomplished by a tax-free exchange of shares of T-Fund in the following amounts and at the following conversion ratios:

BofA Treasury Reserves’ Share Class	BofA Treasury Reserves’ Shares Prior to Reorganization	Conversion Ratio	T-Fund’s Share Class	Shares of T-Fund
Capital	4,871,525,139	1.00	Institutional	4,871,525,139
Institutional Capital	355,867,754	1.00	Institutional	355,867,754
Institutional Class	214,682,063	1.00	Institutional	214,682,063
Trust	638,500,984	1.00	Institutional	638,500,984
Liquidity	26,084,388	1.00	Administration	26,084,388
Adviser	3,493,590,243	1.00	Dollar	3,493,590,243

96	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

BofA Treasury Reserves’ Share Class	BofA Treasury Reserves’ Shares Prior to Reorganization	Conversion Ratio	T-Fund’s Share Class	Shares of T-Fund
Investor	6,889,229	1.00	Dollar	6,889,229
Investor II	66,628,684	1.00	Cash Reserve	66,628,684
Daily	168,559,475	1.00	Cash Management	168,559,475

BofA Treasury Reserves’ net assets and composition of net assets on April 15, 2016, the valuation date of the reorganization were as follows:

Fund	Net Assets	Paid-in Capital	Accumulated Net Investment Income	Accumulated Net Realized Gain	Net Unrealized Appreciation
BofA Treasury Reserves	$9,842,382,711	$9,842,382,711	—	—	—

For financial reporting purposes, assets received and shares issued by T-Fund were recorded at fair value; however, the cost basis of the investments received from BofA Treasury Reserves was carried forward to align ongoing reporting of T-Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The aggregate net assets of T-Fund immediately after the acquisition amounted to $31,400,843,204. BofA Treasury Reserves’ fair value and cost of investments prior to the reorganization were as follows:

Fund	Fair Value of Investments	Cost of Investments
BofA Treasury Reserves	$8,926,722,556	$8,926,722,556

The purpose of these transactions was to combine two funds managed by the Manager with the same or substantially similar (but not identical) investment objectives, investment policies, strategies, risks and restrictions. The reorganization was a tax-free event and was effective on April 18, 2016.

Assuming the acquisition had been completed on November 1, 2015 the beginning of the fiscal reporting period of T-Fund, the pro forma results of operations for the six months ended April 30, 2016, are as follows:

•	Net investment income: $13,933,902

•	Net realized and change in unrealized gain on investments: $817,852

•	Net increase in net assets resulting from operations: $14,751,754

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of BofA Treasury Reserves that has been included in T-Fund’s Statement of Operations since April 15, 2016.

The Manager and BofA and/or their respective affiliates have agreed to pay all of the expenses incurred in connection with the Reorganizations. During the period ended April 30, 2016, the Manager incurred $1,013,779 in connection with the Reorganizations.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	97

Notes to Financial Statements (continued)

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis

Fair Value Input and Methodology: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities.

•

Municipal Securities — Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments have been included in the Schedules of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

98	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

4. Securities and Other Investments:

Repurchase Agreements: Repurchase agreements are commitments to purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain eligible collateral subject to the agreement and in value no less than the agreed upon repurchase amount. Pursuant to the custodial undertaking associated with a tri-party repo arrangement, an unaffiliated third party custodian maintains accounts to hold collateral for a Fund and its counterparties. Typically, a Fund and counterparty are not permitted to sell, re-pledge or use the collateral absent a default by the counterparty or a Fund, respectively. Certain Funds, along with other registered investment companies advised by the Manager, may transfer uninvested cash into single joint trading accounts which are then invested in one or more repurchase agreements. As of period end, FedFund, TempCash, TempFund and T-Fund invested in repurchase agreements through joint trading accounts.

In the event the counterparty defaults and the fair value of the collateral declines, a Fund could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by certain Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, a Fund receives securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of the MRA counterparty, a Fund would recognize a liability with respect to such excess collateral. The liability reflects a Fund’s obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Trust’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee, which is determined by calculating a percentage of each Fund’s average daily net assets based on the following annual rates:

Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund
Calculation A	Calculation B
Management Fee is equal to calculation A plus calculation B
.175% of the first $1 Billion[1]	.175% of the first $1 Billion[2]
.150% of the next $1 Billion[1]	.150% of the next $1 Billion[2]
.125% of the next $1 Billion[1]	.125% of the next $1 Billion[2]
.100% of the next $1 Billion[1]	.100% of amounts in excess of $3 Billion[2]
.095% of the next $1 Billion[1]
.090% of the next $1 Billion[1]
.085% of the next $1 Billion[1]
.080% of amounts in excess of $7 Billion[1]

[1]	Based on the combined average net assets of Federal Trust Fund, FedFund, T-Fund and Treasury Trust Fund.

[2]	Based on the average net assets of the Fund whose fee is being calculated.

TempCash, MuniCash and MuniFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.185% of the next $1 Billion
.180% of amounts in excess of $7 Billion

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	99

Notes to Financial Statements (continued)

TempFund
Management Fee	.350% of the first $1 Billion
.300% of the next $1 Billion
.250% of the next $1 Billion
.200% of the next $1 Billion
.195% of the next $1 Billion
.190% of the next $1 Billion
.180% of the next $1 Billion
.175% of the next $1 Billion
.170% of amounts in excess of $8 Billion
California Money Fund and New York Money Fund
Management Fee	.375% of the first $1 Billion
.350% of the next $1 Billion
.325% of the next $1 Billion
.300% of amounts in excess of $3 Billion

Service and Distribution Fees

The Trust, on behalf of the Funds, entered into a separate Distribution Agreement, Distribution Plans and Shareholder Service Plans with BlackRock Investments, LLC (“BRIL”), an affiliate of BlackRock. Pursuant to the Select Shares Distribution Plan, the Private Client Shares Distribution Plan and the Premier Shares Distribution Plan, the Trust may pay BRIL a fee for distribution and sales support services. In addition, the Trust may pay service organizations, including affiliates of the Manager, fees for providing certain services (“shareholder services”) to their customers who own shares of the Funds. Pursuant to its respective Shareholder Services Plan, each of the Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier Share classes are currently paying fees to service organizations, which may include affiliates of the Manager. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service Fee[1]	Distribution Fee[1]
Dollar	0.25%	—
Cash Management	0.50%	—
Cash Reserve	0.40%	—
Administration	0.10%	—
Select	0.50%	0.35%
Private Client	0.50%	0.35%
Premier	0.50%	0.10%

[1]	Due to certain contractual and voluntary waivers, the above stated rates may be reduced.

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fees compensate BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Dollar, Cash Management, Cash Reserve, Administration, Select, Private Client and Premier shareholders.

For the six months ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Service and Distribution Fees
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$23,958	$8,593	$97	$899	—	—	—	$33,547
FedFund	$1,646,257	$271,027	$11,239	$158,402	$756,461	$15,735	$422	$2,859,543
TempCash	$108,568	—	—	—	—	—	—	$108,568
TempFund	$2,364,227	$1,106,724	$26,352	$1,762,903	$891,482	$40,015	$26,260	$6,217,963
T-Fund	$1,452,624	$2,310,327	$13,862	$924	$1,070,358	—	—	$4,848,095
Treasury Trust Fund	$432,841	$35,194	$14,073	$134,735	$99,557	—	—	$716,400
MuniCash	$2,250	—	—	—	—	—	—	$2,250
MuniFund	$45,324	$5,893	—	$215,044	$51,394	$6,174	$2	$323,831
California Money Fund	$96	—	—	$967	$32,129	$17,234	—	$50,426
New York Money Fund	—	$27,219	—	$2,807	$13,806	$3,021	—	$46,853

Expense Limitations, Waivers and Reimbursements

The Manager has contractually agreed to waive fees and/or reimburse operating expenses in order to keep combined management fees and miscellaneous/other expenses (excluding: (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred indirectly by a Fund as a result of investments in other

100	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

investment companies and pooled investment vehicles; (iii) other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of a Fund’s business) from exceeding 0.18% of the average daily net assets of TempCash and TempFund and 0.20% of the average daily net assets of Federal Trust Fund, FedFund, T-Fund, Treasury Trust Fund, MuniCash, MuniFund, California Money Fund and New York Money Fund. Any fees waived by the Manager with respect to a particular fiscal year are not recoverable. The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to March 1, 2017, unless approved by the Board of Trustees, including a majority of the independent Trustees, or by a vote of a majority of the outstanding voting securities of such fund. These amounts are reported in the Statement of Operations as fees waived by the Manager.

In addition BRIL has contractually agreed to waive service and/or distribution fees until March 1, 2017 so that the net annual fund operating expenses, excluding extraordinary expenses, of the Select Shares, Private Client Shares and Premier Shares do not exceed 1.00%, 0.68% and 0.68%, respectively. The agreement renews automatically for successive one-year periods and may be terminated by any party to the agreement upon written notice 75 days prior to the commencement of a successive one year period.

The Manager and BRIL voluntarily agreed to waive a portion of their respective management, service and distribution fees and/or reimburse operating expenses to enable the Funds’ share classes to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, and service and distribution fees waived — class specific. The Manager and BRIL may discontinue the voluntary waiver at any time.

Class specific expense waivers and/or reimbursements are as follows:

Service and Distribution Fees Waived
	Dollar	Cash Management	Cash Reserve	Administration	Select	Private Client	Premier	Total
Federal Trust Fund	$8,490	$5,760	$57	—	—	—	—	$14,307
FedFund	$648,155	$174,098	$7,193	$40,910	$634,359	$13,098	$320	$1,518,133
TempCash	$32,144	—	—	—	—	—	—	$32,144
TempFund	$241,448	$396,539	$8,391	$1,083	$580,947	$25,460	$14,696	$1,268,564
T-Fund	$780,742	$1,798,951	$9,178	—	$930,463	—	—	$3,519,334
Treasury Trust Fund	$315,766	$29,286	$13,060	$57,046	$89,866	—	—	$505,024
MuniCash	$1,931	—	—	—	—	—	—	$1,931
MuniFund	$40,385	$5,551	—	$172,350	$49,836	$6,009	$2	$274,133
California Money Fund	$96	—	—	$745	$29,129	$16,317	—	$46,287
New York Money Fund	—	$24,908	—	$2,363	$13,322	$2,912	—	$43,505

Officers and Trustees

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Officer and Trustees in the Statements of Operations.

Other Transactions

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the period ended April 30, 2016, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
TempCash	—	$15,600,252
MuniCash	$1,057,311,063	$826,829,938
MuniFund	$485,366,020	$329,378,498
California Money Fund	$130,741,326	$169,814,325
New York Money Fund	$107,547,824	$92,698,681

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds file U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	101

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of October 31, 2015, inclusive of open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of October 31, 2015, California Money Fund had capital loss carryforwards of $76 available to offset future realized capital gains without expiration.

7. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission (“SEC”) adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance periods, for the amendments range between July 2015 and October 2016. The changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential.

Concentration Risk: MuniCash, MuniFund, California Money Fund and New York Money Fund invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, each Fund’s respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of investments.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

8. Capital Share Transactions:

The Trust’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (shares) and to classify or reclassify any unissued shares into one or more additional classes of shares.

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

102	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:

Federal Trust Fund	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Institutional
Shares issued in the reorganization[1]	3,444,802,465	—
Shares sold	2,872,854,967	630,624,120
Shares issued in reinvestment of distributions	107,696	10,747
Shares redeemed	(3,167,495,447)	(535,201,368)

Net increase	3,150,269,681	95,433,499

Dollar
Shares issued in the reorganization[1]	240,112,010	—
Shares sold	75,584,540	19,216,012
Shares issued in reinvestment of distributions	—	161
Shares redeemed	(48,687,757)	(20,793,726)

Net increase (decrease)	267,008,793	(1,577,553)

Cash Management
Shares issued in the reorganization[1]	49,348,361	—
Shares sold	27,516,443	—
Shares redeemed	(30,138,009)	—

Net increase	46,726,795	—

Cash Reserve
Shares issued in the reorganization[1]	697,139	—
Shares sold	—	14,307,759
Shares redeemed	(67,582)	(13,427,065)

Net increase	629,557	880,694

Administration
Shares issued in the reorganization[1]	22,113,378	—
Shares sold	28,113,612	711,977
Shares issued in reinvestment of distributions	586	56
Shares redeemed	(28,113,378)	(2,895,238)

Net increase (decrease)	22,114,198	(2,183,205)

Total Net Increase	3,486,749,024	91,672,741

FedFund
Institutional
Shares issued in the reorganization[1]	1,741,336,257	—
Shares sold	65,338,122,905	110,435,925,746
Shares issued in reinvestment of distributions	3,917,415	1,298,481
Shares redeemed	(63,175,828,707)	(109,765,607,731)

Net increase	3,907,547,870	671,616,496

Dollar
Shares issued in the reorganization[1]	23,951,611	—
Shares sold	15,681,192,273	23,290,463,815
Shares issued in reinvestment of distributions	77	722
Shares redeemed	(15,043,262,096)	(23,121,239,439)

Net increase	661,881,865	169,225,098

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	103

Notes to Financial Statements (continued)

FedFund (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Cash Management
Shares issued in the reorganization[1]	218,482	—
Shares sold	338,248,703	266,460,812
Shares issued in reinvestment of distributions	6,272	2,079
Shares redeemed	(248,952,089)	(205,529,921)

Net increase	89,521,368	60,932,970

Cash Reserve
Shares issued in the reorganization[1]	5,773,677	—
Shares sold	5,921,705	14,307,759
Shares redeemed	(6,105,486)	(13,427,065)

Net increase	5,589,896	880,694

Administration
Shares issued in the reorganization[1]	11,327	—
Shares sold	155,100,915	947,882,600
Shares issued in reinvestment of distributions	603	1,220
Shares redeemed	(196,761,627)	(834,721,281)

Net increase (decrease)	(41,648,782)	113,162,539

Select
Shares sold	131,500,390	812,577,593
Shares issued in reinvestment of distributions	11,623	31,853
Shares redeemed	(172,244,999)	(699,898,420)

Net increase (decrease)	(40,732,986)	112,711,026

Private Client
Shares sold	579,517	2,475,791
Shares issued in reinvestment of distributions	237	927
Shares redeemed	(691,167)	(5,084,943)

Net decrease	(111,413)	(2,608,225)

Premier
Shares sold	30,387	5,961,757
Shares issued in reinvestment of distributions	9	341
Shares redeemed	(31,379)	(7,770,000)

Net decrease	(983)	(1,807,902)

Total Net Increase	4,582,046,835	1,124,112,696

TempCash
Institutional
Shares sold	3,749,315,212	14,239,499,716
Shares issued in reinvestment of distributions	544,758	624,725
Shares redeemed	(3,955,944,879)	(14,586,702,332)

Net decrease	(206,084,909)	(346,577,891)

104	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

TempCash (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Dollar
Shares sold	17,272,505	54,335,095
Shares issued in reinvestment of distributions	14,017	38,752
Shares redeemed	(10,890,494)	(183,763,878)

Net increase (decrease)	6,396,028	(129,390,031)

Total Net Decrease	(199,688,881)	(475,967,922)

TempFund
Institutional
Shares issued in the reorganization[1]	21,702,979,641	—
Shares sold	381,362,934,377	784,161,774,141
Shares issued in reinvestment of distributions	40,532,164	18,319,111
Shares redeemed	(393,734,740,592)	(768,290,316,558)

Net increase	9,371,705,590	15,889,776,694

Dollar
Shares issued in the reorganization[1]	1,396,029,544
Shares sold	2,884,139,149	22,453,461,543
Shares issued in reinvestment of distributions	54,048	192,788
Shares redeemed	(2,562,664,999)	(23,615,916,034)

Net increase (decrease)	1,717,557,742	(1,162,261,703)

Cash Management
Shares issued in the reorganization[1]	459,097,449
Shares sold	382,200,682	649,303,269
Shares issued in reinvestment of distributions	10,043	68,670
Shares redeemed	(359,144,692)	(524,173,511)

Net increase	482,163,482	125,198,428

Cash Reserve
Shares issued in the reorganization[1]	5,207,912	—
Shares sold	199,552,640	397,880,899
Shares issued in reinvestment of distributions	338	2,065
Shares redeemed	(205,570,296)	(401,166,257)

Net decrease	(809,406)	(3,283,293)

Administration
Shares issued in the reorganization[1]	26,326,765	—
Shares sold	10,733,805,430	15,046,641,343
Shares issued in reinvestment of distributions	443,657	74,484
Shares redeemed	(10,590,215,743)	(14,745,883,760)

Net increase	170,360,109	300,832,067

Select
Shares sold	125,106,949	741,554,064
Shares issued in reinvestment of distributions	6,530	89,127
Shares redeemed	(236,117,868)	(870,801,540)

Net decrease	(111,004,389)	(129,158,349)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	105

Notes to Financial Statements (continued)

TempFund (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Private Client
Shares sold	3,103,302	9,506,410
Shares issued in reinvestment of distributions	257	3,114
Shares redeemed	(3,890,986)	(14,391,527)

Net decrease	(787,427)	(4,882,003)

Premier
Shares sold	16,372,849	17,261,192
Shares issued in reinvestment of distributions	326	1,828
Shares redeemed	(27,837,676)	(15,384,899)

Net increase (decrease)	(11,464,501)	1,878,121

Total Net Increase	11,617,721,200	15,018,099,962

T-Fund
Institutional
Shares issued in the reorganization[1]	6,080,575,940	—
Shares sold	79,692,617,540	138,670,835,623
Shares issued in reinvestment of distributions	5,354,783	1,528,158
Shares redeemed	(79,002,128,243)	(137,574,723,392)

Net increase	6,776,420,020	1,097,640,389

Dollar
Shares issued in the reorganization[1]	3,500,479,472	—
Shares sold	2,052,533,309	1,597,066,605
Shares issued in reinvestment of distributions	5,554	12,719
Shares redeemed	(2,410,986,773)	(1,364,414,737)

Net increase	3,142,031,562	232,664,587

Cash Management
Shares issued in the reorganization[1]	168,559,475	—
Shares sold	1,519,177,401	1,449,399,208
Shares issued in reinvestment of distributions	32,236	29,460
Shares redeemed	(1,400,220,904)	(1,307,740,908)

Net increase	287,548,208	141,687,760

Cash Reserve[2]
Shares issued in the reorganization[1]	66,628,684	—
Shares sold	138,844,397	120,000,009
Shares issued in reinvestment of distributions	131	55
Shares redeemed	(136,150,035)	(120,000,064)

Net increase	69,323,177	—

Administration
Shares issued in the reorganization[1]	26,084,388	—
Shares sold	22,203,053	43,905,373
Shares issued in reinvestment of distributions	891	—
Shares redeemed	(22,345,932)	(43,900,636)

Net increase	25,942,400	4,737

106	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

T-Fund (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Select
Shares sold	253,920,984	519,522,492
Shares issued in reinvestment of distributions	15,262	36,150
Shares redeemed	(421,073,546)	(495,226,490)

Net increase (decrease)	(167,137,300)	24,332,152

Premier
Shares sold	—	2,380
Shares redeemed	—	(3,240)

Net decrease	—	(860)

Total Net Increase	10,134,128,067	1,496,328,765

Treasury Trust Fund
Institutional
Shares sold	22,165,718,401	32,460,345,224
Shares issued in reinvestment distributions	1,948,824	110,609
Shares redeemed	(17,881,183,211)	(29,310,799,353)

Net increase	4,286,484,014	3,149,656,480

Dollar
Shares sold	889,574,182	1,836,923,588
Shares issued in reinvestment of distributions	2,712	1,804
Shares redeemed	(913,834,215)	(1,847,469,796)

Net decrease	(24,257,321)	(10,544,404)

Cash Management
Shares sold	9,443,088	5,719,242
Shares redeemed	(2,167,470)	(11,968,378)

Net increase (decrease)	7,275,618	(6,249,136)

Cash Reserve
Shares sold	144,425,585	—
Shares issued in reinvestment of distributions	453	—
Shares redeemed	(141,200,612)	—

Net increase	3,225,426	—

Administration
Shares sold	3,025,956,362	4,435,458,750
Shares issued in reinvestment of distributions	9,058	315
Shares redeemed	(3,029,317,685)	(4,197,039,104)

Net increase (decrease)	(3,352,265)	238,419,961

Select[3]
Shares sold	101,966,393	23,152,489
Shares issued in reinvestment of distributions	1,775	63
Shares redeemed	(70,673,679)	(15,094,963)

Net increase	31,294,489	8,057,589

Total Net Increase	4,300,669,961	3,379,340,490

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	107

Notes to Financial Statements (continued)

MuniCash	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Institutional
Shares issued in the reorganization[1]	973,844,721	—
Shares sold	3,997,066,355	276,664,275
Shares issued in reinvestment of distributions	11,654	2,792
Shares redeemed	(3,745,351,126)	(276,231,202)

Net increase	1,225,571,604	435,865

Dollar
Shares sold	1,426,998	2,763,822
Shares issued in reinvestment of distributions	184	333
Shares redeemed	(1,511,214)	(4,232,273)

Net decrease	(84,032)	(1,468,118)

Total Net Increase (Decrease)	1,225,487,572	(1,032,253)

MuniFund
Institutional
Shares sold	2,865,487,015	5,596,948,757
Shares issued in reinvestment of distributions	95,034	107,160
Shares redeemed	(3,017,662,102)	(5,447,572,677)

Net increase (decrease)	(152,080,053)	149,483,240

Dollar
Shares sold	59,817,776	124,868,049
Shares redeemed	(72,176,611)	(132,732,120)

Net decrease	(12,358,835)	(7,864,071)

Cash Management
Shares sold	2,644,975	7,399,046
Shares issued in reinvestment of distributions	253	1,720
Shares redeemed	(2,783,988)	(13,831,054)

Net decrease	(138,760)	(6,430,288)

Administration
Shares sold	280,306,459	466,345,982
Shares issued in reinvestment of distributions	6,115	9,593
Shares redeemed	(185,897,030)	(456,583,830)

Net increase	94,415,544	9,771,745

Select
Shares sold	47,512,862	78,486,529
Shares issued in reinvestment of distributions	1,763	4,394
Shares redeemed	(61,520,454)	(73,303,548)

Net increase (decrease)	(14,005,829)	5,187,375

Private Client
Shares sold	1,438	15
Shares issued in reinvestment of distributions	246	462
Shares redeemed	(624,473)	(168,757)

Net decrease	(622,789)	(168,280)

108	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Notes to Financial Statements (continued)

MuniFund (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Premier
Shares sold	3	20,730
Shares issued in reinvestment of distributions	—	126
Shares redeemed	(1)	(841,804)

Net increase (decrease)	2	(820,948)

Total Net Increase (Decrease)	(84,790,720)	149,158,773

California Money Fund
Institutional
Shares sold	344,923,655	616,376,040
Shares issued in reinvestment of distributions	2,129	511
Shares redeemed	(331,807,668)	(511,213,430)

Net increase	13,118,116	105,163,121

Dollar
Shares sold	390,835	25,624,897
Shares issued in reinvestment of distributions	2	235
Shares redeemed	(2,572,422)	(24,544,169)

Net increase (decrease)	(2,181,585)	1,080,963

Administration
Shares sold	1,618,118	4,228,756
Shares redeemed	(1,590,462)	(3,786,314)

Net increase	27,656	442,442

Select
Shares sold	33,191,140	10,988,997
Shares issued in reinvestment of distributions	237	847
Shares redeemed	(22,901,713)	(13,904,625)

Net increase (decrease)	10,289,664	(2,914,781)

Private Client
Shares sold	1	2
Shares issued in reinvestment of distributions	156	416
Shares redeemed	(24,068)	(184,904)

Net decrease	(23,911)	(184,486)

Premier
Shares sold	—	11
Shares redeemed	(9)	(16,873)

Net decrease	(9)	(16,862)

Total Net Increase	21,229,931	103,570,397

New York Money Fund
Institutional
Shares sold	220,910,696	263,441,617
Shares issued in reinvestment of distributions	2,340	942
Shares redeemed	(212,425,706)	(288,727,150)

Net increase (decrease)	8,487,330	(25,284,591)

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	109

Notes to Financial Statements (concluded)

New York Money Fund (concluded)	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Cash Management
Shares sold	36,607,736	70,064,604
Shares redeemed	(37,694,257)	(81,478,410)

Net decrease	(1,086,521)	(11,413,806)

Administration
Shares sold	7,167,808	15,264,489
Shares redeemed	(10,712,105)	(13,287,803)

Net increase (decrease)	(3,544,297)	1,976,686

Select
Shares sold	1,253,011	9,552,220
Shares issued in reinvestment of distributions	277	460
Shares redeemed	(2,404,202)	(13,133,842)

Net decrease	(1,150,914)	(3,581,162)

Private Client
Shares sold	39,328	569,371
Shares issued in reinvestment of distributions	58	128
Shares redeemed	(227)	(1,703,588)

Net increase (decrease)	39,159	(1,134,089)

Premier
Shares sold	1	132,035
Shares issued in reinvestment of distributions	—	20
Shares redeemed	—	(523,406)

Net increase (decrease)	1	(391,351)

Total Net Increase (Decrease)	2,744,758	(39,828,313)

[1]	See Note 1 regarding the reorganization.

[2]	Commenced operations September 24, 2015.

[3]	Commenced operations September 28, 2015.

9. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

110	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Susan J. Carter, Trustee

Collette Chilton, Trustee

Neil A. Cotty, Trustee

Dr. Matina S. Horner, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Claire A. Walton, Trustee

Frederick W. Winter, Trustee

Barbara G. Novick, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Trustees of the Trust.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Trustee of the Trust.

Effective March 7, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were elected to serve as Trustees of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent, Sub-Administrator and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Distributor BlackRock Investments, LLC New York, NY 10022	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Legal Counsel Sidley Austin LLP New York, NY 10019	Independent Registered Public Accounting Firm Deloitte& Touche LLP Philadelphia, PA 19103

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	111

Additional Information

Proxy Results

A Special Meeting of Shareholders was held on March 7, 2016 for shareholders of record on December 11, 2015, to elect a Board of Trustees of the Funds.

		Votes For	Votes Withheld
Approved the Trustees* as follows:	David O. Beim	46,764,637,042	54,107,580
	Susan J. Carter	46,790,129,700	28,614,922
	Collette Chilton	46,792,279,798	26,464,824
	Neil A. Cotty	46,790,950,296	27,794,326
	Matina S. Horner	46,792,219,415	26,525,208
	Rodney D. Johnson	46,790,536,049	28,208,573
	Cynthia A. Montgomery	46,792,016,096	26,728,526
	Joseph P. Platt	46,790,616,336	28,128,286
	Robert C. Robb, Jr.	46,792,193,774	26,550,848
	Mark Stalnecker	46,744,874,147	73,870,476
	Kenneth L. Urish	46,745,006,848	73,737,774
	Claire A. Walton	46,791,985,274	26,759,348
	Frederick W. Winter	46,744,191,567	74,553,055
	Barbara G. Novick	46,792,153,288	26,591,334
	John M. Perlowski	46,791,382,034	27,362,588

*	Denotes Trust-wide proposal and voting results.

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7450.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7450.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7450; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7450 and (2) on the SEC’s website at http://www.sec.gov.

112	BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK LIQUIDITY FUNDS	APRIL 30, 2016	113

This report is intended for existing current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. You could lose money by investing in a Fund. Although the Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Funds’ sponsor has no legal obligation to provide financial support to the Funds at any time. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BRLF-4/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Liquidity Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Liquidity Funds

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Liquidity Funds

Date: July 1, 2016

3